Consolidated Schedule of Investments
(unaudited)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.10%, 04/15/38
(a) (b)
........... USD 6,000 $ 6,006,768
2x D Floating, Series 2X, Class D, (3-mo.
EURIBOR at 3.10% Floor + 3.10%), 0.00%,
01/15/39
(a) (c)
...................... EUR 2,060 2,374,459
720 East CLO VIII Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.39%, 07/20/38
(a) (b)
........... USD 10,000 10,023,228
AB BSL CLO 2 Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 5.27%, 04/15/34
(a) (b)
........... 15,000 15,007,500
AB Carval Euro CLO II-C DAC, Series 2X, Class
D, (3-mo. EURIBOR at 3.75% Floor + 3.75%),
5.79%, 02/15/37
(a) (c)
................. EUR 490 566,937
AGL Core CLO 27 Ltd., Series 2023-27A, Class
A, (3-mo. CME Term SOFR at 1.73% Floor +
1.73%), 5.60%, 10/21/36
(a) (b)
........... USD 7,000 7,027,425
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR2, (3-mo. CME Term SOFR at 1.90% Floor
+ 1.90%), 5.78%, 07/17/37
(a) (b)
.......... 1,000 1,002,791
AMSR Trust, Series 2021-SFR3, Class F, 3.23%,
10/17/38
(b)
....................... 11,000 10,739,132
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class C1R2, (3-mo. CME Term SOFR at
2.40% Floor + 2.40%), 6.26%, 07/22/37
(a) (b)
. 700 703,713
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class A1R2, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 5.62%, 07/20/38
(a) (b)
. 7,000 7,020,131
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR at
0.00% Floor + 1.41%), 5.32%, 04/15/34
(a) (b)
. 1,000 1,000,462
Anchorage Capital CLO 19 Ltd., Series 2021-
19A, Class A1R, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.25%, 10/15/38
(a) (b)
. 3,000 3,007,030
Anchorage Capital CLO 25 Ltd., Series 2022-
25A, Class C, (3-mo. CME Term SOFR at
2.35% Floor + 2.35%), 6.23%, 04/20/35
(a) (b)
. 5,000 5,007,556
Anchorage Capital CLO 31 Ltd., Series 2025-
31A, Class A1, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 5.16%, 10/20/38
(a) (b)
. 10,000 9,992,377
Anchorage Capital CLO 32 Ltd., Series 2025-
32A, Class A, (3-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.74%, 07/15/37
(a) (b)
. 8,000 8,029,167
Apidos CLO LIV, Series 2025-54A, Class A1,
(3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 5.47%, 10/20/38
(a) (b)
........... 2,000 2,005,305
Apidos CLO XL Ltd., Series 2022-40A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.25%, 07/15/37
(a) (b)
........... 10,000 10,023,151
Apidos Loan Fund Ltd.
(a)(b)
Series 2024-1A, Class A1R, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 5.38%,
10/25/38 ...................... 2,000 2,002,618
Series 2024-1A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.73%,
10/25/38 ...................... 1,809 1,811,482
Arcano Euro CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.28%, 07/25/39
(a) (c)
................. EUR 530 611,909
AREIT Ltd., Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.42%, 12/17/29
(a) (b)
................. USD 10,060 10,059,238
Ares Loan Funding V Ltd., Series 2024-ALF5A,
Class A1, (3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.36%, 07/27/37
(a) (b)
...... 3,000 3,011,039
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares LXXVII CLO Ltd., Series 2025-77A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.21%, 07/15/38
(a) (b)
........... USD 2,000 $ 2,004,470
Ares XLIII CLO Ltd., Series 2017-43A, Class
A1R2, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.25%, 01/15/38
(a) (b)
...... 4,000 4,010,176
Ares XXXIX CLO Ltd., Series 2016-39A, Class
AR3, (3-mo. CME Term SOFR at 1.42% Floor
+ 1.42%), 5.30%, 07/18/37
(a) (b)
.......... 4,000 4,010,344
Arini European CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
4.83%, 01/15/39
(a) (c)
................. EUR 770 884,352
Atlas Senior Loan Fund XI Ltd., Series 2018-11A,
Class A1L, (3-mo. CME Term SOFR at 0.00%
Floor + 1.36%), 5.22%, 07/26/31
(a) (b)
...... USD 49 48,797
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (3-mo. CME Term SOFR at
1.18% Floor + 1.44%), 5.31%, 10/24/31
(a) (b)
. 85 84,927
Aurium CLO VII DAC, Series 7X, Class DR,
(3-mo. EURIBOR at 3.15% Floor + 3.15%),
5.28%, 10/15/38
(a) (c)
................. EUR 350 401,325
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
4.81%, 04/15/38
(a) (c)
................. 530 606,311
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.08%, 01/15/38
(a) (c)
................. 570 655,227
Avoca Static CLO I DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.90% Floor + 2.90%),
4.93%, 01/15/35
(a) (c)
................. 460 528,763
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class A1AR, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.26%, 07/20/37 ................. USD 5,000 5,013,194
Series 2020-14A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.58%, 07/20/37 ................. 1,000 1,001,345
Ballyrock CLO 22 Ltd.
(a)(b)
Series 2024-22A, Class A1A, (3-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.44%, 04/15/37 ................. 5,000 5,016,147
Series 2024-22A, Class B, (3-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.25%,
04/15/37 ...................... 1,000 1,005,587
Ballyrock CLO Ltd.
(a)(b)
Series 2019-2A, Class A1R3, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%),
5.13%, 10/25/38 ................. 4,500 4,504,269
Series 2020-2A, Class BR, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 6.10%,
10/20/31 ...................... 4,500 4,511,216
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (3-mo. CME Term SOFR at 2.05% Floor
+ 2.31%), 6.18%, 01/25/35
(a) (b)
.......... 2,000 2,003,117
Battalion CLO XIX Ltd., Series 2021-19A, Class
C, (3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 6.17%, 04/15/34
(a) (b)
........... 3,000 3,004,528
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.08%, 01/25/35 ................. 220 230,873
Series 2006-HE7, Class 1A2, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
4.45%, 09/25/36 ................. 260 255,796

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.39%, 03/25/37 ................. USD 1,553 $ 1,474,290
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.39%, 03/25/37 ................. 1,370 1,315,815
Series 2007-HE3, Class 2A, (1-mo. CME Term
SOFR at 0.28% Floor + 0.39%), 4.39%,
04/25/37 ...................... 3,146 3,075,654
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%), 4.94%,
04/25/34
(a)
....................... 948 953,863
Benefit Street Partners CLO 43 Ltd., Series
2025-43A, Class A, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 5.19%, 10/20/38
(a) (b)
5,000 5,008,834
Benefit Street Partners CLO Ltd., Series 2015-
6BR, Class A1R, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 5.06%, 04/20/38
(a) (b)
. 3,000 3,000,227
Benefit Street Partners CLO XV Ltd., Series
2018-15A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.29%,
07/15/37
(a) (b)
...................... 2,200 2,204,411
Benefit Street Partners CLO XXIX Ltd., Series
2022-29A, Class AR, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 5.04%, 01/25/38
(a) (b)
20,250 20,250,000
Benefit Street Partners CLO XXXVIII Ltd., Series
2024-38A, Class A, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.17%, 01/25/38
(a) (b)
3,000 3,006,450
Birch Grove CLO 13 Ltd., Series 2025-13A,
Class A1, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.47%, 10/23/38
(a) (b)
...... 10,000 10,024,627
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%), 5.14%,
01/19/38 ...................... 2,500 2,504,535
Series 2021-3A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.48%,
01/19/38 ...................... 7,500 7,503,486
Series 2021-3A, Class CR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.68%,
01/19/38 ...................... 4,000 4,006,276
Birch Grove CLO 9 Ltd.
(a)(b)
Series 2024-9A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.26%,
10/22/37 ...................... 17,000 17,042,491
Series 2024-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.56%,
10/22/37 ...................... 2,000 2,005,146
Bridge Street CLO II Ltd.
(a)(b)
Series 2021-1A, Class A1A, (3-mo. CME Term
SOFR at 1.23% Floor + 1.49%), 5.38%,
07/20/34 ...................... 11,000 11,006,607
Series 2021-1A, Class A2, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 5.90%,
07/20/34 ...................... 5,000 5,000,979
Bridge Street CLO IV Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.48%, 04/20/37
(a) (b)
........... 1,000 1,003,383
Bridge Street CLO V Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 5.10%, 04/20/38
(a) (b)
........... 3,000 3,003,970
Bryant Park CLO Ltd., Series 2025-27A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.53%, 07/20/38
(a) (b)
........... 10,000 10,024,270
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bryant Park Funding Ltd., Series 2024-23A,
Class A1A, (3-mo. CME Term SOFR at 1.57%
Floor + 1.57%), 5.78%, 05/15/37
(a) (b)
...... USD 3,000 $ 3,008,723
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%),
5.48%, 07/18/34 ................. 9,000 8,999,159
Series 2019-1A, Class CRR, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
5.73%, 07/18/34 ................. 2,500 2,502,577
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%), 6.07%,
07/15/31 ...................... 1,500 1,503,821
Series 2017-1A, Class CR, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 6.17%,
07/15/30 ...................... 5,000 5,012,460
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 6.09%,
04/15/35 ...................... 2,000 2,000,533
Carlyle US CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.27%, 10/21/37 ................. 10,000 10,021,222
Series 2019-2A, Class AR2, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.26%,
10/15/37 ...................... 5,500 5,513,628
Series 2019-3A, Class A2RR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.05%),
5.93%, 04/20/37 ................. 3,000 3,009,938
Series 2021-6A, Class A1R, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 5.19%,
01/15/38 ...................... 5,000 5,009,862
Series 2021-11A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
5.27%, 07/25/37 ................. 5,500 5,512,476
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. CME Term SOFR at
0.25% Floor + 0.36%), 4.36%, 04/25/36
(a)
.. 2,876 2,656,998
CarVal CLO VC Ltd., Series 2021-2A, Class C,
(3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 6.37%, 10/15/34
(a) (b)
........... 2,000 2,003,154
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (3-mo. CME Term SOFR at 0.00%
Floor + 1.36%), 5.24%, 07/17/31
(a) (b)
...... 792 792,289
CIFC European Funding CLO II DAC, Series 2X,
Class DR, (3-mo. EURIBOR at 3.00% Floor +
3.00%), 5.03%, 10/15/39
(a) (c)
........... EUR 710 818,381
CIFC Funding 2017-I Ltd., Series 2017-1A, Class
BRR, (3-mo. CME Term SOFR at 2.05% Floor
+ 2.05%), 5.92%, 04/21/37
(a) (b)
.......... USD 2,000 2,005,566
CIFC Funding 2018-IV Ltd., Series 2018-4A,
Class AR, (3-mo. CME Term SOFR at 1.22%
Floor + 1.22%), 5.10%, 01/17/38
(a) (b)
...... 2,700 2,702,930
CIFC Funding 2021-I Ltd., Series 2021-1A, Class
CR, (3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 5.96%, 07/25/37
(a) (b)
........... 9,500 9,537,040
CIFC Funding 2021-IV Ltd., Series 2021-4A,
Class AR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.22%, 07/23/37
(a) (b)
...... 9,000 9,021,366
CIFC Funding Ltd.
(a)(b)
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.23%, 10/24/37 ................. 5,000 5,012,674

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-4RA, Class A1A2, (3-mo. CME
Term SOFR at 0.99% Floor + 0.99%),
4.87%, 01/17/35 ................. USD 6,000 $ 5,993,707
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.58%,
01/18/38 ...................... 1,000 1,006,465
Series 2018-4A, Class CR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.63%,
01/17/38 ...................... 2,000 2,002,299
Series 2019-5A, Class A1R2, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
5.36%, 10/15/38 ................. 16,500 16,523,920
Series 2019-5A, Class BR2, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.74%,
10/15/38 ...................... 2,200 2,203,316
Series 2019-6A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.69%,
07/16/37 ...................... 10,000 10,014,942
Series 2020-4A, Class A1R, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 5.20%,
01/15/40 ...................... 2,500 2,505,226
Series 2020-4A, Class CR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.70%,
01/15/40 ...................... 2,000 2,002,938
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.71% Floor + 1.71%), 5.62%,
04/15/34 ...................... 1,850 1,850,530
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.31%,
10/15/34 ...................... 600 600,373
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 5.14%,
10/15/38 ...................... 2,500 2,502,492
Series 2024-2A, Class A1, (3-mo. CME Term
SOFR at 1.52% Floor + 1.52%), 5.38%,
04/22/37 ...................... 3,000 3,008,580
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.72%,
07/21/37 ...................... 5,000 5,014,516
Citigroup Mortgage Loan Trust, Inc., Series 2006-
WFH2, Class M3, (1-mo. CME Term SOFR at
0.47% Floor + 0.58%), 4.57%, 08/25/36
(a)
.. 2,920 2,701,038
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
5.41%, 04/20/37 ................. 5,300 5,315,188
Series 2018-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
5.83%, 04/20/37 ................. 1,500 1,505,583
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
6.33%, 04/20/37 ................. 2,500 2,513,809
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 .. 57 64,312
Series 1997-7, Class M1, 7.03%, 07/15/28 .. 752 763,093
Contego CLO V DAC, Series 5X, Class DR,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.13%, 10/15/37
(a) (c)
................. EUR 770 886,903
Contego CLO XI DAC, Series 11X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.23%, 11/20/38
(a) (c)
................. 680 780,054
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.45%,
07/25/37
(a) (b)
...................... USD 1,047 700,760
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Cumulus Static CLO DAC, Series 2024-1X, Class
D, (3-mo. EURIBOR at 3.70% Floor + 3.70%),
5.74%, 11/15/33
(a) (c)
................. EUR 166 $ 191,521
Diameter Capital CLO 10 Ltd.
(a)(b)
Series 2025-10A, Class A, (3-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 5.19%,
04/20/38 ...................... USD 4,000 4,007,260
Series 2025-10A, Class B, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 5.78%,
04/20/38 ...................... 5,000 5,012,618
Diameter Capital CLO 6 Ltd., Series 2024-6A,
Class A1, (3-mo. CME Term SOFR at 1.61%
Floor + 1.61%), 5.51%, 04/15/37
(a) (b)
...... 5,000 5,017,288
Diameter Capital CLO 8 Ltd., Series 2024-8A,
Class A1A, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.28%, 10/20/37
(a) (b)
...... 4,810 4,819,631
Diameter Capital CLO 9 Ltd., Series 2025-9A,
Class A, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 5.05%, 04/20/38
(a) (b)
...... 3,000 2,998,202
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.20%, 07/18/30
(a) (b)
...... 2,000 2,005,127
Eaton Vance CLO Ltd., Series 2019-1A, Class
AR2, (3-mo. CME Term SOFR at 1.51% Floor
+ 1.51%), 5.41%, 07/15/37
(a) (b)
.......... 2,500 2,508,876
Elevation CLO Ltd., Series 2017-8A, Class C,
(3-mo. CME Term SOFR at 0.00% Floor +
2.31%), 6.17%, 10/25/30
(a) (b)
........... 3,000 3,007,445
Elmwood CLO 37 Ltd., Series 2024-13A, Class
C, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.58%, 01/17/38
(a) (b)
........... 1,000 1,000,614
Elmwood CLO I Ltd., Series 2019-1A, Class
A1RR, (3-mo. CME Term SOFR at 1.52%
Floor + 1.52%), 5.40%, 04/20/37
(a) (b)
...... 2,500 2,507,414
Elmwood CLO II Ltd., Series 2019-2A, Class
BRR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.58%, 10/20/37
(a) (b)
.......... 2,000 2,004,168
Elmwood CLO IX Ltd., Series 2021-2A, Class
CR, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.68%, 04/20/38
(a) (b)
........... 1,500 1,502,339
Empower CLO Ltd., Series 2024-1A, Class A1,
(3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.46%, 04/25/37
(a) (b)
........... 2,500 2,508,750
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF13, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
4.35%, 10/25/36 ................. 2,793 1,816,190
Series 2006-FF13, Class A2C, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
4.43%, 10/25/36 ................. 1,638 1,085,221
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
4.26%, 12/25/36 ................. 1,795 1,569,442
Series 2006-FFH1, Class M1, (1-mo. CME
Term SOFR at 0.56% Floor + 0.67%),
4.66%, 01/25/36 ................. 3,250 3,211,309
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/19/39 ...................... 6,000 5,937,255
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 ...................... 6,382 6,252,715
Flatiron CLO 28 Ltd., Series 2024-1A, Class BR,
(3-mo. CME Term SOFR at 1.50% Floor +
1.50%), 5.40%, 07/15/36
(a) (b)
........... 2,000 1,998,905
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
....................... 2,900 2,817,002

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
FS Rialto Issuer LLC, Series 2025-FL10, Class
A, (1-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.42%, 08/19/42
(a) (b)
........... USD 10,740 $ 10,731,665
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
CR, (3-mo. CME Term SOFR at 2.45% Floor +
2.45%), 6.35%, 04/15/37
(a) (b)
........... 750 754,216
Generate CLO 16 Ltd., Series 2024-16A, Class
B, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 5.73%, 07/20/37
(a) (b)
........... 4,000 4,010,373
Generate CLO 17 Ltd., Series 2024-17A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.26%, 10/22/37
(a) (b)
........... 10,000 10,023,940
Generate CLO 19 Ltd., Series 2025-19A, Class
A, (3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 5.11%, 04/22/36
(a) (b)
........... 4,000 4,003,990
Generate CLO 2 Ltd., Series 2A, Class AR2,
(3-mo. CME Term SOFR at 1.41% Floor +
1.41%), 5.27%, 10/22/37
(a) (b)
........... 7,965 7,985,317
Generate CLO 4 Ltd., Series 4A, Class BRR,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 5.63%, 07/20/37
(a) (b)
........... 2,750 2,752,682
Generate CLO 5 Ltd., Series 5A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 5.86%, 07/22/37
(a) (b)
........... 1,500 1,506,092
Generate CLO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 5.48%, 04/22/37
(a) (b)
........... 3,000 3,010,500
Generate CLO 9 Ltd., Series 9A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.23%, 01/20/38
(a) (b)
........... 3,000 3,006,754
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR3, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.48%,
04/20/34
(a) (b)
...................... 9,500 9,476,250
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class A1R, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.22%,
10/20/37
(a) (b)
...................... 12,000 12,027,864
Golub Capital Partners CLO 52 B R Ltd., Series
2020-52A, Class BR, (3-mo. CME Term SOFR
at 2.00% Floor + 2.00%), 5.88%, 04/20/37
(a) (b)
2,000 2,008,245
Golub Capital Partners CLO 58B-R Ltd., Series
2021-58A, Class A1R, (3-mo. CME Term
SOFR at 1.28% Floor + 1.28%), 5.51%,
10/25/37
(a) (b)
...................... 2,350 2,353,104
Golub Capital Partners CLO 64B-R Ltd., Series
2022-64A, Class AR, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.22%, 10/25/37
(a) (b)
2,000 2,005,247
Golub Capital Partners CLO 75B Ltd., Series
2024-75A, Class A1, (3-mo. CME Term SOFR
at 1.40% Floor + 1.40%), 5.26%, 07/25/37
(a) (b)
2,000 2,004,774
Golub Capital Partners CLO 76 B Ltd., Series
2024-76A, Class B, (3-mo. CME Term SOFR
at 1.67% Floor + 1.67%), 5.53%, 10/25/37
(a) (b)
3,000 3,012,906
Golub Capital Partners CLO 81 B Ltd., Series
2025-81A, Class A1, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.64%, 07/20/38
(a) (b)
5,000 5,011,622
Golub Capital Partners CLO Ltd., Series 2019-
41A, Class AR2, (3-mo. CME Term SOFR at
1.33% Floor + 1.33%), 5.21%, 07/20/38
(a) (b)
. 2,500 2,506,119
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index Average
+ 1.92%), 5.91%, 12/15/34 .......... GBP 100 120,203
Series B2,  (Sterling Overnight Index
Average at 2.08% Floor + 2.20%), 6.19%,
03/15/36
(c)
..................... 100 118,241
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Greenpoint Manufactured Housing, Series 2000-
1, Class A4, 8.14%, 03/20/30
(a)
.......... USD 3,333 $ 1,845,430
Greystone CRE Notes 2025 LLC, Series 2025-
HC4, Class A, (1-mo. CME Term SOFR at
1.78% Floor + 1.78%), 5.93%, 10/15/42
(a) (b)
. 7,000 7,008,511
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term
SOFR at 0.70% Floor + 0.81%), 4.81%,
12/25/35
(a)
..................... 1,025 460,911
Series 2006-4, Class 1A1, 4.15%, 03/25/36
(a)
2,319 1,604,103
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.47%,
03/25/36
(a)
..................... 3,219 915,640
Series 2006-18, Class AF6, 6.18%, 11/25/36
(d)
3,139 700,636
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. CME Term
SOFR at 0.28% Floor + 0.39%), 4.39%,
11/25/36 ...................... 5,886 2,738,784
Series 2006-HE6, Class A4, (1-mo. CME Term
SOFR at 0.48% Floor + 0.59%), 4.59%,
08/25/36 ...................... 1,209 1,044,771
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.30%, 04/20/34
(a) (b)
........... 1,750 1,752,718
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class
B, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 5.90%, 01/30/35
(a) (b)
........... 3,500 3,502,794
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
A1R, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.23%, 01/20/38
(a) (b)
.......... 4,000 4,009,682
Hambridge Euro CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.34%, 10/20/38
(a) (c)
................. EUR 710 818,382
Henley CLO XI DAC, Series 11X, Class D, (3-mo.
EURIBOR at 2.60% Floor + 2.60%), 4.66%,
04/25/39
(a) (c)
...................... 1,120 1,280,137
Henley CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.11%, 01/15/38
(a) (c)
................. 680 783,127
ICG US CLO I Ltd., Series 2023-1A, Class AR,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.26%, 07/18/38
(a) (b)
........... USD 2,000 2,004,543
Invesco CLO Ltd.
(a)(b)
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.68%,
04/20/35 ...................... 3,125 3,127,860
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 6.03%,
04/20/35 ...................... 5,000 5,008,014
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. CME Term
SOFR at 1.20% Floor + 1.31%), 5.31%,
07/25/36
(a)
....................... 2,975 2,723,646
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 6.41%, 12/25/37
(a)
............ 4,406 4,447,813
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.63%,
08/25/45 ...................... 1,263 1,252,974
Series 2006-4, Class 1A, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.41%,
05/25/36 ...................... 19,534 10,314,989

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-6, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.41%,
07/25/36 ...................... USD 5,502 $ 2,176,722
Series 2006-7, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 4.42%,
08/25/36 ...................... 5,763 3,009,222
Series 2006-WL3, Class 2A4, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
4.71%, 01/25/36 ................. 1,141 1,039,343
Madison Park Funding LVIII Ltd., Series 2024-
58A, Class B, (3-mo. CME Term SOFR at
1.95% Floor + 1.95%), 5.81%, 04/25/37
(a) (b)
. 1,700 1,704,323
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class A1R2, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 5.06%, 03/25/38
(a) (b)
. 2,000 2,000,154
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.70%,
10/15/32 ...................... 6,000 6,001,538
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
6.10%, 10/15/32 ................. 4,750 4,749,983
Marathon CLO Ltd., Series 2020-15A, Class
A1R3, (3-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.66%, 08/15/37
(a) (b)
...... 5,000 5,014,349
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. CME Term SOFR
at 0.52% Floor + 0.63%), 4.63%, 06/25/36
(a) (b)
1,627 1,534,932
MF1 LLC, Series 2025-FL20, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
5.48%, 02/18/43
(a) (b)
................. 6,536 6,533,242
MidOcean Credit CLO XIV Ltd., Series 2024-14A,
Class A1, (3-mo. CME Term SOFR at 1.58%
Floor + 1.58%), 5.48%, 04/15/37
(a) (b)
...... 10,000 10,030,860
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
... 567 116,107
Neuberger Berman Loan Advisers CLO 36R
Ltd., Series 2020-36RA, Class B, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%), 5.93%,
07/20/39
(a) (b)
...................... 1,700 1,703,077
New Mountain CLO 3 Ltd.
(a)(b)
Series CLO-3A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.21%,
10/20/38 ...................... 6,500 6,517,306
Series CLO-3A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.58%,
10/20/38 ...................... 1,000 1,000,616
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
.... 5,006 4,731,124
Oaktree CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.26%, 01/20/38 ................. 6,000 6,015,213
Series 2020-1A, Class BRR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.45%, 01/15/38 ................. 3,500 3,501,420
Series 2023-2A, Class A1R, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.23%,
07/20/38 ...................... 5,000 5,010,380
Series 2024-26A, Class B, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 5.83%,
04/20/37 ...................... 3,000 3,004,219
Series 2024-27A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.51%,
10/22/37 ...................... 4,000 4,003,494
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
USD 201 $ 201,684
Series 1999-C, Class A2, 7.48%, 08/15/27 .. 1,346 993,555
Series 2001-D, Class A3, 5.90%, 09/17/31
(a)
. 255 89,940
OCP CLO Ltd.
(a)(b)
Series 2015-10A, Class CR3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.76%, 01/26/38 ................. 3,700 3,710,163
Series 2016-11A, Class AR3, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
5.16%, 07/26/38 ................. 5,000 5,010,105
Series 2017-14A, Class A1R, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.25%, 07/20/37 ................. 5,000 5,012,667
Series 2019-16A, Class CR, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
6.04%, 04/10/33 ................. 2,500 2,506,336
Series 2019-17A, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
5.88%, 07/20/37 ................. 1,000 1,003,325
Series 2020-18A, Class A1R2, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.25%, 07/20/37 ................. 15,000 15,038,410
Series 2020-19A, Class A1R2, (3-mo. CME
Term SOFR at 1.18% Floor + 1.18%),
5.06%, 04/20/38 ................. 3,000 3,000,235
Series 2020-20A, Class B1R, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
5.83%, 04/18/37 ................. 8,000 8,022,826
Series 2021-22A, Class CR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
5.83%, 10/20/37 ................. 4,500 4,512,853
Series 2022-25A, Class A1R, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
5.30%, 07/20/37 ................. 5,000 5,012,475
Series 2025-40A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.34%,
04/16/38 ...................... 2,500 2,501,939
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class CR, (3-mo. CME Term SOFR
at 2.06% Floor + 2.06%), 5.97%, 07/15/30
(a) (b)
2,250 2,255,576
OHA Credit Funding 1 Ltd., Series 2018-1A,
Class CR, (3-mo. CME Term SOFR at 2.45%
Floor + 2.45%), 6.33%, 04/20/37
(a) (b)
...... 1,000 1,005,569
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 5.62%, 01/21/38
(a) (b)
...... 1,500 1,501,773
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.20%, 01/20/38
(a) (b)
...... 2,000 2,004,288
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class B1R2, (3-mo. CME Term SOFR at
1.65% Floor + 1.65%), 5.53%, 10/20/37
(a) (b)
. 5,000 5,006,876
OHA Credit Partners XI Ltd., Series 2015-11A,
Class B1R2, (3-mo. CME Term SOFR at
1.80% Floor + 1.80%), 5.68%, 04/20/37
(a) (b)
. 1,750 1,754,452
OHA Credit Partners XII Ltd., Series 2015-12A,
Class CR2, (3-mo. CME Term SOFR at 2.40%
Floor + 2.40%), 6.26%, 04/23/37
(a) (b)
...... 2,000 2,010,421
OHA Credit Partners XIV Ltd., Series 2017-14A,
Class B1R, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.52%, 07/21/37
(a) (b)
...... 3,000 3,004,336

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Loan Funding Ltd.
(a)(b)
Series 2013-1A, Class B1R3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.76%, 04/23/37 ................. USD 1,000 $ 1,002,653
Series 2016-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.10%),
5.98%, 07/20/37 ................. 3,265 3,277,946
Palmer Square CLO Ltd.
(a)(b)
Series 2019-1A, Class CR2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
5.91%, 08/14/38 ................. 1,500 1,497,757
Series 2020-3A, Class BR2, (3-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.86%,
11/15/36 ...................... 2,000 2,011,065
Series 2021-3A, Class CR, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 5.80%,
10/15/38 ...................... 5,000 5,013,802
Series 2021-4A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.60%,
07/15/38 ...................... 7,250 7,266,967
Series 2021-4A, Class CR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.75%,
07/15/38 ...................... 4,850 4,861,258
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.23%,
07/20/37 ...................... 7,500 7,516,954
Series 2024-4A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.65%,
01/15/38 ...................... 1,000 1,001,081
Park Blue CLO Ltd., Series 2025-9A, Class A1,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.43%, 10/20/38
(a) (b)
........... 2,000 2,004,020
Pikes Peak CLO 3, Series 2019-3A, Class BRR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 5.82%, 10/25/34
(a) (b)
........... 1,600 1,602,102
Pikes Peak CLO 9, Series 2021-9A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.56%, 10/27/38
(a) (b)
........... 3,000 3,001,546
Progress Residential Trust
(b)
Series 2021-SFR10, Class G, 4.86%,
12/17/40 ...................... 5,013 4,862,419
Series 2021-SFR8, Class G, 4.01%, 10/17/38 10,000 9,812,489
Series 2022-SFR3, Class F, 6.60%, 04/17/39 500 501,061
Rad CLO 22 Ltd., Series 2023-22A, Class A1,
(3-mo. CME Term SOFR at 1.83% Floor +
1.83%), 5.71%, 01/20/37
(a) (b)
........... 1,730 1,734,185
Rad CLO 7 Ltd., Series 2020-7A, Class A1R,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.23%, 04/17/36
(a) (b)
........... 1,000 1,000,503
Rad CLO 10 Ltd., Series 2021-10A, Class C,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 5.87%, 04/23/34
(a) (b)
........... 3,750 3,755,704
Rad CLO 14 Ltd., Series 2021-14A, Class C,
(3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 6.17%, 01/15/35
(a) (b)
........... 3,500 3,505,305
Rad CLO 15 Ltd., Series 2021-15A, Class A1AR,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.24%, 07/20/40
(a) (b)
........... 2,000 2,004,630
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.18%, 01/25/38
(a) (b)
........... 4,100 4,108,684
Regatta VI Funding Ltd., Series 2016-1A, Class
CR3, (3-mo. CME Term SOFR at 1.90% Floor
+ 1.90%), 5.86%, 10/20/38
(a) (b)
.......... 1,250 1,250,603
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.28%, 07/17/37
(a) (b)
........... USD 12,500 $ 12,527,500
Regatta XIX Funding Ltd., Series 2022-1A, Class
BR, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.48%, 10/20/38
(a) (b)
........... 1,320 1,321,354
Regatta XX Funding Ltd., Series 2021-2A, Class
AR, (3-mo. CME Term SOFR at 1.18% Floor +
1.18%), 5.08%, 01/15/38
(a) (b)
........... 1,250 1,250,176
Regatta XXIII Funding Ltd., Series 2021-4A,
Class C, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.20%, 01/20/35
(a) (b)
...... 3,000 3,004,707
Regatta XXIV Funding Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.20%, 01/20/38
(a) (b)
...... 3,000 3,007,609
Regatta XXVIII Funding Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 5.41%, 04/25/37
(a) (b)
...... 2,500 2,508,439
Riserva CLO Ltd., Series 2016-3A, Class CRR,
(3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 5.95%, 01/18/34
(a) (b)
........... 1,000 1,001,553
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
5.80%, 04/20/34 ................. 3,500 3,501,280
Series 2017-3A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.06%), 5.95%,
10/20/30 ...................... 2,300 2,305,838
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 1.98%), 6.19%,
05/20/31 ...................... 1,000 998,359
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 5.31%,
10/20/31 ...................... 988 988,371
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 5.95%,
10/20/31 ...................... 1,125 1,123,792
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 6.35%,
10/20/31 ...................... 700 701,738
Rockford Tower Europe CLO DAC
(a)(c)
Series 2025-1X, Class D, (3-mo. EURIBOR at
3.00% Floor + 3.00%), 5.06%, 10/25/37 . EUR 970 1,111,161
Series 2025-3X, Class D, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 0.00%, 01/15/40 . 1,270 1,463,866
RR 14 Ltd., Series 2021-14A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor + 1.38%),
5.29%, 04/15/36
(a) (b)
................. USD 1,500 1,500,628
RR 28 Ltd., Series 2024-28RA, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.45%, 04/15/37
(a) (b)
........... 7,500 7,522,234
RR 5 Ltd., Series 2018-5A, Class A2R, (3-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
5.85%, 07/15/39
(a) (b)
................. 2,000 2,007,805
Sandstone Peak III Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.49%, 04/25/37
(a) (b)
........... 1,000 1,003,713
Sculptor CLO XXIX Ltd., Series 29A, Class AR,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.23%, 07/22/38
(a) (b)
........... 3,000 3,007,393
Signal Harmonic CLO I DAC, Series 1X, Class
DR, (3-mo. EURIBOR at 3.50% Floor +
3.50%), 5.42%, 07/15/38
(a) (c)
........... EUR 650 750,778
Signal Peak CLO 14 Ltd., Series 2024-14A,
Class A, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.16%, 01/22/38
(a) (b)
...... USD 3,000 3,005,967

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Silver Point CLO 12 Ltd., Series 2025-12A, Class
A1, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.29%, 10/15/38
(a) (b)
........... USD 5,000 $ 5,012,722
Silver Point CLO 4 Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.53%, 04/15/37
(a) (b)
........... 5,000 5,019,200
Silver Point CLO 6 Ltd., Series 2024-6A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.30%, 10/15/37
(a) (b)
........... 5,000 5,009,944
Silver Point CLO 8 Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 5.11%, 04/15/38
(a) (b)
........... 3,000 3,003,742
Silver Point CLO 9 Ltd., Series 2025-9A, Class
A1, (3-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.81%, 03/31/38
(a) (b)
........... 5,000 5,018,801
Silver Point Euro CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
0.00%, 01/15/39
(a) (c)
................. EUR 710 818,381
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 5.62%, 01/20/38
(a) (b)
...... USD 3,250 3,253,726
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.48%,
07/17/38 ...................... 3,000 3,005,895
Series 2021-19A, Class CR, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
5.73%, 07/17/38 ................. 1,000 1,002,317
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class A1R, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.13%, 10/17/38
(a) (b)
...... 5,000 5,006,597
Sona Fios CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.33%, 08/25/38
(a) (c)
................. EUR 590 681,379
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.25%
Floor + 2.51%), 6.42%, 07/15/34
(a) (b)
...... USD 2,250 2,253,432
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (3-mo. CME Term SOFR at 1.96%
Floor + 1.96%), 5.82%, 04/25/34
(a) (b)
...... 3,350 3,348,006
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 5.76%, 04/25/35
(a) (b)
...... 5,200 5,197,836
Structured Asset Securities Corp. Mortgage Loan
Trust
(a)
Series 2006-BC3, Class A1, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 4.43%,
10/25/36 ...................... 4,551 3,114,058
Series 2007-MN1A, Class A1, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.57%, 01/25/37
(b)
................ 1,253 722,860
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.53%,
04/20/37 ...................... 9,000 9,031,500
Series 2023-3A, Class CR, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 6.48%,
04/20/37 ...................... 1,000 1,005,527
Series 2024-5A, Class B, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 6.13%,
04/20/36 ...................... 2,000 2,001,994
Symphony CLO 30 Ltd., Series 2023-30A, Class
B1R, (3-mo. CME Term SOFR at 1.95% Floor
+ 1.95%), 5.83%, 10/20/37
(a) (b)
.......... 1,000 1,005,989
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Symphony CLO 38 Ltd., Series 2023-38A, Class
BR, (3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 5.82%, 07/24/38
(a) (b)
........... USD 1,500 $ 1,509,105
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 5.26%, 10/23/34
(a) (b)
...... 2,000 2,001,263
Texas Debt Capital Euro CLO DAC, Series 2024-
1X, Class D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 5.62%, 07/16/38
(a) (c)
.......... EUR 500 577,322
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. CME Term
SOFR at 1.12% Floor + 1.38%), 5.29%,
01/15/34 ...................... USD 2,000 2,000,884
Series 2016-6A, Class BR2, (3-mo. CME Term
SOFR at 1.50% Floor + 1.76%), 5.67%,
01/15/34 ...................... 2,000 2,003,069
Series 2016-6A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
6.07%, 01/15/34 ................. 1,650 1,652,546
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.32%, 04/15/33
(a) (b)
........... 6,500 6,516,128
TICP CLO XII Ltd., Series 2018-12A, Class CR,
(3-mo. CME Term SOFR at 2.10% Floor +
2.36%), 6.27%, 07/15/34
(a) (b)
........... 13,450 13,463,213
Trestles CLO VI Ltd., Series 2023-6A, Class
A1R, (3-mo. CME Term SOFR at 1.18% Floor
+ 1.18%), 5.04%, 04/25/38
(a) (b)
.......... 2,000 2,000,196
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%, 03/17/38 7,000 6,942,297
Series 2020-SFR2, Class E2, 3.08%, 11/17/39 1,000 948,376
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.28%,
07/23/37 ...................... 7,000 7,017,017
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.66%,
07/23/37 ...................... 1,000 1,002,023
Series 2021-2A, Class B1, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 5.87%,
10/25/34 ...................... 1,500 1,498,150
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.35%, 07/23/37
(a) (b)
........... 2,000 2,005,952
Trinitas CLO XXX Ltd., Series 2024-30A, Class
A1, (3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.23%, 10/23/37
(a) (b)
........... 6,000 6,015,863
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
.................. GBP 1,404 1,940,211
Victory Street CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
5.48%, 01/15/38
(a) (c)
................. EUR 1,010 1,165,744
Voya CLO Ltd., Series 2014-4A, Class BR2,
(3-mo. CME Term SOFR at 0.00% Floor +
2.35%), 6.26%, 07/14/31
(a) (b)
........... USD 500 501,236
Warwick Capital CLO 4 Ltd.
(a)(b)
Series 2024-4A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.28%,
07/20/37 ...................... 13,500 13,530,892
Series 2024-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.63%,
07/20/37 ...................... 1,000 1,002,163
Warwick Capital CLO 7 Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.25%, 10/21/38
(a) (b)
...... 2,000 2,004,773

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Washington Mutual Asset-Backed Certificates
Trust, Series 2006-HE5, Class 1A, (1-mo.
CME Term SOFR at 0.31% Floor + 0.42%),
4.00%, 10/25/36
(a)
.................. USD 10,485 $ 8,066,282
Wellington Management CLO 3 Ltd., Series
2024-3A, Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.24%, 07/18/37
(a) (b)
5,000 5,012,037
Wellington Management CLO 4 Ltd., Series
2025-4A, Class A, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.03%, 04/18/38
(a) (b)
. 6,000 5,996,861
Wellington Management CLO 5 Ltd., Series
2025-5A, Class A, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 5.25%, 10/18/38
(a) (b)
. 3,000 3,006,825
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class BRR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
5.62%, 07/24/36 ................. 10,265 10,273,348
Series 2019-1A, Class CRR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
5.87%, 07/24/36 ................. 2,000 2,003,055
Total Asset-Backed Securities — 10 .4%
(Cost: $ 1,103,991,890 ) ............................ 1,095,824,358
Shares
Shares
Common Stocks
Aerospace & Defense — 0.5%
Airbus SE .......................... 4,687 1,155,679
BAE Systems plc ..................... 726,443 17,894,825
Boeing Co. (The)
(e)
.................... 21,734 4,368,969
GE Aerospace ....................... 33,690 10,408,525
Hensoldt AG ........................ 11,415 1,216,812
Howmet Aerospace, Inc. ................ 1,523 313,662
L3Harris Technologies, Inc. .............. 15,523 4,487,699
Lockheed Martin Corp. ................. 4,510 2,218,379
Northrop Grumman Corp. ............... 4,691 2,736,964
RTX Corp. ......................... 13,574 2,422,959
Singapore Technologies Engineering Ltd. ..... 182,800 1,190,953
48,415,426
Air Freight & Logistics — 0.0%
FedEx Corp. ........................ 12,112 3,074,268
Automobile Components — 0.1%
Aptiv plc
(e)
.......................... 33,696 2,732,746
Bridgestone Corp. .................... 65,600 2,863,777
Cie Generale des Etablissements Michelin SCA 76,926 2,457,434
Magna International, Inc. ................ 30,513 1,441,511
9,495,468
Automobiles — 0.2%
General Motors Co. ................... 63,507 4,387,699
Honda Motor Co. Ltd. .................. 1,334,000 13,483,068
Isuzu Motors Ltd. ..................... 65,100 798,795
Kia Corp. .......................... 79,598 6,676,571
Yamaha Motor Co. Ltd. ................. 105,300 758,661
26,104,794
Banks — 1.7%
Banco Bilbao Vizcaya Argentaria SA ........ 629,079 12,673,480
Banco de Sabadell SA ................. 611,838 2,293,717
Banco Santander SA .................. 367,570 3,745,608
Bank of America Corp. ................. 196,976 10,528,367
Bank of Nova Scotia (The) ............... 139,618 9,157,221
BNP Paribas SA ..................... 37,598 2,912,266
Security
Shares
Shares Value
Banks (continued)
BOC Hong Kong Holdings Ltd. ............ 429,500 $ 2,110,443
CaixaBank SA ....................... 446,288 4,717,152
Citigroup, Inc. ....................... 208,251 21,081,249
Citizens Financial Group, Inc. ............ 214,827 10,928,250
Commerzbank AG .................... 79,523 2,899,640
Credit Agricole SA .................... 120,312 2,171,797
DBS Group Holdings Ltd. ............... 192,300 7,961,708
DNB Bank ASA ...................... 100,886 2,575,159
Erste Group Bank AG .................. 16,492 1,708,388
First Citizens BancShares, Inc. , Class A ...... 5,840 10,656,949
Flagstar Bank NA ..................... 266,131 3,039,216
Grupo Financiero Banorte SAB de CV , Class O 287,600 2,706,723
HSBC Holdings plc ................... 580,619 8,128,348
ING Groep NV ....................... 138,715 3,463,669
Intesa Sanpaolo SpA .................. 574,057 3,699,996
JPMorgan Chase & Co. ................ 24,337 7,571,727
M&T Bank Corp. ..................... 48,215 8,865,292
NatWest Group plc .................... 865,391 6,662,227
Nordea Bank Abp .................... 119,104 2,037,490
Oversea-Chinese Banking Corp. Ltd. ....... 395,500 5,173,694
Raiffeisen Bank International AG .......... 24,366 908,369
Regions Financial Corp. ................ 46,423 1,123,437
Sberbank of Russia PJSC
(e) (f)
............. 877,548 109
UniCredit SpA ....................... 57,064 4,225,400
United Overseas Bank Ltd. .............. 148,000 3,936,426
Wells Fargo & Co. .................... 105,437 9,169,856
178,833,373
Beverages — 0.3%
Brown-Forman Corp. , Class B ............ 30,876 840,753
Coca-Cola Co. (The) .................. 245,931 16,944,646
Diageo plc ......................... 252,328 5,803,987
Keurig Dr Pepper, Inc. ................. 301,256 8,182,113
31,771,499
Broadline Retail — 0.3%
Alibaba Group Holding Ltd. , ADR
(g)
......... 97,845 16,675,723
Amazon.com, Inc.
(e)
................... 63,948 15,617,381
Canadian Tire Corp. Ltd. , Class A .......... 5,912 678,012
eBay, Inc. .......................... 12,590 1,023,693
PDD Holdings, Inc. , ADR
(e) (g)
............. 18,835 2,540,276
36,535,085
Building Products — 0.3%
A O Smith Corp. ..................... 4,262 281,249
Allegion plc ......................... 53,418 8,855,102
Belimo Holding AG (Registered) ........... 845 911,708
Carrier Global Corp. ................... 45,384 2,699,894
Cie de Saint-Gobain SA ................ 17,923 1,739,644
Fortune Brands Innovations, Inc. .......... 138,640 7,042,912
Geberit AG (Registered) ................ 2,238 1,636,032
Johnson Controls International plc ......... 11,740 1,342,939
Kingspan Group plc ................... 11,010 824,410
Nibe Industrier AB , Class B .............. 200,999 782,148
ROCKWOOL A/S , Class B .............. 14,750 505,419
Trane Technologies plc ................. 4,341 1,947,590
28,569,047
Capital Markets — 0.6%
Bank of New York Mellon Corp. (The) ....... 18,366 1,982,242
Carlyle Group, Inc. (The) ................ 54,296 2,895,063
CBOE Global Markets, Inc. .............. 1,144 281,012
Charles Schwab Corp. (The) ............. 151,385 14,308,910
Deutsche Bank AG (Registered) ........... 85,418 3,057,982
DigitalBridge Group, Inc. , Class A .......... 126,381 1,495,087
Goldman Sachs Group, Inc. (The) ......... 6,697 5,286,411
Intercontinental Exchange, Inc. ........... 101,647 14,869,940

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Moody's Corp. ....................... 18,640 $ 8,952,792
Morgan Stanley ...................... 47,374 7,769,336
MSCI, Inc. ......................... 1,572 925,201
Nasdaq, Inc. ........................ 9,729 831,732
Raymond James Financial, Inc. ........... 3,502 555,662
State Street Corp. .................... 9,802 1,133,699
64,345,069
Chemicals — 0.4%
Air Liquide SA ....................... 45,565 8,818,601
Air Products & Chemicals, Inc. ............ 24,712 5,994,884
Akzo Nobel NV ...................... 12,905 852,829
Arkema SA ......................... 14,237 845,146
Axalta Coating Systems Ltd.
(e)
............ 64,620 1,839,732
BASF SE .......................... 55,214 2,724,361
Croda International plc ................. 15,749 597,850
Evonik Industries AG .................. 39,412 660,468
Linde plc .......................... 12,677 5,302,789
LyondellBasell Industries NV , Class A ....... 86,380 4,009,760
Mosaic Co. (The) ..................... 19,058 523,142
Nutrien Ltd. ......................... 56,350 3,069,107
PPG Industries, Inc. ................... 51,772 5,060,713
Sherwin-Williams Co. (The) .............. 4,344 1,498,419
Sika AG (Registered) .................. 8,380 1,642,378
43,440,179
Commercial Services & Supplies — 0.2%
Bilfinger SE ......................... 12,211 1,317,477
Brambles Ltd. ....................... 155,908 2,533,439
Element Fleet Management Corp. ......... 45,752 1,234,037
Rentokil Initial plc ..................... 1,036,174 5,783,356
Republic Services, Inc. ................. 32,527 6,773,422
Rollins, Inc. ......................... 10,170 585,894
Securitas AB , Class B .................. 54,927 809,122
SPIE SA ........................... 35,149 1,788,815
20,825,562
Communications Equipment — 0.1%
Cisco Systems, Inc. ................... 85,942 6,283,220
F5, Inc.
(e)
.......................... 2,646 669,570
Telefonaktiebolaget LM Ericsson , Class B .... 309,210 3,137,204
10,089,994
Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA 20,478 1,681,442
Bouygues SA ....................... 21,779 983,064
Eiffage SA ......................... 17,251 2,122,733
EMCOR Group, Inc. ................... 1,803 1,218,431
Ferrovial SE ........................ 66,394 4,074,225
MasTec, Inc.
(e)
....................... 5,125 1,046,320
Quanta Services, Inc. .................. 5,185 2,328,739
Skanska AB , Class B .................. 36,369 990,401
Vinci SA ........................... 104,457 13,967,604
28,412,959
Construction Materials — 0.1%
Amrize Ltd.
(e)
........................ 58,821 3,043,748
Buzzi SpA .......................... 12,340 743,401
Heidelberg Materials AG ................ 7,862 1,844,454
Holcim AG ......................... 95,337 8,475,577
Wienerberger AG ..................... 13,463 399,645
14,506,825
Consumer Finance — 0.0%
American Express Co. ................. 8,650 3,120,314
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 0.5%
Coles Group Ltd. ..................... 150,169 $ 2,165,821
Costco Wholesale Corp. ................ 4,806 4,380,429
Dollar General Corp. .................. 87,461 8,628,902
Koninklijke Ahold Delhaize NV ............ 104,697 4,285,311
Kroger Co. (The) ..................... 33,090 2,105,517
Sysco Corp. ........................ 37,100 2,755,788
Target Corp. ........................ 47,172 4,373,788
Tesco plc .......................... 784,836 4,736,229
Walmart, Inc. ........................ 157,430 15,928,767
49,360,552
Containers & Packaging — 0.1%
Avery Dennison Corp. .................. 3,646 637,649
Crown Holdings, Inc. .................. 23,750 2,308,025
Sealed Air Corp. ..................... 147,111 4,929,690
7,875,364
Diversified Consumer Services — 0.1%
Service Corp. International .............. 116,427 9,722,819
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc. ....... 144,371 4,313,806
Merlin Properties Socimi SA ............. 269,996 4,206,070
8,519,876
Diversified Telecommunication Services — 0.3%
Cellnex Telecom SA
(b) (c)
................. 107,715 3,353,356
Deutsche Telekom AG (Registered) ........ 28,164 872,385
Elisa OYJ .......................... 15,821 697,140
Koninklijke KPN NV ................... 2,897,714 13,409,065
Telstra Group Ltd. .................... 449,395 1,435,745
TELUS Corp. ....................... 710,859 10,395,150
Verizon Communications, Inc. ............ 71,590 2,844,987
33,007,828
Electric Utilities — 1.5%
Acciona SA ......................... 7,507 1,661,615
Alliant Energy Corp. ................... 117,715 7,865,716
American Electric Power Co., Inc. .......... 133,095 16,006,005
Chubu Electric Power Co., Inc. ............ 145,100 2,017,727
Duke Energy Corp. ................... 78,889 9,805,903
Elia Group SA/NV .................... 47,724 5,752,096
Emera, Inc. ......................... 128,344 6,101,727
Endesa SA ......................... 36,559 1,310,124
Entergy Corp. ....................... 138,972 13,353,819
Evergy, Inc. ......................... 133,043 10,219,033
Eversource Energy ................... 31,471 2,322,874
Exelon Corp. ........................ 118,874 5,482,469
FirstEnergy Corp. .................... 212,243 9,727,097
Kansai Electric Power Co., Inc. (The) ....... 183,600 2,864,190
Korea Electric Power Corp. .............. 62,259 1,863,664
Kyushu Electric Power Co., Inc. ........... 192,000 1,884,340
NextEra Energy, Inc. .................. 206,923 16,843,532
Origin Energy Ltd. .................... 190,935 1,530,119
PG&E Corp. ........................ 627,692 10,017,964
Pinnacle West Capital Corp. ............. 42,623 3,772,988
Power Assets Holdings Ltd. .............. 457,000 2,903,205
PPL Corp. ......................... 31,003 1,132,230
Southern Co. (The) ................... 101,301 9,526,346
Xcel Energy, Inc. ..................... 150,760 12,237,189
156,201,972
Electrical Equipment — 0.3%
Eaton Corp. plc ...................... 6,034 2,302,333
Emerson Electric Co. .................. 14,663 2,046,515
GE Vernova, Inc. ..................... 5,524 3,232,313
Generac Holdings, Inc.
(e)
................ 3,664 615,625

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Hubbell, Inc. ........................ 30,122 $ 14,157,340
Legrand SA ........................ 6,647 1,147,855
Nexans SA ......................... 5,656 796,377
NKT A/S
(e)
.......................... 8,687 972,430
nVent Electric plc ..................... 4,139 473,295
nVent Electric plc ..................... 4,137 473,066
Prysmian SpA ....................... 21,663 2,258,665
Siemens Energy AG
(e)
.................. 27,194 3,387,974
Vertiv Holdings Co. , Class A ............. 12,739 2,456,843
34,320,631
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. , Class A ............... 13,674 1,905,335
CDW Corp. ......................... 20,760 3,308,521
Murata Manufacturing Co. Ltd. ............ 189,300 4,081,482
Omron Corp. ........................ 20,300 566,061
Ralliant Corp. ....................... 51,040 2,241,677
Yokogawa Electric Corp. ................ 26,300 786,750
12,889,826
Energy Equipment & Services — 0.1%
Baker Hughes Co. , Class A .............. 161,142 7,800,884
Entertainment — 0.0%
Walt Disney Co. (The) ................. 9,683 1,090,499
Financial Services — 0.3%
Aimbridge Topco LLC
(e) (f)
................ 8,082 521,289
Fidelity National Information Services, Inc. .... 133,131 8,323,350
Global Payments, Inc. ................. 26,506 2,061,107
Mastercard, Inc. , Class A ................ 10,473 5,780,991
Poste Italiane SpA
(b) (c)
.................. 50,938 1,228,110
Visa, Inc. , Class A .................... 23,175 7,896,650
Voya Financial, Inc. ................... 65,004 4,840,198
30,651,695
Food Products — 0.2%
Associated British Foods plc ............. 38,098 1,149,667
Campbell's Co. (The) .................. 99,250 2,990,403
H-Food Holdings LLC
(e)
................. 11,259 182,261
Hormel Foods Corp. ................... 59,131 1,276,638
JDE Peet's NV ...................... 19,024 692,362
Kraft Heinz Co. (The) .................. 144,407 3,571,185
Lamb Weston Holdings, Inc. ............. 57,370 3,541,450
McCormick & Co., Inc. (Non-Voting) ........ 13,276 851,788
Mondelez International, Inc. , Class A ........ 83,301 4,786,475
Nestle SA (Registered) ................. 64,032 6,118,159
Orkla ASA .......................... 80,453 817,106
25,977,494
Gas Utilities — 0.1%
Atmos Energy Corp. ................... 13,279 2,280,270
Italgas SpA ......................... 289,415 3,036,811
Tokyo Gas Co. Ltd. ................... 95,900 3,365,533
8,682,614
Ground Transportation — 0.6%
Aurizon Holdings Ltd. .................. 858,933 1,927,011
Canadian National Railway Co. ........... 99,153 9,507,744
Canadian Pacific Kansas City Ltd. ......... 64,345 4,630,186
CSX Corp. ......................... 250,678 9,029,421
East Japan Railway Co. ................ 75,500 1,844,088
Firstgroup plc ....................... 103,127 284,504
Norfolk Southern Corp. ................. 18,168 5,148,448
Union Pacific Corp. ................... 125,851 27,733,785
West Japan Railway Co. ................ 89,200 1,833,251
61,938,438
Security
Shares
Shares Value
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories ................... 85,472 $ 10,566,049
Baxter International, Inc. ................ 445,674 8,231,599
Becton Dickinson & Co. ................ 51,718 9,242,524
Boston Scientific Corp.
(e)
................ 21,452 2,160,645
Coloplast A/S , Class B ................. 14,319 1,295,074
Cooper Cos., Inc. (The)
(e)
............... 15,003 1,048,860
Dexcom, Inc.
(e)
...................... 16,181 942,058
Edwards Lifesciences Corp.
(e)
............ 18,970 1,564,076
GE HealthCare Technologies, Inc. ......... 18,815 1,410,184
Hologic, Inc.
(e)
....................... 15,707 1,160,904
Insulet Corp.
(e)
....................... 3,419 1,070,181
Intuitive Surgical, Inc.
(e)
................. 5,207 2,781,996
Koninklijke Philips NV .................. 91,090 2,495,428
Medtronic plc ....................... 115,226 10,450,998
ResMed, Inc. ....................... 7,192 1,775,561
Solventum Corp.
(e)
.................... 13,739 948,541
STERIS plc ......................... 7,467 1,759,972
Stryker Corp. ....................... 5,794 2,064,055
Zimmer Biomet Holdings, Inc. ............ 11,118 1,118,026
62,086,731
Health Care Providers & Services — 0.9%
Brookdale Senior Living, Inc.
(e)
............ 508,060 4,709,716
Cardinal Health, Inc. ................... 58,441 11,148,790
Cencora, Inc. ....................... 10,189 3,441,946
Centene Corp.
(e)
..................... 121,979 4,314,397
Cigna Group (The) .................... 22,821 5,577,681
CVS Health Corp. .................... 141,657 11,070,495
Elevance Health, Inc. .................. 28,336 8,988,179
HCA Healthcare, Inc. .................. 3,408 1,566,589
Henry Schein, Inc.
(e)
................... 23,345 1,475,404
Humana, Inc. ....................... 11,359 3,159,960
Labcorp Holdings, Inc. ................. 8,675 2,203,103
McKesson Corp. ..................... 4,985 4,044,530
Molina Healthcare, Inc.
(e)
................ 9,362 1,432,948
Sonic Healthcare Ltd. .................. 51,750 716,251
UnitedHealth Group, Inc. ................ 76,285 26,055,905
89,905,894
Health Care REITs — 0.2%
American Healthcare REIT, Inc. ........... 174,341 7,901,134
CareTrust REIT, Inc. ................... 157,361 5,452,559
Healthcare Realty Trust, Inc. , Class A ....... 151,285 2,680,770
Healthpeak Properties, Inc. .............. 281,860 5,059,387
Welltower, Inc. ....................... 12,255 2,218,645
23,312,495
Hotel & Resort REITs — 0.0%
Invincible Investment Corp. .............. 4,915 2,195,992
Hotels, Restaurants & Leisure — 0.1%
Darden Restaurants, Inc. ............... 7,579 1,365,357
Domino's Pizza, Inc. ................... 1,379 549,477
Evolution AB
(b) (c)
...................... 18,222 1,214,088
FDJ United
(b) (c)
....................... 12,649 368,555
New Topco
(e) (f) (h)
...................... 12,872 —
Restaurant Brands International, Inc. ........ 35,290 2,317,860
Sodexo SA ......................... 35,730 1,978,385
Whitbread plc ....................... 21,374 813,713
Yum! Brands, Inc. .................... 11,875 1,641,244
10,248,679
Household Durables — 0.1%
Lennar Corp. , Class A .................. 9,394 1,162,695
Sekisui House Ltd. .................... 67,700 1,452,522

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Taylor Wimpey plc .................... 5,191,341 $ 7,180,878
9,796,095
Household Products — 0.2%
Colgate-Palmolive Co. ................. 161,204 12,420,768
Reckitt Benckiser Group plc .............. 79,161 6,054,952
18,475,720
Independent Power and Renewable Electricity Producers — 0.0%
Northland Power, Inc. .................. 109,366 1,998,539
Industrial Conglomerates — 0.1%
DCC plc ........................... 11,860 781,326
Sekisui Chemical Co. Ltd. ............... 42,700 739,747
Siemens AG (Registered) ............... 15,821 4,483,629
Swire Pacific Ltd. , Class A ............... 51,000 421,226
6,425,928
Industrial REITs — 0.4%
EastGroup Properties, Inc. .............. 35,332 6,166,494
Goodman Group ..................... 223,975 4,830,734
LondonMetric Property plc ............... 2,440,876 6,106,598
Mitsui Fudosan Logistics Park, Inc. ......... 2,958 2,144,157
Prologis, Inc. ........................ 51,449 6,384,306
Rexford Industrial Realty, Inc. ............ 94,861 3,919,657
STAG Industrial, Inc. .................. 181,591 6,949,488
Tritax Big Box REIT plc ................. 1,435,037 2,832,845
Warehouses De Pauw CVA .............. 127,626 3,241,024
42,575,303
Insurance — 0.6%
Admiral Group plc .................... 29,908 1,287,755
Allianz SE (Registered) ................. 54,699 21,980,348
Allstate Corp. (The) ................... 7,147 1,368,793
American International Group, Inc. ......... 43,190 3,410,282
ASR Nederland NV ................... 17,412 1,162,053
Assurant, Inc. ....................... 44,968 9,520,625
AXA SA ........................... 152,800 6,629,749
Fidelity National Financial, Inc. , Class A ...... 64,319 3,552,982
Marsh & McLennan Cos., Inc. ............ 11,304 2,013,808
Power Corp. of Canada ................ 62,669 2,935,620
Progressive Corp. (The) ................ 17,669 3,639,814
Tryg A/S ........................... 39,061 962,815
Willis Towers Watson plc ................ 13,303 4,165,169
62,629,813
Interactive Media & Services — 0.7%
Alphabet, Inc. , Class A ................. 135,771 38,177,447
Alphabet, Inc. , Class C ................. 29,097 8,200,117
Meta Platforms, Inc. , Class A ............. 34,362 22,278,603
68,656,167
IT Services — 0.2%
Accenture plc , Class A ................. 72,836 18,216,284
Cognizant Technology Solutions Corp. , Class A . 19,105 1,392,372
NEXTDC Ltd.
(e)
...................... 201,634 2,072,987
Otsuka Corp. ....................... 27,200 537,746
SCSK Corp. ........................ 18,100 665,114
Travelport Technology Ltd.
(e) (f)
............. 246 727,589
23,612,092
Leisure Products — 0.0%
Hasbro, Inc. ........................ 42,442 3,238,749
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc. ............... 16,353 2,393,425
Danaher Corp. ...................... 16,338 3,518,879
Thermo Fisher Scientific, Inc. ............. 7,303 4,143,649
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc. ........ 6,547 $ 1,846,712
11,902,665
Machinery — 0.8%
Aalberts NV ........................ 14,311 453,390
Alstom SA
(e)
........................ 86,009 2,150,878
Atlas Copco AB , Class A ................ 145,614 2,439,918
Caterpillar, Inc. ...................... 6,149 3,549,572
CNH Industrial NV .................... 159,667 1,674,907
Cummins, Inc. ....................... 7,081 3,099,212
Deere & Co. ........................ 7,654 3,533,316
Fortive Corp. ........................ 53,414 2,688,861
GEA Group AG ...................... 27,342 1,955,709
Georg Fischer AG (Registered) ........... 17,571 1,240,678
Illinois Tool Works, Inc. ................. 18,351 4,476,176
IMI plc ............................ 54,079 1,700,190
Indutrade AB ........................ 30,672 819,932
Interpump Group SpA .................. 28,071 1,448,754
KION Group AG ...................... 29,258 2,078,912
Knorr-Bremse AG .................... 17,944 1,669,654
Komatsu Ltd. ....................... 102,700 3,435,415
Kone OYJ , Class B ................... 38,647 2,582,125
Konecranes OYJ ..................... 17,302 1,707,840
Kubota Corp. ....................... 111,800 1,447,493
Middleby Corp. (The)
(e)
................. 19,300 2,397,639
Nordson Corp. ....................... 1,233 285,994
Otis Worldwide Corp. .................. 156,443 14,511,653
PACCAR, Inc. ....................... 47,714 4,695,058
Palfinger AG ........................ 6,288 235,557
Parker-Hannifin Corp. .................. 17,874 13,813,563
SKF AB , Class B ..................... 37,706 966,481
Snap-on, Inc. ....................... 2,580 865,719
Vossloh AG ......................... 7,682 700,622
Westinghouse Air Brake Technologies Corp. ... 1,531 312,998
Xylem, Inc. ......................... 5,940 896,049
83,834,265
Media — 0.2%
Comcast Corp. , Class A ................ 336,981 9,379,866
Interpublic Group of Cos., Inc. (The) ........ 21,124 542,042
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 0 )
(e) (f) (i)
............... 5,182 544,110
WPP plc ........................... 1,507,387 5,695,923
16,161,941
Metals & Mining — 0.1%
Alrosa PJSC
(e) (f)
...................... 607,124 75
ArcelorMittal SA ...................... 42,228 1,612,099
Aurubis AG ......................... 6,140 800,575
Barrick Mining Corp. ................... 59,395 1,948,156
Freeport-McMoRan, Inc. ................ 17,214 717,824
JFE Holdings, Inc. .................... 65,000 744,914
Novolipetsk Steel PJSC
(e) (f)
.............. 14 —
Southern Copper Corp. ................. 8,362 1,160,646
Steel Dynamics, Inc. ................... 3,938 617,479
Teck Resources Ltd. , Class B ............ 146,011 6,266,792
13,868,560
Multi-Utilities — 0.9%
Ameren Corp. ....................... 16,352 1,668,231
CenterPoint Energy, Inc. ................ 218,197 8,343,853
Centrica plc ........................ 1,392,594 3,282,068
CMS Energy Corp. .................... 371,360 27,313,528
Dominion Energy, Inc. .................. 234,844 13,782,995
E.ON SE .......................... 145,073 2,699,284
National Grid plc ..................... 806,736 12,096,290
NiSource, Inc. ....................... 168,333 7,088,503

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Multi-Utilities (continued)
Public Service Enterprise Group, Inc. ....... 56,743 $ 4,571,216
Sempra ........................... 115,863 10,652,444
Veolia Environnement SA ............... 134,166 4,433,801
WEC Energy Group, Inc. ................ 33,787 3,775,022
99,707,235
Office REITs — 0.1%
BXP, Inc. .......................... 70,443 5,014,837
Cousins Properties, Inc. ................ 223,935 5,806,635
Empire State Realty Trust, Inc. , Class A ...... 279,907 2,068,513
Orix JREIT, Inc. ...................... 2,214 1,498,613
14,388,598
Oil, Gas & Consumable Fuels — 1.6%
Antero Resources Corp.
(e)
............... 17,474 540,121
BP plc ............................ 1,948,293 11,414,681
Cheniere Energy, Inc. .................. 32,255 6,838,060
ConocoPhillips ...................... 91,120 8,096,923
Coterra Energy, Inc. ................... 97,298 2,302,071
DT Midstream, Inc. .................... 5,060 554,019
Enbridge, Inc. ....................... 130,204 6,071,328
Energy Transfer LP ................... 236,163 3,974,623
Eni SpA ........................... 242,447 4,470,597
Enterprise Products Partners LP ........... 127,183 3,915,965
EOG Resources, Inc. .................. 39,548 4,185,760
EQT Corp. ......................... 21,377 1,145,380
Expand Energy Corp. .................. 20,758 2,144,509
Gibson Energy, Inc. ................... 53,734 916,031
Kinder Morgan, Inc. ................... 126,640 3,316,702
Kinetik Holdings, Inc. , Class A ............ 15,831 609,652
Koninklijke Vopak NV .................. 61,626 2,792,705
Kosmos Energy Ltd.
(e) (g)
................. 3,112,390 4,886,452
LUKOIL PJSC
(e) (f)
..................... 417,114 52
MPLX LP .......................... 91,246 4,631,647
Novatek PJSC
(e) (f)
..................... 690 —
ONEOK, Inc. ........................ 9,880 661,960
Pembina Pipeline Corp. ................ 98,808 3,738,015
Phillips 66 .......................... 30,744 4,185,488
Plains All American Pipeline LP ........... 220,018 3,619,296
Plains GP Holdings LP , Class A ........... 28,113 485,512
Range Resources Corp. ................ 15,645 556,180
Shell plc ........................... 466,802 17,514,088
South Bow Corp. ..................... 50,047 1,297,939
Sunoco LP ......................... 16,653 869,620
Targa Resources Corp. ................. 63,936 9,848,701
TC Energy Corp. ..................... 319,049 16,008,779
TotalEnergies SE ..................... 102,759 6,415,762
Western Midstream Partners LP ........... 65,487 2,453,798
Williams Cos., Inc. (The) ................ 514,556 29,777,356
170,239,772
Passenger Airlines — 0.0%
Qantas Airways Ltd. ................... 82,897 552,272
Singapore Airlines Ltd. ................. 181,900 925,965
1,478,237
Personal Care Products — 0.1%
Unilever plc ......................... 110,711 6,643,144
Pharmaceuticals — 1.2%
AstraZeneca plc ..................... 190,133 31,362,183
Bayer AG (Registered) ................. 175,236 5,450,626
Bristol-Myers Squibb Co. ................ 68,478 3,154,781
Eli Lilly & Co. ....................... 16,057 13,854,943
GSK plc ........................... 161,545 3,782,326
Haleon plc ......................... 524,157 2,437,452
Ipsen SA .......................... 8,340 1,172,031
Security
Shares
Shares Value
Pharmaceuticals (continued)
Kyowa Kirin Co. Ltd. ................... 27,400 $ 424,263
Merck & Co., Inc. ..................... 122,304 10,515,698
Novartis AG (Registered) ............... 37,653 4,659,998
Novo Nordisk A/S , Class B .............. 132,461 6,521,282
Orion OYJ , Class B ................... 31,531 2,201,903
Recordati Industria Chimica e Farmaceutica SpA 28,328 1,686,133
Roche Holding AG .................... 37,154 12,090,835
Sanofi SA .......................... 268,104 27,122,164
UCB SA ........................... 11,289 2,902,876
Zoetis, Inc. , Class A ................... 12,136 1,748,676
131,088,170
Professional Services — 0.4%
Automatic Data Processing, Inc. ........... 18,084 4,707,265
Broadridge Financial Solutions, Inc. ........ 3,736 823,414
Equifax, Inc. ........................ 36,984 7,807,322
Intertek Group plc .................... 18,842 1,255,030
Leidos Holdings, Inc. .................. 11,299 2,152,121
Maximus, Inc. ....................... 32,240 2,679,789
RELX plc .......................... 245,429 10,809,601
SS&C Technologies Holdings, Inc. ......... 128,790 10,936,847
Teleperformance SE ................... 6,264 447,303
41,618,692
Real Estate Management & Development — 0.2%
ADLER Group SA
(e) (f)
.................. 664,216 8
CK Asset Holdings Ltd. ................. 457,000 2,260,892
Lendlease Corp. Ltd.
(h)
................. 367,453 1,332,525
Mitsubishi Estate Co. Ltd. ............... 99,500 2,108,593
Mitsui Fudosan Co. Ltd. ................ 501,200 5,218,696
TAG Immobilien AG ................... 45,246 751,125
Tokyu Fudosan Holdings Corp. ............ 191,000 1,539,210
VGP NV ........................... 17,938 2,072,308
Vonovia SE ......................... 131,420 3,949,929
Wharf Real Estate Investment Co. Ltd. ...... 1,074,000 3,056,841
22,290,127
Residential REITs — 0.2%
AvalonBay Communities, Inc. ............ 42,826 7,448,298
Centurion Accommodation REIT
(e)
......... 369,300 300,751
Equity LifeStyle Properties, Inc. ........... 119,530 7,297,307
UDR, Inc. .......................... 123,344 4,155,459
UNITE Group plc (The) ................. 374,975 2,797,022
21,998,837
Retail REITs — 0.3%
Agree Realty Corp. ................... 82,449 6,019,601
Federal Realty Investment Trust ........... 30,529 2,936,585
Link REIT .......................... 562,700 2,930,325
Primaris REIT ....................... 164,634 1,805,334
Regency Centers Corp. ................ 73,351 5,057,551
Simon Property Group, Inc. .............. 42,314 7,437,109
26,186,505
Semiconductors & Semiconductor Equipment — 0.9%
Applied Materials, Inc. ................. 55,330 12,897,423
BE Semiconductor Industries NV .......... 9,064 1,545,377
Broadcom, Inc. ...................... 113,654 42,009,928
KLA Corp. .......................... 1,578 1,907,392
Lasertec Corp. ...................... 9,000 1,827,291
MediaTek, Inc. ....................... 251,000 10,644,773
Monolithic Power Systems, Inc. ........... 567 569,835
NVIDIA Corp. ....................... 10,191 2,063,576
NXP Semiconductors NV ............... 9,199 1,923,695
STMicroelectronics NV, NYRS , ADR ........ 46,726 1,143,385

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. . 443,000 $ 21,423,341
97,956,016
Software — 0.8%
Intuit, Inc. .......................... 3,509 2,342,433
Microsoft Corp. ...................... 105,801 54,784,816
Oracle Corp. ........................ 36,771 9,656,432
SAP SE ........................... 36,922 9,602,398
Trend Micro, Inc. ..................... 14,700 750,177
Workday, Inc. , Class A
(e)
................ 17,320 4,155,414
81,291,670
Specialized REITs — 0.7%
Crown Castle, Inc. .................... 187,557 16,921,393
DigiCo Infrastructure REIT
(h)
............. 611,781 1,039,776
Digital Realty Trust, Inc. ................ 40,461 6,894,959
EPR Properties ...................... 51,191 2,509,383
Equinix, Inc. ........................ 17,492 14,798,407
Iron Mountain, Inc. .................... 53,028 5,459,233
Keppel DC REIT ..................... 1,730,960 3,176,199
National Storage REIT
(h)
................ 2,052,236 3,088,156
Outfront Media, Inc. ................... 171,428 3,032,561
Public Storage ....................... 18,529 5,161,438
Smartstop Self Storage REIT, Inc. .......... 128,892 4,427,440
VICI Properties, Inc. ................... 125,040 3,749,950
70,258,895
Specialty Retail — 0.3%
Home Depot, Inc. (The) ................ 16,328 6,197,945
Industria de Diseno Textil SA ............. 273,565 15,106,370
Lowe's Cos., Inc. ..................... 21,307 5,073,836
Williams-Sonoma, Inc. ................. 3,015 585,935
26,964,086
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc. ......................... 54,483 14,730,569
Dell Technologies, Inc. , Class C ........... 18,593 3,012,252
FUJIFILM Holdings Corp. ............... 129,000 2,989,793
Hewlett Packard Enterprise Co. ........... 220,777 5,391,374
HP, Inc. ........................... 253,018 7,001,008
Pure Storage, Inc. , Class A
(e)
............. 12,562 1,239,869
Ricoh Co. Ltd. ....................... 60,600 519,874
Samsung Electronics Co. Ltd. , GDR
(b) (c)
...... 8,829 16,477,865
Seiko Epson Corp. .................... 33,100 419,398
Western Digital Corp. .................. 62,582 9,400,442
61,182,444
Textiles, Apparel & Luxury Goods — 0.0%
Swatch Group AG (The) ................ 21,612 4,516,621
Tobacco — 0.1%
British American Tobacco plc ............. 245,106 12,553,238
Trading Companies & Distributors — 0.3%
AddTech AB , Class B .................. 27,163 915,140
Brenntag SE ........................ 13,736 762,880
ITOCHU Corp. ...................... 134,600 7,796,477
Mitsubishi Corp. ...................... 370,400 8,894,288
Rexel SA .......................... 30,656 1,062,997
RS GROUP plc ...................... 138,876 1,016,418
Sumitomo Corp. ..................... 123,300 3,586,914
Toyota Tsusho Corp. ................... 72,900 2,228,279
WESCO International, Inc. ............... 37,780 9,805,043
36,068,436
Transportation Infrastructure — 0.5%
Aena SME SA
(b) (c)
..................... 699,116 18,988,820
Aeroports de Paris SA ................. 25,291 3,469,444
Security
Shares
Shares Value
Transportation Infrastructure (continued)
Auckland International Airport Ltd. ......... 1,177,158 $ 5,478,737
Flughafen Zurich AG (Registered) .......... 9,269 2,737,931
Fraport AG Frankfurt Airport Services
Worldwide
(e)
...................... 46,835 4,014,451
Transurban Group
(h)
................... 1,988,465 18,814,246
53,503,629
Water Utilities — 0.1%
American Water Works Co., Inc. ........... 10,000 1,284,300
Essential Utilities, Inc. .................. 104,451 4,076,722
Guangdong Investment Ltd. .............. 2,634,000 2,502,255
Severn Trent plc ..................... 90,714 3,316,051
United Utilities Group plc ................ 79,064 1,247,353
12,426,681
Wireless Telecommunication Services — 0.1%
Altice France Lux 3
(e)
.................. 44,357 734,404
Mobile TeleSystems PJSC
(e) (f)
............. 26,804 3
Rogers Communications, Inc. , Class B ...... 25,331 991,456
T-Mobile US, Inc. ..................... 22,702 4,768,555
6,494,418
Total Common Stocks — 24 .1%
(Cost: $ 2,171,646,132 ) ............................ 2,545,361,433
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 1,212 1,251,396
ATI, Inc.
4.88% , 10/01/29 ................... 614 610,811
7.25% , 08/15/30 ................... 188 197,414
5.13% , 10/01/31 ................... 683 677,172
Axon Enterprise, Inc., 6.25%, 03/15/33
(b)
..... 108 111,629
Boeing Co. (The)
6.26% , 05/01/27 ................... 128 131,530
5.15% , 05/01/30 ................... 1,906 1,960,582
3.63% , 02/01/31 ................... 4,055 3,887,790
3.60% , 05/01/34 ................... 3,809 3,455,266
Bombardier, Inc.
(b)
6.00% , 02/15/28 ................... 202 202,481
8.75% , 11/15/30 ................... 675 727,989
7.25% , 07/01/31 ................... 111 117,818
7.00% , 06/01/32 ................... 280 293,969
6.75% , 06/15/33 ................... 1,605 1,684,846
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
... 130 126,990
Carpenter Technology Corp., 7.63%, 03/15/30 . 335 345,125
Czechoslovak Group A/S, 5.25%, 01/10/31
(c)
.. EUR 1,300 1,558,383
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(b)
................. USD 2,583 2,578,958
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ....................... 107 114,383
General Electric Co., 4.30%, 07/29/30 ...... 1,632 1,644,307
Goat Holdco LLC, 6.75%, 02/01/32
(b)
....... 287 293,074
L3Harris Technologies, Inc.
5.25% , 06/01/31 ................... 371 386,113
5.35% , 06/01/34 ................... 95 98,564
4.85% , 04/27/35 ................... 594 593,305
Lockheed Martin Corp.
4.40% , 08/15/30 ................... 1,630 1,646,187
4.70% , 12/15/31 ................... 545 557,686
4.75% , 02/15/34 ................... 263 266,295
4.80% , 08/15/34 ................... 199 201,751

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
RTX Corp.
5.15% , 02/27/33 ................... USD 808 $ 837,902
6.10% , 03/15/34 ................... 500 549,434
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 ................... 446 468,378
9.75% , 11/15/30 ................... 432 474,625
Textron, Inc., 4.95%, 03/15/36 ........... 1,685 1,667,861
TransDigm, Inc.
(b)
6.75% , 08/15/28 ................... 517 527,199
6.38% , 03/01/29 ................... 646 663,562
6.63% , 03/01/32 ................... 2,173 2,247,054
6.00% , 01/15/33 ................... 3,130 3,179,714
6.38% , 05/31/33 ................... 2,658 2,709,384
6.25% , 01/31/34 ................... 483 499,180
6.75% , 01/31/34 ................... 2,747 2,846,669
42,392,776
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10% , 08/05/29 ................... 414 397,242
2.40% , 05/15/31 ................... 238 213,641
Rand Parent LLC, 8.50%, 02/15/30
(b)
....... 269 274,992
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(b)
. 129 136,428
1,022,303
Automobile Components — 0.3%
American Axle & Manufacturing, Inc.
(b)
6.38% , 10/15/32 ................... 276 276,821
7.75% , 10/15/33 ................... 289 289,407
Aptiv Swiss Holdings Ltd.
4.35% , 03/15/29 ................... 488 490,678
4.65% , 09/13/29 ................... 771 783,126
3.25% , 03/01/32 ................... 1,801 1,665,950
5.15% , 09/13/34 ................... 1,004 1,010,489
Clarios Global LP
6.75% , 05/15/28
(b)
.................. 546 559,255
6.75% , 02/15/30
(b)
.................. 2,065 2,140,744
4.75% , 06/15/31
(b)
.................. EUR 300 352,710
4.75% , 06/15/31
(c)
.................. 1,302 1,530,762
6.75% , 09/15/32
(b)
.................. USD 1,244 1,272,839
Dana, Inc.
4.25% , 09/01/30 ................... 100 98,624
4.50% , 02/15/32 ................... 153 149,746
Dometic Group AB, 5.00%, 09/11/30
(c)
...... EUR 712 831,218
Forvia SE
2.75% , 02/15/27
(c)
.................. 130 149,301
5.50% , 06/15/31
(c)
.................. 588 699,124
6.75% , 09/15/33
(b)
.................. USD 550 557,905
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
133 139,971
Gestamp Automocion SA, 4.38%, 10/15/30
(c)
.. EUR 173 202,986
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... USD 352 335,040
6.63% , 07/15/30 ................... 168 166,912
5.25% , 04/30/31 ................... 15 13,840
5.63% , 04/30/33 ................... 66 59,500
Icahn Enterprises LP
5.25% , 05/15/27 ................... 1,948 1,914,299
9.75% , 01/15/29 ................... 173 173,614
4.38% , 02/01/29 ................... 294 252,864
10.00% , 11/15/29
(b)
................. 344 345,260
IHO Verwaltungs GmbH
(c)(j)
8.75% , ( 8.75 % Cash or 9.50 % PIK),
05/15/28
(a)
..................... EUR 1,164 1,408,690
6.75% , ( 6.75 % Cash or 7.50 % PIK), 11/15/29 550 672,675
Mahle GmbH
(c)
2.38% , 05/14/28 ................... 300 333,000
Security
Par (000)
Par (000) Value
Automobile Components (continued)
6.50% , 05/02/31 ................... EUR 864 $ 1,029,453
Schaeffler AG
(c)
4.25% , 04/01/28 ................... 800 941,189
5.38% , 04/01/31 ................... 400 488,321
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... USD 812 809,785
ZF Europe Finance BV
(c)
2.50% , 10/23/27 ................... EUR 500 553,907
7.00% , 06/12/30 ................... 1,100 1,297,163
ZF Finance GmbH
(c)
2.75% , 05/25/27 ................... 300 337,598
2.25% , 05/03/28 ................... 2,200 2,365,560
26,700,326
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd., 10.38%,
03/31/29
(c)
...................... GBP 1,488 1,745,459
Ford Motor Co.
4.35% , 12/08/26 ................... USD 700 697,435
9.63% , 04/22/30 ................... 109 126,748
3.25% , 02/12/32 ................... 180 156,971
General Motors Co., 5.35%, 04/15/28 ...... 2,438 2,496,751
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30
(b)
...................... 817 809,944
Nissan Motor Co. Ltd.
5.25% , 07/17/29
(c)
.................. EUR 1,703 2,013,760
7.75% , 07/17/32
(b)
.................. USD 514 542,746
6.38% , 07/17/33
(c)
.................. EUR 400 477,846
6.38% , 07/17/33
(b)
.................. 225 268,789
8.13% , 07/17/35
(b)
.................. USD 1,224 1,301,787
RCI Banque SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 3.84%),
6.13%
(k)
....................... EUR 800 923,865
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34 ................. 2,000 2,410,414
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37 ................. 1,500 1,756,626
Rivian Holdings LLC, 10.00%, 01/15/31
(b)
.... USD 360 320,640
16,049,781
Banks — 2.4%
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%, 12/11/36
(a) (c)
EUR 1,100 1,319,247
ABN AMRO Bank NV, (5-Year EUR Swap Annual
+ 3.90%), 6.38%
(a) (c) (k)
............... 700 865,772
AIB Group plc
(a)
(5-Year EURIBOR ICE Swap Rate + 4.39%),
7.13%
(c) (k)
...................... 587 728,853
(1-day SOFR + 1.65%), 5.32% , 05/15/31
(b)
. USD 2,100 2,162,501
(5-Year EURIBOR ICE Swap Rate + 3.71%),
6.00%
(c) (k)
...................... EUR 3,041 3,588,177
Al Rajhi Sukuk Ltd., (6-Year USD Constant
Maturity + 1.59%), 6.25%
(a) (c) (k)
......... USD 1,160 1,176,240
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................. 2,800 2,903,943
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(a) (c)
..................... EUR 1,373 1,616,690
Banco Bilbao Vizcaya Argentaria SA
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity at 0.00% Floor + 5.10%),
9.38% ........................ USD 751 839,410
(5-Year EUR Swap Annual + 4.27%), 6.88%
(c)
EUR 1,400 1,754,193
Banco BPM SpA, (5-Year EURIBOR ICE Swap
Rate + 4.55%), 7.25%
(a) (c) (k)
........... 1,631 2,045,109
Banco de Credito e Inversiones SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.94%), 8.75%
(a) (b) (k)
......... USD 337 362,496

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Banco de Sabadell SA, (5-Year EUR Swap
Annual + 5.17%), 5.00%
(a) (c) (k)
.......... EUR 600 $ 699,658
Banco Espirito Santo SA
(c)(e)(l)
2.63% , 05/08/17 ................... 800 202,866
4.75% , 01/15/18 ................... 1,500 380,375
4.00% , 01/21/25 ................... 5,400 1,369,348
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.07%), 8.38%
(a) (b) (k)
......... USD 708 741,984
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
1,160 1,020,742
Banco Santander SA
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.31%), 9.63% .... 1,000 1,116,723
(5-Year EUR Swap Annual + 4.43%), 7.00%
(c)
EUR 1,000 1,249,184
Bancolombia SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.32%), 8.63%, 12/24/34
(a)
............ USD 571 611,027
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
...... 606 621,774
Bank Leumi Le-Israel BM, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.63%), 3.28%, 01/29/31
(a) (b) (c)
.......... 1,018 1,010,874
Bank of America Corp.
(a)
Series RR , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
4.38%
(k)
....................... 528 519,293
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28 ...................... 11,179 11,107,117
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ...................... 6,526 6,468,565
(1-day SOFR + 2.04%), 4.95% , 07/22/28 .. 2,867 2,905,465
(1-day SOFR + 1.99%), 6.20% , 11/10/28 .. 2,500 2,600,094
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ...................... 3,491 3,437,022
(1-day SOFR + 1.06%), 2.09% , 06/14/29 .. 3,714 3,525,884
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63%
(k)
... 1,820 1,894,620
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25%
(k)
... 1,166 1,186,078
Series FIX , (1-day SOFR + 1.00%), 5.16% ,
01/24/31 ...................... 962 993,303
(1-day SOFR + 1.91%), 5.29% , 04/25/34 .. 1,848 1,912,095
(1-day SOFR + 1.31%), 5.51% , 01/24/36 .. 33 34,549
Bank of Ireland Group plc, (5-Year EURIBOR ICE
Swap Rate + 3.63%), 6.13%
(a) (c) (k)
........ EUR 400 472,356
Bank of Montreal, Series 6, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.98%), 6.88%, 11/26/85
(a)
............ USD 1,200 1,237,489
Bank of Nova Scotia (The), (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.02%), 8.00%, 01/27/84
(a)
............ 744 793,497
Bankinter SA, (5-Year EURIBOR ICE Swap Rate
+ 3.86%), 6.00%
(a) (c) (k)
............... EUR 800 956,700
Barclays plc
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.87%), 6.13% .... USD 1,176 1,177,345
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.96%), 8.88%
(c)
.... GBP 1,766 2,444,671
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38% .... USD 1,795 1,713,204
(5-year SONIA Mid-Swaps Rate + 5.64%),
9.25% ........................ GBP 700 998,629
(USISSO05 + 5.78%), 9.63% .......... USD 1,635 1,851,389
(USISSO05 + 3.69%), 7.63% .......... 1,008 1,066,066
Security
Par (000)
Par (000) Value
Banks (continued)
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.38%), 7.63%, 02/11/35
(a) (c)
.... USD 295 $ 310,753
BNP Paribas SA
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.90%), 7.75%
(b)
... 3,802 4,006,863
(5-Year EUR Swap Annual + 4.65%), 6.88%
(c)
EUR 400 496,971
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.94%), 4.50%
(b)
... USD 924 841,493
BPER Banca SpA, (5-Year EURIBOR ICE Swap
Rate + 4.35%), 6.50%
(a) (c) (k)
........... EUR 1,109 1,336,492
CaixaBank SA
(a)(c)(k)
(5-Year EUR Swap Annual + 6.35%), 5.88% 1,000 1,194,673
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50% ........................ 2,200 2,827,450
(5-Year EURIBOR ICE Swap Rate + 3.35%),
5.88% ........................ 400 463,509
Citigroup, Inc.
Series X , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.42%),
3.88%
(a) (k)
...................... USD 1,050 1,043,174
Series T , (3-mo. CME Term SOFR + 4.78%),
6.25%
(a) (k)
...................... 519 523,312
(1-day SOFR + 1.28%), 3.07% , 02/24/28
(a)
. 137 135,075
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13%
(a) (k)
...................... 1,611 1,661,743
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75%
(a) (k)
...................... 1,556 1,583,078
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95%
(a) (k)
...................... 1,915 1,969,991
(3-mo. CME Term SOFR + 1.60%), 3.98% ,
03/20/30
(a)
..................... 6,259 6,193,175
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88%
(a) (k)
...................... 4,620 4,760,328
(1-day SOFR + 1.34%), 4.54% , 09/19/30
(a)
. 1,640 1,650,724
(1-day SOFR + 1.42%), 2.98% , 11/05/30
(a)
. 425 403,026
(1-day SOFR + 1.15%), 2.67% , 01/29/31
(a)
. 3,151 2,936,661
(1-day SOFR + 3.91%), 4.41% , 03/31/31
(a)
. 281 280,614
(1-day SOFR + 1.46%), 4.95% , 05/07/31
(a)
. 4,461 4,550,634
(1-day SOFR + 2.11%), 2.57% , 06/03/31
(a)
. 405 373,482
(1-day SOFR + 1.17%), 4.50% , 09/11/31
(a)
. 210 210,255
(1-day SOFR + 1.17%), 2.56% , 05/01/32
(a)
. 665 600,942
5.88% , 02/22/33 ................... 1,705 1,816,356
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(a)
. 375 356,648
(1-day SOFR + 2.09%), 4.91% , 05/24/33
(a)
. 269 272,217
(1-day SOFR + 2.66%), 6.17% , 05/25/34
(a)
. 1,385 1,470,869
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00%
(a) (k)
...................... 235 251,129
(1-day SOFR + 1.49%), 5.17% , 09/11/36
(a)
. 260 263,236
Commerzbank AG
(a)(c)(k)
(5-Year EUR Swap Annual + 6.74%), 6.50% EUR 1,000 1,231,592
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88% ........................ 800 1,045,535
Cooperatieve Rabobank UA, (5-Year EUR Swap
Annual + 3.72%), 4.88%
(a) (c) (k)
.......... 1,200 1,403,546
Credit Agricole SA
(a)
(1-day SOFR + 1.46%), 5.22% , 05/27/31
(b)
. USD 6,117 6,272,463
(5-Year EURIBOR ICE Swap Rate + 3.64%),
5.88%
(c) (k)
...................... EUR 1,500 1,772,103

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
DNB Bank ASA, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.72%),
7.38%
(a) (c) (k)
..................... USD 1,313 $ 1,383,548
Eurobank Ergasias Services & Holdings SA,
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25%, 04/30/35
(a) (c)
................ EUR 1,175 1,360,690
Eurobank SA, (1-Year EURIBOR ICE Swap Rate
+ 1.70%), 4.00%, 02/07/36
(a) (c)
......... 2,112 2,461,338
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
...................... USD 2,344 2,389,788
HSBC Holdings plc
(a)
(5-Year USD Swap Rate + 3.75%), 6.00%
(k)
. 1,089 1,096,665
(1-day SOFR + 3.35%), 7.39% , 11/03/28 .. 200 211,739
(5-Year EUR Swap Annual + 3.84%),
4.75%
(c) (k)
...................... EUR 3,516 4,065,005
(1-day SOFR + 1.29%), 5.13% , 03/03/31 .. USD 4,980 5,095,722
(1-day SOFR + 1.19%), 4.62% , 11/06/31 .. 4,450 4,454,921
ING Groep NV
(a)(c)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.71%), 7.50% .... 699 730,314
(USISSO05 + 4.36%), 8.00% .......... 2,072 2,240,989
Intesa Sanpaolo SpA
(5-Year EURIBOR ICE Swap Rate + 6.26%),
9.13%
(a) (c) (k)
..................... EUR 980 1,318,026
JPMorgan Chase & Co.
(a)
Series KK , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.85%),
3.65%
(k)
....................... USD 230 227,177
(1-day SOFR + 1.89%), 2.18% , 06/01/28 .. 1,181 1,146,760
(3-mo. CME Term SOFR + 1.38%), 4.01% ,
04/23/29 ...................... 784 781,670
(3-mo. CME Term SOFR + 1.52%), 4.20% ,
07/23/29 ...................... 312 312,423
(1-day SOFR + 1.45%), 5.30% , 07/24/29 .. 4,932 5,077,801
(1-day SOFR + 1.16%), 5.58% , 04/22/30 .. 5,449 5,686,431
(1-day SOFR + 1.13%), 5.00% , 07/22/30 .. 3,986 4,089,455
(1-day SOFR + 2.04%), 2.52% , 04/22/31 .. 2,864 2,661,902
(1-day SOFR + 1.81%), 6.25% , 10/23/34 .. 1,300 1,431,735
(1-day SOFR + 1.46%), 5.29% , 07/22/35 .. 2,827 2,923,306
(1-day SOFR + 1.68%), 5.57% , 04/22/36 .. 1,192 1,256,514
KBC Group NV, (5-Year EURIBOR ICE Swap
Rate + 3.99%), 6.25%
(a) (c) (k)
........... EUR 800 974,238
KeyBank NA
3.90% , 04/13/29 ................... USD 1,369 1,341,853
4.90% , 08/08/32 ................... 1,130 1,119,149
KeyCorp
(a)
(SOFR Index + 2.06%), 4.79% , 06/01/33 .. 1,014 1,009,463
(SOFR Index + 2.42%), 6.40% , 03/06/35 .. 6,864 7,440,240
Lloyds Banking Group plc
(a)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.82%), 6.75%
(k)
... 362 364,539
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50%
(k)
.... GBP 2,694 3,717,833
(5-year SONIA Mid-Swaps Rate + 5.11%),
7.88%
(c) (k)
...................... 498 695,111
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.91%), 8.00%
(k)
... USD 200 216,374
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 4.43% ,
11/04/31 ...................... 6,667 6,655,516
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.07% ,
06/13/36 ...................... 1,640 1,718,569
M&T Bank Corp.
(a)
(1-day SOFR + 2.80%), 7.41% , 10/30/29 .. 786 850,898
(1-day SOFR + 1.40%), 5.18% , 07/08/31 .. 1,709 1,746,224
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.85%), 5.05% , 01/27/34 .. USD 328 $ 328,872
(1-day SOFR + 1.61%), 5.39% , 01/16/36 .. 1,546 1,565,968
Mitsubishi UFJ Financial Group, Inc., Series
8NC7, (1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.53%), 5.48%,
02/22/31
(a)
...................... 467 487,057
Morgan Stanley Bank NA, (1-day SOFR +
0.93%), 4.97%, 07/14/28
(a)
............ 472 478,567
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a) (c)
EUR 1,062 1,316,054
NatWest Group plc
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.63%), 6.00% .... USD 686 686,934
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.75%), 8.13% .... 289 325,488
Piraeus Financial Holdings SA, (5-Year
EURIBOR ICE Swap Rate + 3.70%),
6.13%
(a) (c) (k)
..................... EUR 1,366 1,564,679
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.20%), 5.49% , 05/14/30 .. USD 982 1,021,229
(1-day SOFR + 1.26%), 4.81% , 10/21/32 .. 1,500 1,521,851
(SOFR Index + 2.14%), 6.04% , 10/28/33 .. 180 194,052
(1-day SOFR + 1.93%), 5.07% , 01/24/34 .. 250 255,064
(1-day SOFR + 1.95%), 5.94% , 08/18/34 .. 200 214,611
(1-day SOFR + 2.28%), 6.88% , 10/20/34 .. 178 201,567
(1-day SOFR + 1.90%), 5.68% , 01/22/35 .. 190 200,517
(1-day SOFR + 1.60%), 5.40% , 07/23/35 .. 1,181 1,222,598
(1-day SOFR + 1.42%), 5.37% , 07/21/36 .. 655 672,852
Santander UK Group Holdings plc
(a)
(SOFR Index + 1.52%), 5.69% , 04/15/31 .. 1,116 1,162,602
(1-day SOFR + 1.48%), 2.90% , 03/15/32 .. 1,740 1,591,844
Societe Generale SA
(a)(b)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.39%), 9.38% .... 1,906 2,042,195
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.51%), 5.38% .... 645 610,772
Sumitomo Mitsui Financial Group, Inc., 3.04%,
07/16/29 ....................... 330 316,460
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(a)
..... 436 460,589
Truist Bank, (1-day SOFR + 0.91%), 4.14%,
10/23/29
(a)
...................... 2,955 2,943,356
Unicaja Banco SA, (5-Year EUR Swap Annual +
5.02%), 4.88%
(a) (c) (k)
................ EUR 1,200 1,392,876
UniCredit SpA, (5-Year EURIBOR ICE Swap
Rate + 4.21%), 6.50%
(a) (c) (k)
........... 1,102 1,357,688
Wells Fargo & Co.
(a)
Series BB , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.45%),
3.90%
(k)
....................... USD 695 689,839
(3-mo. CME Term SOFR + 1.57%), 3.58% ,
05/22/28 ...................... 1,019 1,010,241
(1-day SOFR + 1.74%), 5.57% , 07/25/29 .. 1,907 1,973,791
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.77%), 6.85%
(k)
... 237 248,910
(3-mo. CME Term SOFR + 1.26%), 2.57% ,
02/11/31 ...................... 1,112 1,036,863
(1-day SOFR + 1.50%), 5.15% , 04/23/31 .. 7,406 7,637,831
(1-day SOFR + 1.99%), 5.56% , 07/25/34 .. 1,999 2,099,188
(1-day SOFR + 2.06%), 6.49% , 10/23/34 .. 117 129,917
(1-day SOFR + 1.78%), 5.50% , 01/23/35 .. 936 977,094
254,386,671

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages — 0.0%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 .. USD 157 $ 155,446
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ....................... 156 154,456
Anheuser-Busch InBev Worldwide, Inc.
6.63% , 08/15/33 ................... 140 156,220
5.00% , 06/15/34 ................... 304 314,237
5.88% , 06/15/35 ................... 142 155,528
935,887
Biotechnology — 0.1%
AbbVie, Inc., 3.20%, 11/21/29 ........... 1,206 1,164,945
Amgen, Inc.
4.20% , 03/01/33 ................... 540 526,582
5.25% , 03/02/33 ................... 2,185 2,262,502
Gilead Sciences, Inc., 5.25%, 10/15/33 ..... 708 743,946
Grifols SA
(c)
2.25% , 11/15/27 ................... EUR 290 328,571
7.13% , 05/01/30 ................... 1,493 1,808,050
6,834,596
Broadline Retail — 0.1%
Alibaba Group Holding Ltd.
4.88% , 05/26/30 ................... USD 200 207,242
2.13% , 02/09/31 ................... 216 196,232
5.25% , 05/26/35 ................... 351 369,469
ANGI Group LLC, 3.88%, 08/15/28
(b)
....... 646 594,079
B&M European Value Retail SA
6.50% , 11/27/31
(c)
.................. GBP 2,065 2,665,657
Getty Images, Inc.
(b)
11.25% , 02/21/30 .................. USD 670 665,033
10.50% , 11/15/30 .................. 215 216,758
Match Group Holdings II LLC
(b)
3.63% , 10/01/31 ................... 216 195,795
6.13% , 09/15/33 ................... 1,043 1,050,005
Prosus NV, 4.19%, 01/19/32
(b)
........... 654 629,070
Rakuten Group, Inc.
(b)
11.25% , 02/15/27 .................. 353 381,194
9.75% , 04/15/29 ................... 800 897,304
8,067,838
Building Products — 0.2%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
...................... 574 584,753
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(b)
...................... 341 356,712
Builders FirstSource, Inc.
(b)
6.38% , 03/01/34 ................... 249 257,870
6.75% , 05/15/35 ................... 605 635,221
CP Atlas Buyer, Inc., 9.75%, 07/15/30
(b)
..... 104 108,490
EMRLD Borrower LP
(b)
6.63% , 12/15/30 ................... 4,651 4,781,372
6.75% , 07/15/31 ................... 508 527,541
HT Troplast GmbH, 9.38%, 07/15/28
(c)
...... EUR 1,459 1,746,739
JELD-WEN, Inc.
(b)
4.88% , 12/15/27 ................... USD 806 783,943
7.00% , 09/01/32 ................... 316 260,700
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 ................... 214 213,062
9.75% , 07/15/28 ................... 399 399,094
PCF GmbH, 4.75%, 04/15/29
(c)
.......... EUR 414 307,605
Quikrete Holdings, Inc.
(b)
6.38% , 03/01/32 ................... USD 2,593 2,689,491
6.75% , 03/01/33 ................... 684 711,741
Smyrna Ready Mix Concrete LLC
(b)
6.00% , 11/01/28 ................... 57 56,815
8.88% , 11/15/31 ................... 367 386,451
Security
Par (000)
Par (000) Value
Building Products (continued)
Standard Building Solutions, Inc.
(b)
6.50% , 08/15/32 ................... USD 2,403 $ 2,470,288
6.25% , 08/01/33 ................... 962 980,998
Standard Industries, Inc.
(b)
4.75% , 01/15/28 ................... 194 193,370
4.38% , 07/15/30 ................... 269 259,439
3.38% , 01/15/31 ................... 186 169,389
Wilsonart LLC, 11.00%, 08/15/32
(b)
........ 327 308,839
19,189,923
Capital Markets — 1.2%
Abu Dhabi Developmental Holding Co. PJSC,
5.38%, 05/08/29
(b)
................. 1,116 1,160,149
Apollo Debt Solutions BDC
5.88% , 08/30/30
(b)
.................. 252 254,871
6.70% , 07/29/31 ................... 130 136,839
6.55% , 03/15/32
(b)
.................. 48 49,850
Ares Capital Corp., 5.80%, 03/08/32 ....... 2,598 2,627,468
Ares Strategic Income Fund
5.70% , 03/15/28 ................... 5,249 5,311,113
5.60% , 02/15/30 ................... 131 131,879
5.80% , 09/09/30
(b)
.................. 290 292,479
5.15% , 01/15/31
(b)
.................. 325 318,710
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 75 74,752
Blackstone Private Credit Fund
3.25% , 03/15/27 ................... 1,655 1,623,862
6.00% , 11/22/34 ................... 613 621,696
Blue Owl Capital Corp.
5.95% , 03/15/29 ................... 4,461 4,519,965
6.20% , 07/15/30 ................... 1,852 1,892,977
Blue Owl Capital Corp. II, 8.45%, 11/15/26 ... 208 214,822
Blue Owl Credit Income Corp.
6.60% , 09/15/29 ................... 193 199,490
5.80% , 03/15/30 ................... 390 392,098
Blue Owl Technology Finance Corp., 6.75%,
04/04/29 ....................... 62 63,386
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(a)
............ 690 686,378
Charles Schwab Corp. (The), Series K, (5-Year
US Treasury Yield Curve Rate T Note Constant
Maturity + 3.26%), 5.00%
(a) (k)
.......... 134 134,045
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................. 369 334,562
Credit Suisse USA LLC, 7.13%, 07/15/32 .... 80 91,595
Deutsche Bank AG
(5-Year EURIBOR ICE Swap Rate + 4.75%),
4.63%
(a) (c) (k)
..................... EUR 1,200 1,373,277
(1-day SOFR + 1.59%), 5.71% , 02/08/28
(a)
. USD 1,696 1,724,493
(5-Year EURIBOR ICE Swap Rate + 5.69%),
6.75%
(a) (c) (k)
..................... EUR 1,400 1,700,447
(1-day SOFR + 3.18%), 6.72% , 01/18/29
(a)
. USD 1,831 1,919,363
5.41% , 05/10/29 ................... 4,204 4,369,194
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13%
(a) (c) (k)
..................... EUR 2,400 3,025,789
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13%
(a) (c) (k)
..................... 600 733,092
(1-day SOFR + 1.30%), 4.95% , 08/04/31
(a)
. USD 1,885 1,902,709
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38%
(a) (c) (k)
..................... EUR 2,000 2,500,471
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
USD 1,112 1,146,110
FS KKR Capital Corp., 6.13%, 01/15/31 ..... 2,268 2,227,364

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The)
Series U , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.92%),
3.65%
(a) (k)
...................... USD 357 $ 349,926
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
4.13%
(a) (k)
...................... 332 326,547
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(a)
..................... 313 309,980
(1-day SOFR + 1.77%), 6.48% , 10/24/29
(a)
. 5,299 5,630,607
2.60% , 02/07/30 ................... 2,180 2,041,903
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85%
(a) (k)
.. 450 468,248
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(a)
. 3,013 3,148,518
(1-day SOFR + 1.21%), 5.05% , 07/23/30
(a)
. 3,000 3,069,797
(1-day SOFR + 1.58%), 5.22% , 04/23/31
(a)
. 3,410 3,519,106
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
. 402 364,825
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
. 431 384,075
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
. 575 517,236
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13%
(a) (k)
...................... 1,484 1,513,115
(1-day SOFR + 1.42%), 5.02% , 10/23/35
(a)
. 1,330 1,339,019
(1-day SOFR + 1.38%), 5.54% , 01/28/36
(a)
. 544 566,145
Intercontinental Exchange, Inc.
3.63% , 09/01/28 ................... 1,000 989,518
1.85% , 09/15/32 ................... 449 381,134
4.60% , 03/15/33 ................... 384 386,863
Jane Street Group
(b)
6.13% , 11/01/32 ................... 119 121,091
6.75% , 05/01/33 ................... 581 606,082
JPMorgan Chase Financial Co. LLC, 0.50%,
06/15/27
(m)
..................... 400 438,800
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
... 666 662,257
Morgan Stanley
(a)
(1-day SOFR + 1.01%), 5.65% , 04/13/28 .. 3,668 3,743,867
3.59% , 07/22/28 ................... 605 598,649
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29 ...................... 250 247,869
(1-day SOFR + 1.38%), 4.99% , 04/12/29 .. 6,185 6,300,015
(1-day SOFR + 1.59%), 5.16% , 04/20/29 .. 5,644 5,770,164
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30 ...................... 1,042 1,048,167
(1-day SOFR + 1.26%), 5.66% , 04/18/30 .. 1,993 2,079,021
(1-day SOFR + 1.22%), 5.04% , 07/19/30 .. 4,419 4,534,038
(1-day SOFR + 1.10%), 4.65% , 10/18/30 .. 6,313 6,388,137
(1-day SOFR + 1.11%), 5.23% , 01/15/31 .. 11 11,356
(1-day SOFR + 1.36%), 2.48% , 09/16/36 .. 570 497,519
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.94% ,
02/07/39 ...................... 127 133,301
Osaic Holdings, Inc.
(b)
6.75% , 08/01/32 ................... 195 201,453
8.00% , 08/01/33 ................... 608 623,773
S&P Global, Inc.
2.50% , 12/01/29 ................... 297 279,084
1.25% , 08/15/30 ................... 160 139,859
SURA Asset Management SA, 6.35%, 05/13/32
(b)
820 878,220
UBS AG, 7.50%, 02/15/28 ............. 674 726,952
UBS Group AG
(a)(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.71% ,
01/12/27 ...................... 804 805,876
(1-day SOFR + 3.70%), 6.44% , 08/11/28 .. 2,930 3,038,769
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.75%), 9.25%
(k)
... 200 217,939
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(3-mo. SOFR + 1.67%), 3.87% , 01/12/29 .. USD 1,000 $ 992,987
(USISSO05 + 3.08%), 7.00%
(k)
......... 1,330 1,347,012
(USISSO05 + 3.12%), 6.60%
(k)
......... 200 200,044
(USISSO05 + 4.16%), 7.75%
(k)
......... 1,000 1,064,551
(1-day SOFR + 1.06%), 4.40% , 09/23/31 .. 3,280 3,268,134
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25%
(k)
... 1,000 1,171,019
(USISSO05 + 3.18%), 7.13%
(k)
......... 1,690 1,719,500
(USISSO05 + 3.30%), 7.00%
(k)
......... 1,665 1,681,830
(1-day SOFR + 1.76%), 5.58% , 05/09/36 .. 1,050 1,095,784
121,694,976
Chemicals — 0.4%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(b) (j)
........... 561 468,203
Avient Corp., 6.25%, 11/01/31
(b)
.......... 164 167,437
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(b)
................. 622 652,143
Axalta Coating Systems LLC, 3.38%, 02/15/29
(b)
150 142,712
Celanese US Holdings LLC, 6.75%, 04/15/33 .. 204 200,882
Chemours Co. (The)
5.38% , 05/15/27 ................... 1,037 1,032,929
5.75% , 11/15/28
(b)
.................. 737 706,218
8.00% , 01/15/33
(b)
.................. 178 172,044
Dow Chemical Co. (The), 4.80%, 01/15/31 ... 985 981,672
DuPont de Nemours, Inc., 4.73%, 11/15/28
(b)
.. 3,766 3,830,259
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 1,535 1,485,573
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
...................... EUR 875 1,012,223
FMC Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.37%),
8.45%, 11/01/55
(a)
................. USD 505 490,091
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.... 777 655,905
Herens Midco SARL, 5.25%, 05/15/29
(c)
..... EUR 333 198,465
INEOS Finance plc
(c)
6.38% , 04/15/29 ................... 1,996 2,150,172
7.25% , 03/31/31 ................... 1,525 1,620,259
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29
(c)
1,142 1,218,338
INEOS Styrolution Ludwigshafen GmbH, 2.25%,
01/16/27
(c)
...................... 280 311,900
Ingevity Corp., 3.88%, 11/01/28
(b)
......... USD 204 196,572
Inversion Escrow Issuer LLC, 6.75%, 08/01/32
(b)
2,212 2,159,817
Itelyum Regeneration Spa, 5.75%, 04/15/30
(c)
.. EUR 544 635,879
Kronos International, Inc.
9.50% , 03/15/29
(c)
.................. 2,396 2,739,766
Lune Holdings SARL, 5.63%, 11/15/28
(c)
..... 848 66,535
LYB International Finance III LLC, 5.63%,
05/15/33 ....................... USD 465 475,086
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
..... 160 155,046
Maxam Prill SARL, 6.00%, 07/15/30
(c)
...... EUR 2,229 2,613,347
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
...................... USD 220 223,801
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
. 720 711,590
Nutrien Ltd., 4.20%, 04/01/29 ........... 132 131,880
Olympus Water US Holding Corp.
5.38% , 10/01/29
(c)
.................. EUR 1,072 1,165,874
6.25% , 10/01/29
(b)
.................. USD 415 404,518
7.25% , 06/15/31
(b)
.................. 1,384 1,384,831
6.13% , 02/15/33
(c)
.................. EUR 974 1,111,453
7.25% , 02/15/33
(b)
.................. USD 1,861 1,852,382
Orbia Advance Corp. SAB de CV, 6.80%,
05/13/30
(b)
...................... 350 350,542
Qnity Electronics, Inc.
(b)
5.75% , 08/15/32 ................... 430 437,582
6.25% , 08/15/33 ................... 742 762,004

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Sasol Financing USA LLC
6.50% , 09/27/28 ................... USD 941 $ 927,459
5.50% , 03/18/31 ................... 366 310,094
SCIL IV LLC
(c)
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
6.39% , 11/01/26
(a)
................ EUR 584 673,183
9.50% , 07/15/28 ................... 982 1,184,698
Scotts Miracle-Gro Co. (The)
4.00% , 04/01/31 ................... USD 355 328,642
4.38% , 02/01/32 ................... 79 73,031
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
...................... 1,181 1,161,311
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(b)
...................... 756 756,605
Synthomer plc, 7.38%, 05/02/29
(c)
......... EUR 1,539 1,543,859
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 ................... USD 127 125,853
5.63% , 08/15/29 ................... 3,270 2,992,180
7.38% , 03/01/31 ................... 682 683,298
6.63% , 08/15/32 ................... 1,105 1,067,286
46,903,429
Commercial Services & Supplies — 0.4%
ADT Security Corp. (The)
(b)
4.88% , 07/15/32 ................... 309 299,229
5.88% , 10/15/33 ................... 829 840,976
Allied Universal Holdco LLC
4.63% , 06/01/28
(b)
.................. 1,961 1,920,024
4.88% , 06/01/28
(c)
.................. GBP 1,433 1,830,446
6.00% , 06/01/29
(b)
.................. USD 2,581 2,523,229
6.88% , 06/15/30
(b)
.................. 2,303 2,362,641
7.88% , 02/15/31
(b)
.................. 5,072 5,281,046
Amber Finco plc, 6.63%, 07/15/29
(c)
........ EUR 1,127 1,365,413
APCOA Group GmbH, 6.00%, 04/15/31
(c)
.... 1,755 2,065,237
APi Group DE, Inc.
(b)
4.13% , 07/15/29 ................... USD 234 225,858
4.75% , 10/15/29 ................... 141 138,162
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.... 248 247,657
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.52%,
05/01/30
(a) (c)
..................... EUR 463 537,930
Bidvest Group UK plc (The), 6.20%, 09/17/32
(b)
. USD 252 255,465
Brink's Co. (The)
(b)
6.50% , 06/15/29 ................... 173 178,329
6.75% , 06/15/32 ................... 833 865,024
Clean Harbors, Inc., 6.38%, 02/01/31
(b)
...... 64 65,569
Currenta Group Holdings SARL, 5.50%,
05/15/30
(c)
...................... EUR 979 1,145,728
Deluxe Corp., 8.13%, 09/15/29
(b)
......... USD 133 139,333
Garda World Security Corp.
(b)
4.63% , 02/15/27 ................... 302 299,635
7.75% , 02/15/28 ................... 430 440,001
6.00% , 06/01/29 ................... 104 101,450
8.25% , 08/01/32 ................... 1,527 1,553,788
8.38% , 11/15/32 ................... 3,390 3,449,254
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 ................... 100 97,825
4.75% , 06/15/29 ................... 48 47,493
4.38% , 08/15/29 ................... 550 537,894
6.75% , 01/15/31 ................... 144 150,642
Luna 1.5 SARL
(j)
10.50% , ( 10.50 % Cash or 10.50 % PIK),
07/01/32
(b)
..................... EUR 165 192,940
10.50% , ( 10.50 % Cash or 11.25 % PIK),
07/01/32
(c)
..................... 744 869,985
Luna 2.5 SARL, 5.50%, 07/01/32
(c)
........ 438 511,149
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Madison IAQ LLC, 5.88%, 06/30/29
(b)
....... USD 991 $ 971,087
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
...................... 716 731,666
Republic Services, Inc., 4.88%, 04/01/29 .... 1,803 1,847,177
Reworld Holding Corp., 4.88%, 12/01/29
(b)
.... 313 294,109
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
.. 1,096 1,123,751
Techem Verwaltungsgesellschaft 675 mbH
(c)
4.63% , 07/15/32 ................... EUR 400 463,545
(3-mo. EURIBOR at 0.00% Floor + 3.00%),
5.07% , 07/15/32
(a)
................ 206 238,168
Verisure Holding AB, 7.13%, 02/01/28
(c)
..... 568 675,682
Veritiv Operating Co., 10.50%, 11/30/30
(b)
.... USD 177 184,200
Waste Management, Inc., 4.50%, 03/15/28 ... 568 574,491
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
..... 2,330 2,421,858
Williams Scotsman, Inc.
(b)
6.63% , 06/15/29 ................... 812 836,012
6.63% , 04/15/30 ................... 735 760,070
7.38% , 10/01/31 ................... 255 266,883
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
... 1,366 1,426,064
43,354,115
Communications Equipment — 0.1%
CommScope LLC, 4.75%, 09/01/29
(b)
....... 1,402 1,397,631
Motorola Solutions, Inc.
4.60% , 05/23/29 ................... 739 747,174
2.75% , 05/24/31 ................... 2,521 2,311,581
5.20% , 08/15/32 ................... 3,869 3,982,650
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
..... 174 164,052
8,603,088
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33
(b)
............ 905 928,765
Arcosa, Inc.
(b)
4.38% , 04/15/29 ................... 838 815,373
6.88% , 08/15/32 ................... 32 33,513
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
...................... 1,476 1,420,170
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c) (e) (f) (l)
.............. CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.... USD 318 311,572
Gatwick Airport Finance plc, 4.38%, 04/07/26
(c)
. GBP 1,411 1,841,668
Heathrow Finance plc
(c)
3.88% , 03/01/27
(d)
.................. 1,745 2,245,103
6.63% , 03/01/31 ................... 821 1,084,732
Pike Corp., 8.63%, 01/31/31
(b)
........... USD 168 179,259
8,860,155
Construction Materials — 0.0%
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a) (b) (k)
................ 540 561,708
Consumer Finance — 0.6%
AerCap Ireland Capital DAC, 5.00%, 11/15/35 . 1,910 1,888,949
Ally Financial, Inc.
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.87%),
4.70%
(a) (k)
...................... 492 481,749
(1-day SOFR + 2.82%), 6.85% , 01/03/30
(a)
. 950 1,002,109
(SOFR Index + 1.73%), 5.54% , 01/17/31
(a)
. 4,418 4,494,405
8.00% , 11/01/31 ................... 367 417,814
(1-day SOFR + 1.78%), 5.55% , 07/31/33
(a)
. 2,695 2,706,268
American Express Co.
(a)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.85%), 3.55%
(k)
... 683 670,254
(1-day SOFR + 1.22%), 4.92% , 07/20/33 .. 2,348 2,392,228
(1-day SOFR + 1.42%), 5.28% , 07/26/35 .. 1,135 1,171,039

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Azorra Finance Ltd.
(b)
7.75% , 04/15/30 ................... USD 176 $ 185,240
7.25% , 01/15/31 ................... 521 544,947
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(a) (b)
.... 46 47,066
Capital One Financial Corp.
(a)
Series M , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.16%),
3.95%
(k)
....................... 293 287,938
(1-day SOFR + 1.25%), 4.49% , 09/11/31 .. 4,270 4,238,921
(1-day SOFR + 2.04%), 6.18% , 01/30/36 .. 1,117 1,164,094
(1-day SOFR + 1.63%), 5.20% , 09/11/36 .. 1,185 1,177,136
Ford Motor Credit Co. LLC
7.35% , 11/04/27 ................... 364 380,124
6.80% , 05/12/28 ................... 5,004 5,205,441
5.30% , 09/06/29 ................... 3,905 3,914,100
7.35% , 03/06/30 ................... 1,710 1,829,092
7.20% , 06/10/30 ................... 1,045 1,118,477
4.00% , 11/13/30 ................... 1,895 1,777,877
6.05% , 03/05/31 ................... 1,369 1,400,493
3.63% , 06/17/31 ................... 3,279 2,974,743
5.87% , 10/31/35 ................... 2,621 2,589,467
General Motors Financial Co., Inc.
4.00% , 10/06/26 ................... 1,050 1,048,200
4.20% , 10/27/28 ................... 2,240 2,234,554
4.90% , 10/06/29 ................... 3,814 3,869,313
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 ................... 101 101,174
8.00% , 06/15/28 ................... 239 253,493
6.88% , 04/15/29 ................... 818 848,622
5.88% , 03/15/30 ................... 45 45,686
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 418 429,980
Navient Corp.
9.38% , 07/25/30 ................... 288 316,423
7.88% , 06/15/32 ................... 241 248,983
OneMain Finance Corp.
6.63% , 05/15/29 ................... 621 638,610
5.38% , 11/15/29 ................... 280 277,783
7.88% , 03/15/30 ................... 188 198,141
6.13% , 05/15/30 ................... 503 508,915
4.00% , 09/15/30 ................... 319 296,667
7.50% , 05/15/31 ................... 89 92,963
7.13% , 11/15/31 ................... 110 113,985
6.75% , 03/15/32 ................... 2,031 2,061,097
7.13% , 09/15/32 ................... 298 307,571
6.50% , 03/15/33 ................... 783 781,423
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
1,232 1,297,853
Synchrony Financial
(1-day SOFR + 1.40%), 5.02% , 07/29/29
(a)
. 1,245 1,254,229
7.25% , 02/02/33 ................... 2,069 2,193,210
Toyota Motor Credit Corp.
1.90% , 04/06/28 ................... 1,000 955,254
5.05% , 05/16/29 ................... 287 296,162
4.55% , 08/09/29 ................... 256 260,129
3.38% , 04/01/30 ................... 180 174,644
Volkswagen International Finance NV
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 3.17%),
5.49% ........................ EUR 200 238,319
(EUAMDB08 + 3.49%), 5.99% ......... 600 717,791
66,121,145
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc.
(b)
5.50% , 03/31/31 ................... USD 296 298,340
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
6.25% , 03/15/33 ................... USD 600 $ 616,761
5.75% , 03/31/34 ................... 513 515,260
Bellis Acquisition Co. plc
(c)
8.13% , 05/14/30 ................... GBP 1,440 1,827,920
8.00% , 07/01/31 ................... EUR 1,798 2,107,155
Boots Group Finco LP
5.38% , 08/31/32
(b)
.................. 565 674,299
5.38% , 08/31/32
(c)
.................. 566 675,492
7.38% , 08/31/32
(b)
.................. GBP 245 330,729
7.38% , 08/31/32
(c)
.................. 282 380,675
Cencosud SA, 4.38%, 07/17/27
(c)
......... USD 1,272 1,273,196
ELO SACA, 2.88%, 01/29/26
(c)
........... EUR 1,600 1,836,846
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... USD 179 187,415
Market Bidco Finco plc, 6.75%, 01/31/31
(c)
.... EUR 1,215 1,400,433
New Immo Holding SA
(c)
3.25% , 07/23/27 ................... 1,200 1,372,047
5.88% , 04/17/28 ................... 300 358,503
4.88% , 12/08/28 ................... 700 818,185
Ocado Group plc
(c)
6.25% , 08/06/29
(m)
................. GBP 600 712,743
11.00% , 06/15/30 .................. 830 1,087,377
Performance Food Group, Inc., 6.13%,
09/15/32
(b)
...................... USD 852 874,747
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
. 293 293,090
US Foods, Inc.
(b)
4.75% , 02/15/29 ................... 135 133,507
7.25% , 01/15/32 ................... 54 56,655
17,831,375
Containers & Packaging — 0.4%
Amcor Flexibles North America, Inc., 5.50%,
03/17/35 ....................... 3,042 3,145,906
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27
(b)
.................. 1,489 1,492,838
3.25% , 09/01/28
(b)
.................. 200 190,807
3.00% , 09/01/29
(c)
.................. EUR 782 841,530
4.00% , 09/01/29
(b)
.................. USD 3,069 2,861,260
Ardagh Packaging Finance plc
2.13% , 08/15/26
(c)
.................. EUR 2,668 2,982,278
4.13% , 08/15/26
(b)
.................. USD 1,400 1,288,000
Ball Corp.
4.25% , 07/01/32 ................... EUR 225 267,397
5.50% , 09/15/33
(b)
.................. USD 215 217,612
Berry Global, Inc., 5.80%, 06/15/31 ........ 4,019 4,258,019
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 ................... 460 461,837
6.88% , 01/15/30 ................... 1,105 1,116,036
8.75% , 04/15/30 ................... 83 83,170
6.75% , 04/15/32 ................... 1,821 1,827,188
Crown Americas LLC, 5.88%, 06/01/33
(b)
.... 847 858,415
Fiber Midco SpA, 10.75%, (10.75% Cash or
10.75% PIK), 06/15/29
(c) (j)
............ EUR 371 378,295
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
..... USD 665 598,154
Kleopatra Finco SARL
(c)(e)(l)
4.25% , 03/01/26 ................... EUR 2,559 1,165,104
9.00% , ( 9.00 % Cash or 2.50 % PIK),
09/01/29
(a) (j)
.................... 1,042 55,260
LABL, Inc.
(b)
5.88% , 11/01/28 ................... USD 430 306,535
9.50% , 11/01/28 ................... 432 322,094
8.63% , 10/01/31 ................... 339 217,915
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 ................... 7,203 7,221,922
9.25% , 04/15/27 ................... 541 534,189
OI European Group BV
(c)
6.25% , 05/15/28 ................... EUR 928 1,103,281

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
5.25% , 06/01/29 ................... EUR 866 $ 1,028,223
Sealed Air Corp.
(b)
4.00% , 12/01/27 ................... USD 83 81,793
5.00% , 04/15/29 ................... 119 118,158
6.50% , 07/15/32 ................... 300 310,440
Silgan Holdings, Inc., 4.25%, 02/15/31
(b)
..... EUR 560 649,699
Trivium Packaging Finance BV
6.63% , 07/15/30
(b)
.................. 130 156,599
6.63% , 07/15/30
(c)
.................. 283 340,903
8.25% , 07/15/30
(b)
.................. USD 641 664,059
12.25% , 01/15/31
(b)
................. 200 208,662
37,353,578
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... 30 28,625
Gates Corp., 6.88%, 07/01/29 ........... 327 339,495
Resideo Funding, Inc.
4.00% , 09/01/29 ................... 190 181,212
6.50% , 07/15/32 ................... 876 896,663
1,445,995
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 5.75%, 10/15/29
(b)
.... 963 975,681
Multiversity SpA, (3-mo. EURIBOR at 4.25%
Floor + 4.25%), 6.32%, 10/30/28
(a) (c)
...... EUR 600 696,723
Pachelbel Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.32% , 05/17/31
(a)
................ 1,315 1,526,931
7.13% , 05/17/31 ................... 819 1,011,482
Service Corp. International
4.00% , 05/15/31 ................... USD 419 396,861
5.75% , 10/15/32 ................... 1,881 1,908,374
Sotheby's
(b)
7.38% , 10/15/27 ................... 794 790,940
5.88% , 06/01/29 ................... 400 377,945
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 1,000 1,045,134
8,730,071
Diversified REITs — 0.1%
Digital Realty Trust, Inc., 1.88%, 11/15/29
(b) (m)
.. 89 93,868
GLP Capital LP
5.75% , 06/01/28 ................... 67 68,901
4.00% , 01/15/30 ................... 354 342,913
3.25% , 01/15/32 ................... 754 676,777
6.75% , 12/01/33 ................... 362 391,657
5.63% , 09/15/34 ................... 969 979,684
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32
(b)
.............. 570 550,975
Simon Property Group LP, 4.38%, 10/01/30 ... 2,780 2,791,737
Trust Fibra Uno, 7.70%, 01/23/32
(c)
........ 580 633,917
Unibail-Rodamco-Westfield SE, (5-Year
EURIBOR ICE Swap Rate + 2.43%),
4.75%
(a) (c) (k)
..................... EUR 1,300 1,536,595
VICI Properties LP
4.63% , 12/01/29
(b)
.................. USD 1,263 1,252,534
4.95% , 02/15/30 ................... 843 852,058
4.13% , 08/15/30
(b)
.................. 4,674 4,519,371
14,690,987
Diversified Telecommunication Services — 0.6%
Altice Financing SA
3.00% , 01/15/28
(c)
.................. EUR 2,008 1,729,106
5.00% , 01/15/28
(b)
.................. USD 200 149,062
5.75% , 08/15/29
(b)
.................. 400 291,008
Altice France SA
4.75% , 10/15/30
(c)
.................. EUR 1,784 1,968,438
6.88% , 10/15/30
(b)
.................. USD 452 442,484
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.50% , 10/15/31
(c)
.................. EUR 266 $ 296,739
6.50% , 10/15/31
(b)
.................. USD 585 558,052
6.50% , 03/15/32
(b)
.................. 989 946,737
5.63% , 06/15/32
(c)
.................. EUR 987 1,097,987
6.88% , 07/15/32
(b)
.................. USD 925 887,719
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c) (e) (l)
1,000 3,889
British Telecommunications plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.82%), 8.38%, 12/20/83
(a) (c)
........... GBP 1,726 2,440,894
CCO Holdings LLC
5.38% , 06/01/29
(b)
.................. USD 693 683,938
6.38% , 09/01/29
(b)
.................. 187 188,472
4.75% , 03/01/30
(b)
.................. 936 890,010
4.50% , 08/15/30
(b)
.................. 810 759,305
4.25% , 02/01/31
(b)
.................. 396 358,427
7.38% , 03/01/31
(b)
.................. 2,543 2,581,247
4.75% , 02/01/32
(b)
.................. 202 182,874
4.50% , 05/01/32 ................... 41 36,466
4.50% , 06/01/33
(b)
.................. 59 51,153
4.25% , 01/15/34
(b)
.................. 2,869 2,409,167
eircom Finance DAC, 5.00%, 04/30/31
(c)
..... EUR 1,869 2,198,709
Fibercop SpA
4.75% , 06/30/30
(c)
.................. 1,181 1,389,091
5.13% , 06/30/32
(c)
.................. 262 308,050
Series 2033 , 6.38% , 11/15/33
(b)
......... USD 222 219,061
6.00% , 09/30/34
(b)
.................. 200 188,361
Frontier Communications Holdings LLC
5.88% , 10/15/27
(b)
.................. 361 360,722
5.00% , 05/01/28
(b)
.................. 538 537,287
6.75% , 05/01/29
(b)
.................. 128 129,289
5.88% , 11/01/29 ................... 309 312,285
6.00% , 01/15/30
(b)
.................. 264 267,707
8.75% , 05/15/30
(b)
.................. 567 593,143
8.63% , 03/15/31
(b)
.................. 496 523,619
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
. EUR 766 891,109
Level 3 Financing, Inc.
(b)
3.63% , 01/15/29 ................... USD 96 86,280
4.88% , 06/15/29 ................... 1,936 1,851,205
4.50% , 04/01/30 ................... 1,211 1,118,786
3.88% , 10/15/30 ................... 380 340,008
4.00% , 04/15/31 ................... 95 85,129
6.88% , 06/30/33 ................... 3,939 4,034,874
7.00% , 03/31/34 ................... 2,921 3,001,044
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(c)
. EUR 4,589 5,493,059
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 ................... USD 397 392,097
4.13% , 04/15/30 ................... 397 392,137
10.00% , 10/15/32 .................. 396 399,857
Maya SAS
4.25% , 01/09/32
(c)
.................. EUR 1,100 1,280,724
7.00% , 04/15/32
(b)
.................. USD 679 694,870
Sable International Finance Ltd., 7.13%,
10/15/32
(b)
...................... 746 746,000
Sprint Capital Corp., 6.88%, 11/15/28 ....... 3,647 3,918,229
TalkTalk Telecom Group Ltd., 8.25%, (8.25%
Cash or 8.25% PIK), 02/29/28
(c) (j)
........ GBP 512 461,022
Telecom Argentina SA, 9.25%, 05/28/33
(b)
.... USD 175 177,994
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 1,024 1,144,916
Turk Telekomunikasyon A/S, 6.95%, 10/07/32
(b)
536 541,296
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
.. 520 464,139
Virgin Media Secured Finance plc
5.25% , 05/15/29
(c)
.................. GBP 361 460,837
5.50% , 05/15/29
(b)
.................. USD 400 392,652
4.13% , 08/15/30
(c)
.................. GBP 1,242 1,474,560
4.50% , 08/15/30
(b)
.................. USD 258 239,781

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Windstream Services LLC
(b)
8.25% , 10/01/31 ................... USD 3,702 $ 3,780,282
7.50% , 10/15/33 ................... 643 641,836
WULF Compute LLC, 7.75%, 10/15/30
(b)
..... 1,446 1,502,213
Zayo Group Holdings, Inc.
(a)(b)(j)
6.25% , ( 6.25 % Cash or 0.50 % PIK), 03/09/30 3,189 3,030,379
9.00% , ( 9.00 % Cash or 1.88 % PIK), 09/09/30 186 169,644
65,187,457
Electric Utilities — 1.1%
AEP Transmission Co. LLC, 5.38%, 06/15/35 .. 310 321,094
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(c)
...................... 584 543,508
Alabama Power Co., 3.05%, 03/15/32 ...... 500 462,745
Alliant Energy Corp., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 5.75%, 04/01/56
(a)
............ 1,315 1,319,458
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... 309 317,524
American Electric Power Co., Inc.
(a)
Series C , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.13%),
5.80% , 03/15/56 ................. 2,060 2,063,720
Series D , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.94%),
6.05% , 03/15/56 ................. 985 997,505
Arizona Public Service Co., 5.70%, 08/15/34 .. 1,680 1,766,560
Baltimore Gas & Electric Co.
5.30% , 06/01/34 ................... 125 130,674
5.45% , 06/01/35 ................... 600 624,927
California Buyer Ltd.
5.63% , 02/15/32
(c)
.................. EUR 1,754 2,074,187
6.38% , 02/15/32
(b)
.................. USD 236 238,446
CenterPoint Energy Houston Electric LLC,
5.05%, 03/01/35 .................. 535 541,518
ContourGlobal Power Holdings SA
5.00% , 02/28/30
(c)
.................. EUR 875 1,035,230
6.75% , 02/28/30
(b)
.................. USD 648 667,440
DTE Electric Co.
5.20% , 03/01/34 ................... 208 215,272
Series A , 6.63% , 06/01/36 ............. 115 129,841
Duke Energy Carolinas LLC
2.55% , 04/15/31 ................... 773 709,568
6.45% , 10/15/32 ................... 244 270,342
4.95% , 01/15/33 ................... 834 859,437
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(a)
............ 139 146,961
Duke Energy Florida LLC
1.75% , 06/15/30 ................... 217 195,118
2.40% , 12/15/31 ................... 431 387,717
Duke Energy Kentucky, Inc., (Acquired 08/11/25,
cost $2,980,000), 6.01%, 09/15/35
(f) (i)
..... 2,980 3,084,300
Duke Energy Progress LLC
3.40% , 04/01/32 ................... 934 881,346
5.70% , 04/01/35 ................... 30 31,657
EDP SA, (5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75%, 05/29/54
(a) (c)
........... EUR 2,700 3,243,349
Enel Finance International NV, 4.38%, 09/30/30
(b)
USD 4,375 4,347,294
Eversource Energy
2.90% , 03/01/27 ................... 1,695 1,666,797
5.95% , 02/01/29 ................... 881 922,993
Exelon Corp., 4.05%, 04/15/30 ........... 135 133,755
FirstEnergy Corp.
Series B , 3.90% , 07/15/27
(d)
........... 3,905 3,880,572
2.65% , 03/01/30 ................... 2,833 2,628,538
FirstEnergy Transmission LLC, 5.00%, 01/15/35 1,382 1,385,398
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Florida Power & Light Co.
4.80% , 05/15/33 ................... USD 144 $ 146,894
4.95% , 06/01/35 ................... 140 143,045
Georgia Power Co.
4.55% , 03/15/30 ................... 2,856 2,905,706
4.70% , 05/15/32 ................... 1,523 1,543,966
5.25% , 03/15/34 ................... 168 173,410
Interstate Power & Light Co.
5.70% , 10/15/33 ................... 136 143,657
4.95% , 09/30/34 ................... 882 880,615
MidAmerican Energy Co.
5.35% , 01/15/34 ................... 143 149,274
5.75% , 11/01/35 ................... 80 85,762
Minejesa Capital BV, 5.63%, 08/10/37
(b)
..... 511 509,212
NextEra Energy Capital Holdings, Inc.
4.69% , 09/01/27 ................... 895 904,665
4.85% , 02/04/28 ................... 1,090 1,109,763
2.75% , 11/01/29 ................... 794 753,102
2.44% , 01/15/32 ................... 571 505,368
5.05% , 02/28/33 ................... 74 75,675
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54
(a)
..................... 172 186,029
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38% ,
08/15/55
(a)
..................... 295 307,039
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80% ,
03/15/82
(a)
..................... 1,101 1,076,922
NRG Energy, Inc.
(b)
2.45% , 12/02/27 ................... 2,180 2,090,168
5.75% , 07/15/29 ................... 764 766,890
6.00% , 02/01/33 ................... 1,182 1,205,737
5.75% , 01/15/34 ................... 1,106 1,113,798
6.25% , 11/01/34 ................... 1,430 1,472,337
6.00% , 01/15/36 ................... 2,948 2,998,743
Ohio Power Co.
Series Q , 1.63% , 01/15/31 ............ 797 693,445
5.00% , 06/01/33 ................... 660 670,287
5.65% , 06/01/34 ................... 302 315,313
Series F , 5.85% , 10/01/35 ............. 129 136,286
Pacific Gas & Electric Co.
5.55% , 05/15/29 ................... 1,500 1,544,158
4.55% , 07/01/30 ................... 5,838 5,800,918
2.50% , 02/01/31 ................... 5,344 4,783,173
3.25% , 06/01/31 ................... 999 922,513
5.80% , 05/15/34 ................... 3,150 3,264,536
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
89 86,777
PECO Energy Co.
4.90% , 06/15/33 ................... 537 550,088
5.95% , 10/01/36 ................... 197 214,165
PG&E Corp.
5.25% , 07/01/30 ................... 523 517,564
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(a)
..................... 3,476 3,575,153
Pinnacle West Capital Corp., 5.15%, 05/15/30 . 2,307 2,377,341
PPL Capital Funding, Inc., 5.25%, 09/01/34 ... 581 595,681
Public Power Corp. SA, 4.25%, 10/31/30
(c)
... EUR 516 604,733
Public Service Electric & Gas Co.
1.90% , 08/15/31 ................... USD 427 376,095
3.10% , 03/15/32 ................... 179 165,925
4.90% , 12/15/32 ................... 824 843,447
Series Q , 5.05% , 03/01/35 ............ 1,120 1,145,107

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Southern California Edison Co.
Series G , 2.50% , 06/01/31 ............ USD 1,010 $ 898,865
2.75% , 02/01/32 ................... 1,160 1,025,706
Southern Co. (The)
5.20% , 06/15/33 ................... 2,256 2,321,118
5.70% , 03/15/34 ................... 588 620,592
4.85% , 03/15/35 ................... 1,475 1,460,432
System Energy Resources, Inc., 5.30%, 12/15/34 573 578,277
Trans-Allegheny Interstate Line Co., 5.00%,
01/15/31
(b)
...................... 2,884 2,961,248
Vistra Operations Co. LLC
(b)
4.38% , 05/01/29 ................... 7,333 7,200,095
4.30% , 07/15/29 ................... 400 396,029
7.75% , 10/15/31 ................... 142 150,695
6.88% , 04/15/32 ................... 777 816,115
5.70% , 12/30/34 ................... 2,401 2,466,178
VoltaGrid LLC, 7.38%, 11/01/30
(b)
......... 2,450 2,491,777
Wisconsin Electric Power Co., 4.60%, 10/01/34 2,305 2,296,804
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(b)
................. 1,040 1,088,128
115,427,332
Electrical Equipment — 0.0%
Prysmian SpA, (5-Year EURIBOR ICE Swap
Rate + 3.01%), 5.25%
(a) (c) (k)
........... EUR 1,380 1,660,307
Vertiv Group Corp., 4.13%, 11/15/28
(b)
...... USD 289 284,710
1,945,017
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ......... 432 427,378
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 162 165,801
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 694 669,222
3.75% , 02/15/31 ................... 904 840,248
6.63% , 07/15/32 ................... 1,511 1,572,977
Zebra Technologies Corp., 6.50%, 06/01/32 ... 128 132,653
3,808,279
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88% , 04/01/27 ................... 151 151,493
6.25% , 04/01/28 ................... 456 457,941
6.63% , 09/01/32 ................... 1,536 1,578,611
Deepocean Ltd., 6.00%, 04/08/31
(c)
........ EUR 442 517,860
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. USD 210 222,945
Enerflex Ltd., 9.00%, 10/15/27
(b)
.......... 170 173,489
Kodiak Gas Services LLC
(b)
7.25% , 02/15/29 ................... 855 887,859
6.50% , 10/01/33 ................... 573 587,175
6.75% , 10/01/35 ................... 430 442,821
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.... 313 317,372
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.... 83 86,141
Oceaneering International, Inc., 6.00%, 02/01/28 360 363,086
OEG Finance plc, 7.25%, 09/27/29
(c)
....... EUR 2,141 2,582,264
Star Holding LLC, 8.75%, 08/01/31
(b)
....... USD 272 262,900
Tidewater, Inc., 9.13%, 07/15/30
(b)
......... 320 341,547
Transocean International Ltd.
(b)
8.25% , 05/15/29 ................... 203 204,188
8.75% , 02/15/30 ................... 21 22,036
8.50% , 05/15/31 ................... 329 326,636
7.88% , 10/15/32 ................... 357 367,656
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
...................... 96 98,162
USA Compression Partners LP
(b)
7.13% , 03/15/29 ................... 766 791,155
6.25% , 10/01/33 ................... 1,020 1,023,916
Valaris Ltd., 8.38%, 04/30/30
(b)
........... 441 459,922
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Vallourec SACA, 7.50%, 04/15/32
(b)
........ USD 751 $ 798,218
Weatherford International Ltd., 6.75%, 10/15/33
(b)
917 937,138
14,002,531
Entertainment — 0.1%
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
..... 83 86,014
Electronic Arts, Inc., 2.95%, 02/15/51 ....... 290 264,695
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(b)
...................... 32 31,897
Netflix, Inc., 5.38%, 11/15/29
(b)
........... 388 405,122
Odeon Finco plc, 12.75%, 11/01/27
(b)
....... 342 353,413
Pinewood Finco plc, 6.00%, 03/27/30
(c)
...... GBP 1,928 2,554,814
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... USD 154 139,085
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30
(b)
648 609,120
Warnermedia Holdings, Inc.
3.76% , 03/15/27 ................... 2,127 2,105,603
5.05% , 03/15/42 ................... 2,800 2,247,644
8,797,407
Financial Services — 0.7%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(a)
..... 375 372,794
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
.... 3,020 3,081,077
Block, Inc.
2.75% , 06/01/26 ................... 102 100,832
5.63% , 08/15/30
(b)
.................. 528 535,977
6.50% , 05/15/32 ................... 2,214 2,297,145
6.00% , 08/15/33
(b)
.................. 675 690,185
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
954 1,013,501
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(c) (j)
............. GBP 946 1,226,975
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(a)
............ USD 260 267,694
CrossCountry Intermediate HoldCo LLC, 6.50%,
10/01/30
(b)
...................... 451 455,160
Encore Issuances SA, Series 155, (3-mo.
EURIBOR + 10.00%), 12.05%, 11/06/25
(a) (c)
. EUR 302 311,574
Fidelity Grand Harbour CLO DAC, Series 2023-
2X, Class D, (3-mo. EURIBOR at 4.10% Floor
+ 4.10%), 6.11%, 04/15/38
(a) (c)
.......... 300 345,851
Fidelity National Information Services, Inc.
2.25% , 03/01/31 ................... USD 481 427,857
5.10% , 07/15/32 ................... 1,595 1,628,985
Fiserv, Inc.
5.60% , 03/02/33 ................... 582 598,949
5.63% , 08/21/33 ................... 742 764,798
5.45% , 03/15/34 ................... 191 193,854
5.15% , 08/12/34 ................... 174 172,739
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 ................... 240 252,000
9.13% , 05/15/31 ................... 585 621,870
8.38% , 04/01/32 ................... 559 582,822
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(c)
.. EUR 1,865 1,886,575
Garfunkelux Holdco 4 SA, 10.50%, (10.50%
Cash or 10.50% PIK), 05/01/30
(c) (j)
....... 183 —
Global Payments, Inc.
2.15% , 01/15/27 ................... USD 1,406 1,369,630
3.20% , 08/15/29 ................... 208 196,557
5.30% , 08/15/29 ................... 91 92,607
2.90% , 11/15/31 ................... 265 235,674
Intrum Investments & Financing AB
(c)
7.75% , 09/11/27 ................... EUR 390 417,052
8.00% , 09/11/27 ................... 1,138 1,322,526
Series 1 , 7.75% , 09/11/28
(b)
............ 1,072 1,079,658

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
8.50% , 09/11/29 ................... EUR 487 $ 484,473
ION Platform Finance SARL
(c)
7.88% , 05/01/29 ................... 2,694 3,180,462
6.50% , 09/30/30 ................... 729 825,047
6.88% , 09/30/32 ................... 562 635,241
ION Platform Finance US, Inc., 7.88%,
09/30/32
(b)
...................... USD 1,912 1,864,907
Midcap Financial Issuer Trust
(b)
6.50% , 05/01/28 ................... 688 675,781
5.63% , 01/15/30 ................... 600 564,000
Midnights SPV SRL, (3-mo. EURIBOR + 3.15%),
6.73%, 08/22/26
(a) (c) (f)
............... EUR 4,688 5,395,571
Nationwide Building Society
(a)(c)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% ..... GBP 2,541 3,333,939
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50% ..... 499 679,843
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.59%), 7.88% ..... 225 310,014
NTT Finance Corp.
(b)
4.57% , 07/16/27 ................... USD 2,067 2,082,534
4.62% , 07/16/28 ................... 735 743,132
4.88% , 07/16/30 ................... 1,210 1,232,894
5.17% , 07/16/32 ................... 1,282 1,317,309
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 ................... 796 845,871
7.13% , 11/15/30 ................... 81 84,805
6.88% , 05/15/32 ................... 427 445,399
6.75% , 02/15/34 ................... 658 674,440
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(c)
...................... EUR 1,839 2,050,832
Progroup AG
(c)
5.13% , 04/15/29 ................... 668 782,249
5.38% , 04/15/31 ................... 1,026 1,195,513
Rocket Cos., Inc.
(b)
6.50% , 08/01/29 ................... USD 558 578,777
6.13% , 08/01/30 ................... 2,331 2,404,434
7.13% , 02/01/32 ................... 1,545 1,622,109
6.38% , 08/01/33 ................... 1,676 1,745,939
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 ................... 733 719,517
3.88% , 03/01/31 ................... 54 50,763
4.00% , 10/15/33 ................... 369 339,808
Shift4 Payments LLC
6.75% , 08/15/32
(b)
.................. 2,337 2,413,731
5.50% , 05/15/33
(c)
.................. EUR 941 1,121,673
5.50% , 05/15/33
(b)
.................. 415 494,680
Stena International SA
7.25% , 01/15/31
(c)
.................. USD 1,138 1,161,768
7.25% , 01/15/31
(b)
.................. 868 886,129
Taurus Law 130 Securities SRL, (Acquired
07/14/23, cost $5,128,640), (3-mo. EURIBOR
+ 3.25%), 5.77%, 08/22/27
(a) (c) (f) (i)
........ EUR 4,644 5,318,941
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(j)
............ 2,952 658,579
UWM Holdings LLC
(b)
6.63% , 02/01/30 ................... USD 507 516,524
6.25% , 03/15/31 ................... 490 489,118
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
.... 162 165,783
WEX, Inc., 6.50%, 03/15/33
(b)
........... 932 953,126
Worldline SA
(c)
0.00% , 07/30/26
(m) (n)
................ EUR 114 126,252
0.88% , 06/30/27 ................... 600 599,771
4.13% , 09/12/28 ................... 200 193,286
5.25% , 11/27/29 ................... 300 276,799
Security
Par (000)
Par (000) Value
Financial Services (continued)
5.50% , 06/10/30 ................... EUR 100 $ 91,668
74,876,349
Food Products — 0.2%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
....... USD 99 93,076
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(b) (j)
............. 3,863 4,060,054
Chobani LLC
(b)
4.63% , 11/15/28 ................... 855 850,034
7.63% , 07/01/29 ................... 1,109 1,153,366
Darling Global Finance BV
4.50% , 07/15/32
(c)
.................. EUR 1,191 1,399,974
4.50% , 07/15/32
(b)
.................. 285 335,006
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
... USD 333 336,562
Fiesta Purchaser, Inc.
(b)
7.88% , 03/01/31 ................... 47 49,607
9.63% , 09/15/32 ................... 96 103,303
Froneri Lux FinCo. SARL, 4.75%, 08/01/32
(c)
.. EUR 909 1,068,001
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.76%, 12/15/29
(a) (c)
........... 1,150 1,334,511
Kraft Heinz Foods Co.
3.88% , 05/15/27 ................... USD 562 559,385
3.75% , 04/01/30 ................... 198 192,587
5.20% , 03/15/32 ................... 186 190,739
5.40% , 03/15/35 ................... 2,767 2,834,339
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
298 287,820
Mars, Inc., 4.80%, 03/01/30
(b)
........... 2,258 2,306,616
Post Holdings, Inc.
(b)
4.63% , 04/15/30 ................... 50 48,477
4.50% , 09/15/31 ................... 107 100,480
6.25% , 02/15/32 ................... 13 13,362
6.38% , 03/01/33 ................... 531 537,794
6.25% , 10/15/34 ................... 837 846,804
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.... 345 330,564
Tereos Finance Groupe I SA
(c)
4.75% , 04/30/27 ................... EUR 240 277,310
7.25% , 04/15/28 ................... 850 1,003,845
20,313,616
Gas Utilities — 0.0%
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a) (b)
................ USD 229 234,756
AmeriGas Partners LP, 9.50%, 06/01/30
(b)
.... 192 202,037
Atmos Energy Corp.
1.50% , 01/15/31 ................... 184 160,369
5.90% , 11/15/33 ................... 218 236,021
Ferrellgas LP, 9.25%, 01/15/31
(b)
......... 309 311,790
Promigas SA ESP, 3.75%, 10/16/29
(c)
....... 580 549,550
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
...................... 239 226,415
1,920,938
Ground Transportation — 0.4%
Albion Financing 1 SARL
5.38% , 05/21/30
(c)
.................. EUR 1,053 1,259,497
7.00% , 05/21/30
(b)
.................. USD 1,522 1,570,829
BCP V Modular Services Finance II plc
(c)
4.75% , 11/30/28 ................... EUR 581 631,653
6.13% , 11/30/28 ................... GBP 794 959,344
6.50% , 07/10/31 ................... EUR 2,035 2,155,405
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(c)
...................... 522 362,433
Boels Topholding BV
(c)
6.25% , 02/15/29 ................... 1,209 1,438,756
5.75% , 05/15/30 ................... 1,381 1,645,922
CSX Corp., 3.80%, 03/01/28 ............ USD 676 672,925

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
EC Finance plc, 3.25%, 10/15/26
(c) (d)
....... EUR 799 $ 885,703
Edge Finco plc, 8.13%, 08/15/31
(c)
........ GBP 2,397 3,335,128
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
. USD 475 484,589
Hertz Corp. (The), 12.63%, 07/15/29
(b)
...... 155 153,433
Kapla Holding SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.51% , 07/31/30
(a)
................ EUR 1,505 1,743,051
5.00% , 04/30/31 ................... 1,851 2,159,666
Loxam SAS
(c)
6.38% , 05/31/29 ................... 496 591,402
4.25% , 02/15/30 ................... 558 646,311
4.25% , 02/15/31 ................... 894 1,027,220
Mobico Group plc
(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.14%), 4.25%
(a) (k)
... GBP 1,031 709,322
4.88% , 09/26/31 ................... EUR 1,608 1,419,994
Norfolk Southern Corp.
5.05% , 08/01/30 ................... USD 2,225 2,304,202
4.45% , 03/01/33 ................... 1,482 1,477,257
5.10% , 05/01/35 ................... 905 925,501
Penske Truck Leasing Co. LP
(b)
5.35% , 01/12/27 ................... 1,035 1,046,485
4.20% , 04/01/27 ................... 414 413,349
5.55% , 05/01/28 ................... 265 272,752
5.35% , 03/30/29 ................... 952 979,481
5.25% , 07/01/29 ................... 635 653,742
Ryder System, Inc., 6.60%, 12/01/33 ....... 553 615,284
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.75%),
6.77% , 04/22/30 ................. EUR 2,373 2,692,653
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.28% , 02/24/31
(b) (c)
............... 174 193,799
Uber Technologies, Inc.
4.30% , 01/15/30 ................... USD 2,078 2,083,712
4.80% , 09/15/34 ................... 375 375,069
Watco Cos. LLC, 7.13%, 08/01/32
(b)
....... 295 305,605
38,191,474
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 ................... 1,038 1,021,322
3.88% , 11/01/29 ................... 71 67,433
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
.... 2,448 2,558,160
Bausch + Lomb Netherlands BV, (3-mo.
EURIBOR at 0.00% Floor + 3.88%), 5.87%,
01/15/31
(a) (c)
..................... EUR 544 634,676
Baxter International, Inc.
3.95% , 04/01/30 ................... USD 355 345,894
2.54% , 02/01/32 ................... 302 264,026
Becton Dickinson & Co., 4.87%, 02/08/29 .... 1,690 1,721,109
DENTSPLY SIRONA, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.38%), 8.38%, 09/12/55
(a)
............ 445 458,228
Hologic, Inc., 3.25%, 02/15/29
(b)
.......... 26 25,665
Insulet Corp., 6.50%, 04/01/33
(b)
.......... 187 194,826
Medline Borrower LP
(b)
3.88% , 04/01/29 ................... 164 159,294
6.25% , 04/01/29 ................... 1,447 1,488,606
5.25% , 10/01/29 ................... 3,407 3,394,035
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
. 316 334,233
Solventum Corp., 5.45%, 03/13/31 ........ 782 814,392
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
216 226,995
13,708,894
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. USD 138 $ 142,659
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 872 867,470
Banner Health
2.34% , 01/01/30 ................... 87 80,759
1.90% , 01/01/31 ................... 36 32,100
Centene Corp.
4.25% , 12/15/27 ................... 5,915 5,829,787
4.63% , 12/15/29 ................... 2,374 2,302,931
3.38% , 02/15/30 ................... 3,595 3,307,098
3.00% , 10/15/30 ................... 25 22,304
2.63% , 08/01/31 ................... 1,761 1,510,762
Clariane SE, 7.88%, 06/27/30
(c)
.......... EUR 1,100 1,301,663
CommonSpirit Health, 5.21%, 12/01/31 ..... USD 568 586,165
Community Health Systems, Inc.
(b)
6.00% , 01/15/29 ................... 835 826,650
5.25% , 05/15/30 ................... 399 374,014
4.75% , 02/15/31 ................... 735 656,135
10.88% , 01/15/32 .................. 492 530,391
9.75% , 01/15/34 ................... 2,029 2,148,279
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
...................... 208 216,952
DaVita, Inc.
(b)
6.88% , 09/01/32 ................... 187 193,719
6.75% , 07/15/33 ................... 522 541,229
Elevance Health, Inc.
4.10% , 05/15/32 ................... 211 204,814
4.60% , 09/15/32 ................... 3,260 3,249,520
5.38% , 06/15/34 ................... 2,080 2,146,374
5.20% , 02/15/35 ................... 195 198,959
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
.... EUR 814 992,746
Gruppo San Donato SpA, 6.50%, 10/31/31
(c)
.. 441 522,297
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 173 163,980
HCA, Inc.
5.25% , 03/01/30 ................... 4,480 4,630,395
3.50% , 09/01/30 ................... 3,582 3,441,537
5.45% , 04/01/31 ................... 2,195 2,284,544
5.45% , 09/15/34 ................... 586 602,946
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 1,648 1,603,749
Humana, Inc.
4.88% , 04/01/30 ................... 598 606,197
5.38% , 04/15/31 ................... 2,589 2,674,068
2.15% , 02/03/32 ................... 434 373,940
5.55% , 05/01/35 ................... 1,290 1,319,110
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................... 188 202,967
11.00% , 10/15/30 .................. 1,467 1,617,518
8.38% , 02/15/32 ................... 776 837,917
10.00% , 06/01/32 .................. 494 525,437
Mehilainen Yhtiot Oy
(c)
5.13% , 06/30/32 ................... EUR 1,211 1,418,746
(3-mo. EURIBOR at 0.00% Floor + 3.38%),
5.38% , 06/30/32
(a)
................ 221 256,268
Molina Healthcare, Inc., 6.25%, 01/15/33
(b)
... USD 405 407,647
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 406 391,831
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 125 131,505
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 1,635 1,745,813
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
1,996 2,053,708
Sutter Health
Series 2018 , 3.70% , 08/15/28 .......... 544 538,391
Series 20A , 2.29% , 08/15/30 ........... 291 267,042
5.16% , 08/15/33 ................... 485 499,427
Tenet Healthcare Corp.
6.13% , 06/15/30 ................... 141 143,614
6.75% , 05/15/31 ................... 1,000 1,037,480

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
4.40% , 06/15/28 ................... USD 950 $ 959,353
5.30% , 02/15/30 ................... 2,986 3,110,355
4.65% , 01/15/31 ................... 4,826 4,901,983
4.90% , 04/15/31 ................... 1,835 1,881,152
4.95% , 01/15/32 ................... 1,657 1,696,578
5.30% , 06/15/35 ................... 430 445,095
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
671 683,286
72,239,356
Health Care REITs — 0.1%
Diversified Healthcare Trust, 7.25%, 10/15/30
(b)
243 245,438
Healthpeak OP LLC
3.00% , 01/15/30 ................... 337 318,785
5.25% , 12/15/32 ................... 1,093 1,123,981
MPT Operating Partnership LP
7.00% , 02/15/32
(b)
.................. EUR 305 365,524
7.00% , 02/15/32
(c)
.................. 1,148 1,375,806
8.50% , 02/15/32
(b)
.................. USD 1,875 1,964,405
Ventas Realty LP
5.63% , 07/01/34 ................... 569 594,517
5.00% , 01/15/35 ................... 2,450 2,456,635
Welltower OP LLC
4.50% , 07/01/30 ................... 4,899 4,952,258
2.75% , 01/15/32 ................... 1,064 965,683
3.85% , 06/15/32 ................... 970 935,377
15,298,409
Health Care Technology — 0.0%
IQVIA, Inc., 6.25%, 06/01/32
(b)
........... 770 802,545
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
...................... 367 375,833
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
.... 129 130,232
RHP Hotel Properties LP
(b)
4.50% , 02/15/29 ................... 77 75,750
6.50% , 04/01/32 ................... 1,837 1,889,764
6.50% , 06/15/33 ................... 423 436,586
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.... 56 55,572
Service Properties Trust
0.00% , 09/30/27
(b) (n)
................. 479 422,251
8.63% , 11/15/31
(b)
.................. 3,632 3,831,168
8.88% , 06/15/32 ................... 705 695,752
XHR LP, 6.63%, 05/15/30
(b)
............. 122 124,528
8,037,436
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(b)
4.38% , 01/15/28 ................... 275 271,477
4.00% , 10/15/30 ................... 353 333,722
Allwyn Entertainment Financing UK plc
7.25% , 04/30/30
(c)
.................. EUR 2,239 2,716,517
Aramark International Finance SARL, 4.38%,
04/15/33
(c)
...................... 885 1,024,246
Arcos Dorados BV, 6.38%, 01/29/32
(c)
...... USD 604 640,808
Bertrand Franchise Finance SAS, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.75%,
07/18/30
(a) (c)
..................... EUR 1,057 1,180,463
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... USD 313 306,932
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 ................... 918 944,548
6.50% , 02/15/32 ................... 939 946,819
Carnival Corp.
(b)
5.88% , 06/15/31 ................... 354 365,080
5.75% , 08/01/32 ................... 3,068 3,151,704
6.13% , 02/15/33 ................... 1,026 1,057,980
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Carnival plc, 4.13%, 07/15/31
(b)
.......... EUR 615 $ 724,988
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 ................... USD 608 602,529
5.75% , 04/01/30 ................... 1,074 1,077,301
6.75% , 05/01/31 ................... 1,017 1,039,823
Cirsa Finance International SARL
(c)
4.88% , 10/15/31 ................... EUR 339 399,016
(3-mo. EURIBOR + 3.00%), 5.07% ,
10/15/32
(a)
..................... 497 579,101
Deuce Finco plc, 5.50%, 06/15/27
(c)
........ GBP 1,623 2,126,207
Essendi SA
(c)
5.38% , 05/15/30 ................... EUR 659 785,889
5.50% , 11/15/31 ................... 372 444,178
5.63% , 05/15/32 ................... 955 1,143,320
(3-mo. EURIBOR + 3.75%), 5.79% ,
05/15/32
(a)
..................... 389 453,979
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 ................... USD 222 212,406
6.75% , 01/15/30 ................... 311 288,279
Flutter Treasury DAC
(c)
4.00% , 06/04/31 ................... EUR 1,181 1,363,602
6.13% , 06/04/31 ................... GBP 258 341,992
Food Service Project SA, 5.50%, 01/21/27
(c)
.. EUR 1,061 1,226,733
gategroup Finance Luxembourg SA, 3.00%,
02/28/27
(c)
...................... CHF 2,455 3,005,872
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
...................... USD 604 590,532
Hilton Domestic Operating Co., Inc.
(b)
6.13% , 04/01/32 ................... 138 142,403
5.88% , 03/15/33 ................... 472 483,814
5.75% , 09/15/33 ................... 51 51,956
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 ................... 183 187,743
7.50% , 09/01/31 ................... 380 394,468
6.25% , 10/01/33 ................... 443 441,042
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
.. 945 962,456
Lottomatica Group SpA, 4.88%, 01/31/31
(c)
... EUR 862 1,025,133
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 368 287,463
Melco Resorts Finance Ltd.
(b)
5.75% , 07/21/28 ................... 200 199,700
5.38% , 12/04/29 ................... 1,088 1,068,144
7.63% , 04/17/32 ................... 1,114 1,173,042
6.50% , 09/24/33 ................... 686 687,626
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................. 600 502,767
MGM Resorts International, 6.13%, 09/15/29 .. 512 521,270
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 406 394,096
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
...................... 316 328,050
Motion Bondco DAC, 6.63%, 11/15/27
(b)
..... 204 197,446
Motion Finco SARL, 7.38%, 06/15/30
(c)
...... EUR 1,285 1,315,265
NCL Corp. Ltd.
(b)
5.88% , 01/15/31 ................... USD 92 91,956
6.75% , 02/01/32 ................... 666 684,356
6.25% , 09/15/33 ................... 1,303 1,317,879
Pinnacle Bidco plc
(c)
8.25% , 10/11/28 ................... EUR 376 452,395
10.00% , 10/11/28 .................. GBP 1,379 1,906,485
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 ................... USD 270 163,350
5.88% , 09/01/31 ................... 342 189,810
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(b)
...................... 188 189,992
Rivers Enterprise Lender LLC, 6.25%, 10/15/30
(b)
256 258,087

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 ................... USD 163 $ 163,883
10.75% , 11/15/29 .................. 415 394,250
11.13% , 07/15/30 .................. 605 571,725
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
295 269,464
Station Casinos LLC
(b)
4.50% , 02/15/28 ................... 519 510,871
4.63% , 12/01/31 ................... 60 56,359
6.63% , 03/15/32 ................... 538 546,805
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 8.66% ,
07/31/29
(a)
..................... EUR 924 1,049,674
10.75% , 07/31/29 .................. GBP 585 762,237
TUI AG, 5.88%, 03/15/29
(c)
............. EUR 558 666,965
TUI Cruises GmbH
(c)
6.25% , 04/15/29 ................... 1,261 1,515,241
5.00% , 05/15/30 ................... 714 841,427
Vail Resorts, Inc.
(b)
5.63% , 07/15/30 ................... USD 290 293,721
6.50% , 05/15/32 ................... 338 350,960
Viking Cruises Ltd.
(b)
7.00% , 02/15/29 ................... 87 87,492
9.13% , 07/15/31 ................... 835 894,577
5.88% , 10/15/33 ................... 1,109 1,127,372
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
...................... 76 75,925
Voyager Parent LLC, 9.25%, 07/01/32
(b)
..... 472 494,837
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
...................... 279 274,232
Wynn Macau Ltd.
(b)
5.63% , 08/26/28 ................... 2,704 2,699,944
5.13% , 12/15/29 ................... 414 406,445
6.75% , 02/15/34 ................... 847 853,835
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 ................... 112 111,969
7.13% , 02/15/31 ................... 1,388 1,490,536
6.25% , 03/15/33 ................... 845 858,538
62,333,521
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63% , 08/01/29 ................... 294 277,934
4.63% , 04/01/30 ................... 126 118,610
6.88% , 08/01/33 ................... 610 610,534
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 63 62,906
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 ................... 986 945,756
4.88% , 02/15/30 ................... 969 895,224
Century Communities, Inc., 6.63%, 09/15/33
(b)
. 316 315,063
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 115 118,626
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 56 57,261
K. Hovnanian Enterprises, Inc.
(b)
8.00% , 04/01/31 ................... 543 554,787
8.38% , 10/01/33 ................... 594 608,101
LGI Homes, Inc.
(b)
8.75% , 12/15/28 ................... 166 172,639
7.00% , 11/15/32 ................... 273 261,982
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.... 502 486,964
Meritage Homes Corp., 1.75%, 05/15/28
(m)
... 634 631,519
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
. 245 256,948
Newell Brands, Inc., 8.50%, 06/01/28
(b)
...... 257 263,661
Somnigroup International, Inc.
(b)
4.00% , 04/15/29 ................... 298 286,990
3.88% , 10/15/31 ................... 108 99,788
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 197 206,560
Security
Par (000)
Par (000) Value
Household Durables (continued)
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .... USD 363 $ 364,396
7,596,249
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 ... 137 130,148
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(b)
6.30% , 03/15/29 ................... 483 499,156
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15% ,
06/10/55
(a)
..................... 860 902,355
AES Corp. (The)
3.95% , 07/15/30
(b)
.................. 268 259,297
2.45% , 01/15/31 ................... 1,325 1,200,593
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.20%), 7.60% ,
01/15/55
(a)
..................... 308 314,394
Calpine Corp.
(b)
4.50% , 02/15/28 ................... 12 11,971
5.13% , 03/15/28 ................... 4,738 4,737,479
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 ................... 431 428,587
3.75% , 01/15/32 ................... 479 433,746
Colbun SA, 3.15%, 01/19/32
(b)
........... 539 492,344
Lightning Power LLC, 7.25%, 08/15/32
(b)
..... 95 100,630
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (b) (k)
..................... 2,514 2,575,699
XPLR Infrastructure LP
(b)(m)
0.00% , 11/15/25
(n)
.................. 1,000 997,500
2.50% , 06/15/26 ................... 1,506 1,475,880
14,429,631
Industrial Conglomerates — 0.1%
3M Co.
2.38% , 08/26/29 ................... 2,334 2,191,383
5.15% , 03/15/35 ................... 3,792 3,898,765
Honeywell International, Inc.
4.70% , 02/01/30 ................... 1,517 1,547,376
4.95% , 09/01/31 ................... 2,943 3,042,520
Siemens Funding BV, 4.60%, 05/28/30
(b)
..... 3,245 3,303,093
13,983,137
Industrial REITs — 0.0%
Prologis LP
2.25% , 01/15/32 ................... 260 229,471
5.13% , 01/15/34 ................... 255 261,949
5.00% , 03/15/34 ................... 242 246,244
5.00% , 01/31/35 ................... 826 836,408
1,574,072
Insurance — 0.7%
Achmea BV
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 4.78%),
4.63% ........................ EUR 400 460,526
(5-Year EURIBOR ICE Swap Rate + 3.74%),
6.13% ........................ 300 359,913
(5-Year EURIBOR ICE Swap Rate + 3.21%),
5.75% ........................ 625 717,762
Aegon Funding Co. LLC, 5.50%, 04/16/27
(b)
... USD 1,773 1,801,616
Aegon Ltd., (5-Year EUR Swap Annual + 5.21%),
5.63%
(a) (c) (k)
..................... EUR 567 669,472
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 ................... USD 2,437 2,399,963
6.75% , 10/15/27 ................... 3,230 3,242,251
6.75% , 04/15/28 ................... 337 343,119
5.88% , 11/01/29 ................... 1,066 1,063,045

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
7.00% , 01/15/31 ................... USD 944 $ 977,746
7.38% , 10/01/32 ................... 2,037 2,101,779
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 ................... 230 234,448
4.88% , 06/30/29 ................... 900 869,212
Amynta Agency Borrower, Inc., 7.50%,
07/15/33
(b)
...................... 516 531,635
Aon Corp.
2.80% , 05/15/30 ................... 912 857,447
2.60% , 12/02/31 ................... 207 186,123
5.00% , 09/12/32 ................... 525 538,654
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(b)
284 292,520
Ardonagh Finco Ltd.
6.88% , 02/15/31
(c)
.................. EUR 2,310 2,763,590
7.75% , 02/15/31
(b)
.................. USD 2,804 2,932,849
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(b)
3,339 3,484,009
Arthur J Gallagher & Co., 5.15%, 02/15/35 ... 1,235 1,246,971
Athora Netherlands NV, (5-Year EURIBOR ICE
Swap Rate + 4.57%), 6.75%
(a) (c) (k)
........ EUR 863 1,045,112
AXA SA, (5-Year EURIBOR ICE Swap Rate +
3.60%), 5.75%
(a) (c) (k)
................ 400 479,180
BNP Paribas Cardif SA, (5-Year EURIBOR ICE
Swap Rate + 3.37%), 6.00%
(a) (c) (k)
........ 2,400 2,766,360
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a) (c) (k)
..................... GBP 466 514,141
Howden UK Refinance plc
(b)
7.25% , 02/15/31 ................... USD 3,394 3,498,142
8.13% , 02/15/32 ................... 1,475 1,522,359
HUB International Ltd.
(b)
7.25% , 06/15/30 ................... 4,306 4,495,455
7.38% , 01/31/32 ................... 8,103 8,398,130
Jones Deslauriers Insurance Management, Inc.
(b)
8.50% , 03/15/30 ................... 644 676,347
6.88% , 10/01/33 ................... 643 637,052
Just Group plc
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.27%), 5.00%
(a) (c) (k)
.. GBP 750 889,211
Legal & General Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(a) (c) (k)
................ 793 997,373
Marsh & McLennan Cos., Inc.
2.25% , 11/15/30 ................... USD 204 185,612
5.88% , 08/01/33 ................... 370 400,481
Met Tower Global Funding, 5.25%, 04/12/29
(b)
. 2,621 2,714,788
Metropolitan Life Global Funding I
(b)
5.40% , 09/12/28 ................... 400 414,429
3.05% , 06/17/29 ................... 150 144,177
2.95% , 04/09/30 ................... 717 678,486
Nassau Cos. of New York (The), 7.88%,
07/15/30
(b)
...................... 117 119,325
NN Group NV, (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(a) (c) (k)
............... EUR 1,839 2,174,196
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
. USD 5,026 5,194,255
Phoenix Group Holdings plc, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.19%), 8.50%
(a) (c) (k)
......... 600 641,880
Ryan Specialty LLC
(b)
4.38% , 02/01/30 ................... 392 383,211
5.88% , 08/01/32 ................... 614 624,242
Unipol Assicurazioni SpA, 4.90%, 05/23/34
(c)
.. EUR 800 971,379
USI, Inc., 7.50%, 01/15/32
(b)
............ USD 741 767,202
69,407,175
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.0%
Meta Platforms, Inc.
4.88% , 11/15/35 ................... USD 1,015 $ 1,019,488
5.63% , 11/15/55 ................... 630 625,261
5.75% , 11/15/65 ................... 360 356,985
Snap, Inc.
(b)
6.88% , 03/01/33 ................... 1,126 1,151,498
6.88% , 03/15/34 ................... 793 807,192
3,960,424
IT Services — 0.7%
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(c)
...................... EUR 1,959 2,289,290
Atos SE
(c)(d)
9.00% , 12/18/29 ................... 2,177 2,867,767
5.00% , 12/18/30 ................... 1,661 1,874,019
1.00% , 12/18/32 ................... 2,104 1,385,753
Beignet Investor LLC, 6.58%, 05/30/49
(b)
..... USD 49,164 52,443,603
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.... 1,366 1,359,170
Cablevision Lightpath LLC
(b)
3.88% , 09/15/27 ................... 693 678,900
5.63% , 09/15/28 ................... 311 307,823
Cedacri SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
6.66% , 05/15/28 ................. EUR 865 1,000,189
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
7.54% , 05/15/28 ................. 1,876 2,179,735
CoreWeave, Inc., 9.25%, 06/01/30
(b)
....... USD 444 448,318
Engineering - Ingegneria Informatica - SpA,
8.63%, 02/15/30
(c)
................. EUR 329 405,674
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 1,638 1,708,008
ION Platform Finance US, Inc.
(b)
4.63% , 05/01/28 ................... 250 238,213
5.00% , 05/01/28 ................... 563 525,232
5.75% , 05/15/28 ................... 1,299 1,240,470
8.75% , 05/01/29 ................... 200 203,515
9.50% , 05/30/29 ................... 200 204,369
9.00% , 08/01/29 ................... 200 202,466
Twilio, Inc.
3.63% , 03/15/29 ................... 160 153,685
3.88% , 03/15/31 ................... 139 131,557
71,847,756
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 .................. 201 189,493
Fortrea Holdings, Inc., 7.50%, 07/01/30 ..... 204 195,848
385,341
Machinery — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33
(b)
... 589 609,577
ATS Corp., 4.13%, 12/15/28
(b)
........... 314 303,483
Chart Industries, Inc.
(b)
7.50% , 01/01/30 ................... 297 309,742
9.50% , 01/01/31 ................... 398 426,180
Daimler Truck Finance North America LLC,
3.65%, 04/07/27
(b)
................. 336 333,495
Enpro, Inc., 6.13%, 06/01/33
(b)
........... 249 254,719
Esab Corp., 6.25%, 04/15/29
(b)
........... 292 298,822
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(b)
...................... 272 240,040
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
...................... 2,022 2,089,011
IMA Industria Macchine Automatiche SpA, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.78%,
04/15/29
(a) (c)
..................... EUR 3,178 3,687,406
Ingersoll Rand, Inc., 5.70%, 08/14/33 ....... USD 586 623,441
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
.. 143 150,286

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Otis Worldwide Corp.
2.57% , 02/15/30 ................... USD 337 $ 314,644
5.13% , 11/19/31 ................... 153 158,565
Terex Corp., 6.25%, 10/15/32
(b)
.......... 470 476,671
TK Elevator Midco GmbH
4.38% , 07/15/27
(c)
.................. EUR 1,341 1,548,199
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 2,512 2,509,104
Wabash National Corp., 4.50%, 10/15/28
(b)
... 214 188,602
14,521,987
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
......... 1,890 1,903,861
Media — 0.8%
Cable One, Inc.
(m)
0.00% , 03/15/26
(n)
.................. 219 213,306
1.13% , 03/15/28 ................... 85 71,612
Charter Communications Operating LLC
2.80% , 04/01/31 ................... 12,118 10,869,225
2.30% , 02/01/32 ................... 2,482 2,118,019
6.55% , 06/01/34 ................... 5,490 5,777,774
Clear Channel Outdoor Holdings, Inc.
(b)
7.75% , 04/15/28 ................... 352 349,335
7.50% , 06/01/29 ................... 1,061 1,041,104
7.88% , 04/01/30 ................... 2,754 2,887,203
7.13% , 02/15/31 ................... 1,253 1,292,166
7.50% , 03/15/33 ................... 2,554 2,670,626
CMG Media Corp., 8.88%, 06/18/29
(b)
...... 404 353,334
Comcast Corp.
2.65% , 02/01/30 ................... 562 526,139
3.40% , 04/01/30 ................... 1,179 1,139,409
4.25% , 10/15/30 ................... 132 131,885
1.95% , 01/15/31 ................... 685 606,434
1.50% , 02/15/31 ................... 223 192,763
Cox Communications, Inc., 5.45%, 09/01/34
(b)
. 3,310 3,273,776
CSC Holdings LLC
(b)
5.50% , 04/15/27 ................... 2,793 2,591,581
5.38% , 02/01/28 ................... 800 663,418
11.25% , 05/15/28 .................. 1,107 971,263
11.75% , 01/31/29 .................. 389 307,295
DirecTV Financing LLC
(b)
5.88% , 08/15/27 ................... 919 919,043
8.88% , 02/01/30 ................... 886 880,754
10.00% , 02/15/31 .................. 1,214 1,209,003
Discovery Communications LLC, 3.95%,
03/20/28 ....................... 2,080 2,038,089
DISH DBS Corp.
(b)
5.25% , 12/01/26 ................... 1,473 1,449,306
5.75% , 12/01/28 ................... 1,002 962,789
DISH Network Corp., 11.75%, 11/15/27
(b)
.... 3,571 3,759,488
EchoStar Corp.
10.75% , 11/30/29 .................. 2,378 2,617,512
6.75% , ( 6.75 % Cash or 6.75 % PIK),
11/30/30
(j)
...................... 3,598 3,607,814
Gray Media, Inc.
(b)
10.50% , 07/15/29 .................. 256 275,873
9.63% , 07/15/32 ................... 852 856,197
7.25% , 08/15/33 ................... 1,038 1,016,273
Interpublic Group of Cos., Inc. (The)
4.65% , 10/01/28 ................... 289 289,340
4.75% , 03/30/30 ................... 732 735,758
2.40% , 03/01/31 ................... 543 485,634
Lamar Media Corp., 5.38%, 11/01/33
(b)
...... 383 379,174
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
...................... 670 419,078
Security
Par (000)
Par (000) Value
Media (continued)
Midcontinent Communications, 8.00%,
08/15/32
(b)
...................... USD 876 $ 892,286
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
... 567 559,912
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 ................... 103 102,586
4.25% , 01/15/29 ................... 155 149,684
4.63% , 03/15/30 ................... 1,001 966,964
7.38% , 02/15/31 ................... 145 153,173
Paramount Global
4.95% , 01/15/31 ................... 441 432,436
4.20% , 05/19/32 ................... 447 413,491
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.00%), 6.38% ,
03/30/62
(a)
..................... 386 380,226
SES SA
(c)
4.13% , 06/24/30 ................... EUR 250 297,274
4.88% , 06/24/33 ................... 375 455,117
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
USD 1,301 1,325,836
Sirius XM Radio LLC
(b)
3.13% , 09/01/26 ................... 532 527,665
4.00% , 07/15/28 ................... 191 185,637
Stagwell Global LLC, 5.63%, 08/15/29
(b)
..... 608 579,295
Summer BC Holdco B SARL
(c)
5.88% , 02/15/30 ................... EUR 974 1,075,002
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.29% , 02/15/30
(a)
................ 700 779,628
Sunrise FinCo. I BV
4.88% , 07/15/31
(b)
.................. USD 1,192 1,135,571
4.63% , 05/15/32
(c)
.................. EUR 1,055 1,232,501
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a) (c) (j)
........... 1,392 1,075,398
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................. USD 400 397,965
Univision Communications, Inc.
(b)
8.00% , 08/15/28 ................... 2,374 2,443,900
8.50% , 07/31/31 ................... 737 753,807
9.38% , 08/01/32 ................... 995 1,050,295
Versant Media Group, Inc., 7.25%, 01/30/31
(b)
. 357 363,900
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(c)
................. GBP 752 1,004,077
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
................. 1,446 1,848,434
VZ Secured Financing BV, 5.25%, 01/15/33
(c)
.. EUR 1,725 1,991,546
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
...... USD 200 176,976
Ziggo BV
2.88% , 01/15/30
(c)
.................. EUR 276 301,940
4.88% , 01/15/30
(b)
.................. USD 200 188,770
83,190,084
Metals & Mining — 0.4%
Anglo American Capital plc, 5.75%, 04/05/34
(b)
. 1,449 1,521,247
AngloGold Ashanti Holdings plc, 3.75%, 10/01/30 840 801,041
Antofagasta plc, 2.38%, 10/14/30
(b)
........ 674 611,594
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 ................... 1,091 1,159,023
11.50% , 10/01/31 .................. 1,202 1,335,923
Big River Steel LLC, 6.63%, 01/31/29
(b)
..... 1,671 1,673,809
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(b)
..... 442 453,892
Constellium SE
(b)
5.63% , 06/15/28 ................... 250 249,467
3.75% , 04/15/29 ................... 1,588 1,516,181
6.38% , 08/15/32 ................... 1,320 1,357,665
CSN Resources SA
(c)
8.88% , 12/05/30 ................... 320 303,200
4.63% , 06/10/31 ................... 388 303,765
ERO Copper Corp., 6.50%, 02/15/30
(b)
...... 689 684,487

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
First Quantum Minerals Ltd.
(b)
9.38% , 03/01/29 ................... USD 1,070 $ 1,129,802
8.00% , 03/01/33 ................... 221 234,260
7.25% , 02/15/34 ................... 698 722,430
Freeport Indonesia PT, 5.32%, 04/14/32
(b)
.... 1,221 1,244,199
Freeport-McMoRan, Inc.
5.00% , 09/01/27 ................... 391 390,916
5.40% , 11/14/34 ................... 191 197,015
Fresnillo plc, 4.25%, 10/02/50
(b)
.......... 616 489,997
Gerdau Trade, Inc., 5.75%, 06/09/35 ....... 612 635,795
Glencore Funding LLC
(b)
6.50% , 10/06/33 ................... 1,787 1,973,830
5.63% , 04/04/34 ................... 2,248 2,344,258
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 ................... 76 75,943
4.50% , 06/01/31 ................... 2,097 2,000,898
5.88% , 03/01/34 ................... 762 759,214
Minera Mexico SA de CV, 5.63%, 02/12/32
(c)
.. 617 640,754
Navoi Mining & Metallurgical Combinat
(b)
6.70% , 10/17/28 ................... 411 427,029
6.95% , 10/17/31 ................... 519 554,681
New Gold, Inc., 6.88%, 04/01/32
(b)
........ 926 968,364
Nexa Resources SA, 6.75%, 04/09/34
(b)
..... 295 313,851
Novelis Corp.
(b)
4.75% , 01/30/30 ................... 439 424,184
6.88% , 01/30/30 ................... 327 339,440
3.88% , 08/15/31 ................... 1,716 1,572,404
6.38% , 08/15/33 ................... 1,536 1,556,237
Rio Tinto Finance USA plc, 5.00%, 03/14/32 .. 1,599 1,648,826
Samarco Mineracao SA, 9.00%, (9.00% Cash or
9.00% PIK), 06/30/31
(c) (j)
............. 642 634,207
Steel Dynamics, Inc.
5.38% , 08/15/34 ................... 3,914 4,063,940
5.25% , 05/15/35 ................... 962 986,799
Stillwater Mining Co., 4.00%, 11/16/26
(c)
..... 621 614,402
Vale Overseas Ltd.
3.75% , 07/08/30 ................... 2,228 2,151,892
6.13% , 06/12/33 ................... 2,035 2,179,750
6.40% , 06/28/54 ................... 575 598,862
Vedanta Resources Finance II plc
(b)
9.48% , 07/24/30 ................... 298 301,725
9.85% , 04/24/33 ................... 384 389,280
Volcan Cia Minera SAA, 8.50%, 10/28/32
(b)
... 649 659,319
45,195,797
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Arbor Realty SR, Inc., 7.88%, 07/15/30 ..... 222 225,900
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 376 368,924
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 368 387,583
6.00% , 04/15/30 ................... 94 96,003
6.50% , 07/01/30 ................... 22 22,881
6.50% , 10/15/30 ................... 1,073 1,116,378
2,217,669
Multi-Utilities — 0.2%
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(a) (c) (k)
................ EUR 643 768,972
Berkshire Hathaway Energy Co.
3.70% , 07/15/30 ................... USD 444 435,242
1.65% , 05/15/31 ................... 668 579,619
CenterPoint Energy, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85% , 02/15/55 ................. 412 441,302
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00% , 02/15/55 ................. USD 1,083 $ 1,131,982
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 6.70% ,
05/15/55 ...................... 284 293,449
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.22%), 5.95% ,
04/01/56 ...................... 2,445 2,460,584
Consumers Energy Co.
4.60% , 05/30/29 ................... 751 763,401
4.70% , 01/15/30 ................... 258 263,667
Dominion Energy, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54 ................. 290 316,768
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.21%), 6.63% ,
05/15/55 ...................... 85 88,621
NiSource, Inc.
5.25% , 03/30/28 ................... 500 512,531
1.70% , 02/15/31 ................... 1,100 956,796
5.40% , 06/30/33 ................... 660 684,089
5.35% , 04/01/34 ................... 462 475,113
San Diego Gas & Electric Co.
4.95% , 08/15/28 ................... 150 153,478
Series VVV , 1.70% , 10/01/30 ........... 186 164,502
Sempra
3.40% , 02/01/28 ................... 137 134,474
3.70% , 04/01/29 ................... 1,058 1,038,228
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.79%), 6.88% ,
10/01/54
(a)
..................... 3,730 3,859,700
Veolia Environnement SA, (5-Year EURIBOR ICE
Swap Rate + 1.84%), 4.32%
(a) (c) (k)
........ EUR 500 579,973
16,102,491
Office REITs — 0.0%
Alstria Office AG, 4.25%, 10/15/29
(c)
....... 500 568,429
Oil, Gas & Consumable Fuels — 1.3%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... USD 411 426,395
Antero Midstream Partners LP, 6.63%, 02/01/32
(b)
297 307,479
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 ................... 179 210,939
5.88% , 06/30/29 ................... 435 433,725
6.63% , 07/15/33 ................... 264 268,720
Azule Energy Finance plc, 8.13%, 01/23/30
(b)
.. 521 523,605
Baytex Energy Corp., 7.38%, 03/15/32
(b)
..... 209 205,799
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 ................... 246 255,203
7.25% , 07/15/32 ................... 198 207,918
Buckeye Partners LP
6.88% , 07/01/29
(b)
.................. 22 22,784
6.75% , 02/01/30
(b)
.................. 98 102,281
5.85% , 11/15/43 ................... 249 233,631
5.60% , 10/15/44 ................... 194 178,880
Caturus Energy LLC, 8.50%, 02/15/30
(b)
..... 1,338 1,363,880
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 1,862 1,881,059
3.70% , 11/15/29 ................... 547 532,520
Cheniere Energy Partners LP
4.00% , 03/01/31 ................... 3,767 3,637,121
5.95% , 06/30/33 ................... 302 318,711
5.75% , 08/15/34 ................... 1,051 1,092,438
5.55% , 10/30/35
(b)
.................. 385 393,991
Cheniere Energy, Inc., 5.65%, 04/15/34 ..... 3,057 3,161,844

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Chord Energy Corp., 6.75%, 03/15/33
(b)
..... USD 124 $ 126,626
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... 472 490,831
Civitas Resources, Inc.
(b)
8.38% , 07/01/28 ................... 254 262,442
8.75% , 07/01/31 ................... 333 342,342
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
425 406,811
CNX Resources Corp., 7.25%, 03/01/32
(b)
.... 128 133,459
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 ................... 818 810,741
5.88% , 01/15/30 ................... 245 233,169
Coterra Energy, Inc.
3.90% , 05/15/27 ................... 326 324,431
5.60% , 03/15/34 ................... 239 244,738
CQP Holdco LP, 5.50%, 06/15/31
(b)
........ 1,898 1,877,834
Crescent Energy Finance LLC
(b)
7.63% , 04/01/32 ................... 393 381,031
7.38% , 01/15/33 ................... 1,055 996,430
8.38% , 01/15/34 ................... 350 342,324
DCP Midstream Operating LP
8.13% , 08/16/30 ................... 635 730,937
3.25% , 02/15/32 ................... 4,146 3,790,082
Delek Logistics Partners LP, 7.38%, 06/30/33
(b)
. 454 460,589
Diamondback Energy, Inc.
3.13% , 03/24/31 ................... 2,302 2,139,927
5.40% , 04/18/34 ................... 2,300 2,344,729
EIG Pearl Holdings SARL
(b)
3.55% , 08/31/36 ................... 1,842 1,709,035
4.39% , 11/30/46 ................... 1,166 973,610
Enbridge, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54 ...................... 174 185,836
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55 ...................... 273 290,089
Series 20-A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
5.75% , 07/15/80 ................. 2,426 2,442,439
Energean plc
5.63% , 05/12/31
(b)
.................. EUR 213 246,553
5.63% , 05/12/31
(c)
.................. 550 636,595
Energy Transfer LP
6.10% , 12/01/28 ................... USD 983 1,032,490
3.75% , 05/15/30 ................... 335 325,028
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(a) (k)
...................... 3,040 3,127,644
5.60% , 09/01/34 ................... 4,208 4,328,242
5.70% , 04/01/35 ................... 250 257,639
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54
(a)
..................... 756 807,044
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54
(a)
..................... 332 343,119
Eni SpA, (5-Year EUR Swap Annual + 2.08%),
4.50%
(a) (c) (k)
..................... EUR 1,325 1,569,337
Enterprise Products Operating LLC, Series E,
(3-mo. CME Term SOFR + 3.29%), 5.25%,
08/16/77
(a)
...................... USD 2,451 2,444,333
EQT Corp.
3.13% , 05/15/26
(b)
.................. 785 777,817
5.00% , 01/15/29 ................... 165 167,002
4.75% , 01/15/31 ................... 3,749 3,752,442
3.63% , 05/15/31
(b)
.................. 1,323 1,238,172
5.75% , 02/01/34 ................... 4,734 4,955,286
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Expand Energy Corp.
5.38% , 02/01/29 ................... USD 4,954 $ 4,956,065
5.88% , 02/01/29
(b)
.................. 875 877,121
6.75% , 04/15/29
(b)
.................. 672 677,488
5.38% , 03/15/30 ................... 6,967 7,069,723
4.75% , 02/01/32 ................... 1,449 1,422,453
5.70% , 01/15/35 ................... 913 939,843
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
...................... 602 513,247
Genesis Energy LP
7.75% , 02/01/28 ................... 239 240,489
7.88% , 05/15/32 ................... 331 340,926
8.00% , 05/15/33 ................... 46 47,509
Global Partners LP, 7.13%, 07/01/33
(b)
...... 194 196,747
Greenko Wind Projects Mauritius Ltd., 7.25%,
09/27/28
(b)
...................... 200 202,880
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
...................... 197 201,140
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
... 124 128,505
Hess Midstream Operations LP
(b)
6.50% , 06/01/29 ................... 212 219,675
4.25% , 02/15/30 ................... 174 169,473
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 ................... 143 143,240
5.75% , 02/01/29 ................... 621 609,392
6.25% , 04/15/32 ................... 44 41,774
8.38% , 11/01/33 ................... 448 463,433
6.88% , 05/15/34 ................... 905 859,747
7.25% , 02/15/35 ................... 84 80,915
Howard Midstream Energy Partners LLC
(b)
7.38% , 07/15/32 ................... 87 91,164
6.63% , 01/15/34 ................... 917 944,982
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(c)
EUR 794 929,138
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... USD 1,125 1,089,644
KazMunayGas National Co. JSC, 5.75%,
04/19/47
(c)
...................... 282 266,544
Kinder Morgan, Inc.
5.10% , 08/01/29 ................... 449 461,130
5.20% , 06/01/33 ................... 649 664,792
5.40% , 02/01/34 ................... 1,201 1,235,853
Kinetik Holdings LP
(b)
6.63% , 12/15/28 ................... 116 119,141
5.88% , 06/15/30 ................... 62 62,463
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
...................... 155 157,155
Matador Resources Co.
(b)
6.88% , 04/15/28 ................... 359 365,840
6.50% , 04/15/32 ................... 685 691,312
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/30
(b)
250 264,812
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
388 406,189
Murphy Oil Corp., 5.88%, 12/01/42
(d)
....... 58 49,370
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 ................... 305 312,227
8.38% , 02/15/32 ................... 748 764,839
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(b)
... 811 789,916
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
...................... 190 193,622
Parkland Corp., 6.63%, 08/15/32
(b)
........ 194 198,056
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.... 258 259,168
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 ................... 927 939,768
7.00% , 01/15/32 ................... 533 552,962
6.25% , 02/01/33 ................... 629 639,964
Pertamina Persero PT, 6.45%, 05/30/44
(b)
.... 598 646,271
Petrobras Global Finance BV, 6.75%, 01/27/41 . 1,260 1,284,318

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos, 7.50%, 03/20/26
(b)
..... USD 1,193 $ 1,187,035
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
... 605 646,594
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
...... 300 307,913
PRIO Luxembourg Holding SARL, 6.75%,
10/15/30
(b)
...................... 646 633,322
Raizen Fuels Finance SA
(b)
6.45% , 03/05/34 ................... 839 711,577
6.95% , 03/05/54 ................... 341 263,337
Repsol E&P Capital Markets US LLC, 4.81%,
09/16/28
(b)
...................... 955 957,273
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
...................... 162 160,608
Sabine Pass Liquefaction LLC
5.88% , 06/30/26 ................... 47 47,108
5.00% , 03/15/27 ................... 142 142,818
4.50% , 05/15/30 ................... 462 463,639
Sunoco LP
(b)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.23%), 7.88%
(a) (k)
.. 2,766 2,808,873
5.63% , 03/15/31 ................... 225 225,145
6.25% , 07/01/33 ................... 203 207,287
5.88% , 03/15/34 ................... 229 228,962
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 ................... 283 281,294
7.38% , 02/15/29 ................... 317 326,350
6.00% , 09/01/31 ................... 104 102,247
Targa Resources Corp.
6.13% , 03/15/33 ................... 136 144,949
6.50% , 03/30/34 ................... 27 29,473
5.50% , 02/15/35 ................... 556 566,074
5.55% , 08/15/35 ................... 37 37,784
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
...................... 650 630,137
Transcanada Trust, Series 16-A, 5.88%,
08/15/76
(a)
...................... 2,437 2,437,129
TransMontaigne Partners LLC, 8.50%, 06/15/30
(b)
64 66,954
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (c)
...... EUR 1,078 1,379,164
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 ................... USD 3,927 4,226,485
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a) (k)
.. 5,050 4,720,062
8.38% , 06/01/31 ................... 1,099 1,128,273
9.88% , 02/01/32 ................... 1,677 1,791,291
Venture Global Plaquemines LNG LLC
(b)
7.50% , 05/01/33 ................... 456 501,463
6.50% , 01/15/34 ................... 1,989 2,083,384
7.75% , 05/01/35 ................... 569 642,067
6.75% , 01/15/36 ................... 2,061 2,182,828
Viper Energy Partners LLC, 4.90%, 08/01/30 .. 1,155 1,163,073
Vital Energy, Inc.
7.75% , 07/31/29
(b)
.................. 134 131,741
9.75% , 10/15/30 ................... 152 156,281
7.88% , 04/15/32
(b)
.................. 520 492,106
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 347 346,291
Williams Cos., Inc. (The), 5.30%, 08/15/28 ... 237 244,023
Wintershall Dea Finance 2 BV, (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(a) (c) (k)
..... EUR 1,321 1,577,177
134,970,164
Paper & Forest Products — 0.1%
Fedrigoni SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.00% , 01/15/30
(a)
................ 367 415,245
6.13% , 06/15/31 ................... 1,011 1,134,811
Security
Par (000)
Par (000) Value
Paper & Forest Products (continued)
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
...................... USD 570 $ 600,466
Magnera Corp., 7.25%, 11/15/31
(b)
........ 144 124,338
Sappi Papier Holding GmbH, 4.50%, 03/15/32
(c)
EUR 1,760 1,983,473
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32 ....................... USD 879 787,540
WEPA Hygieneprodukte GmbH, 5.63%,
01/15/31
(c)
...................... EUR 742 894,123
5,939,996
Passenger Airlines — 0.1%
Air France-KLM, (5-Year EURIBOR ICE Swap
Rate + 3.58%), 5.75%
(a) (c) (k)
........... 600 709,255
American Airlines, Inc.
(b)
5.75% , 04/20/29 ................... USD 46 45,907
8.50% , 05/15/29 ................... 291 303,595
AS Mileage Plan IP Ltd., 5.31%, 10/20/31
(b)
... 2,106 2,096,219
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a) (c)
.. EUR 2,100 2,533,121
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... USD 361 354,825
Latam Airlines Group SA, 7.88%, 04/15/30
(b)
.. 310 319,997
OneSky Flight LLC, 8.88%, 12/15/29
(b)
...... 253 268,476
United Airlines Pass-Through Trust
Series 2020-1 , Class A , 5.88% , 10/15/27 ... —
(o)
1
Series 2024-1 , Class A , 5.88% , 02/15/37 ... 1,850 1,892,579
8,523,975
Personal Care Products — 0.0%
Opal Bidco SAS
5.50% , 03/31/32
(c)
.................. EUR 1,333 1,594,395
6.50% , 03/31/32
(b)
.................. USD 1,098 1,130,884
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 675 680,698
3,405,977
Pharmaceuticals — 0.5%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... 5,200 5,435,610
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
269 282,031
Astrazeneca Finance LLC, 4.90%, 02/26/31 ... 37 38,279
Bausch Health Cos., Inc.
(b)
4.88% , 06/01/28 ................... 256 232,960
11.00% , 09/30/28 .................. 1,724 1,807,166
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%), 4.50% ,
03/25/82 ...................... EUR 1,500 1,748,254
Series NC5 , (5-Year EUR Swap Annual +
3.43%), 6.63% , 09/25/83 ........... 200 246,809
(5-Year EUR Swap Annual + 3.90%), 7.00% ,
09/25/83 ...................... 1,400 1,783,403
Bayer Corp., 6.65%, 02/15/28
(b)
.......... USD 826 866,412
Bayer US Finance II LLC, 4.38%, 12/15/28
(b)
.. 1,722 1,715,965
Bayer US Finance LLC, 6.13%, 11/21/26
(b)
... 6,163 6,267,219
Dolcetto Holdco SpA
(c)
5.63% , 07/14/32 ................... EUR 1,148 1,353,342
(3-mo. EURIBOR + 3.63%), 5.64% ,
07/14/32
(a)
..................... 142 164,853
Eli Lilly & Co.
4.90% , 02/12/32 ................... USD 200 206,668
4.70% , 02/09/34 ................... 301 304,533
Nidda Healthcare Holding GmbH
(c)
7.00% , 02/21/30 ................... EUR 2,253 2,702,198
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.28% , 10/15/32
(a)
................ 2,001 2,321,156
Organon & Co., 4.13%, 04/30/28
(b)
........ USD 600 570,850
Pfizer Investment Enterprises Pte. Ltd.
4.65% , 05/19/30 ................... 2,423 2,472,548
4.75% , 05/19/33 ................... 1,000 1,012,102

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.87% , 12/31/29
(a)
................ EUR 366 $ 428,170
6.75% , 12/31/29 ................... 530 644,486
Takeda Pharmaceutical Co. Ltd., 2.05%,
03/31/30 ....................... USD 1,029 937,536
Teva Pharmaceutical Finance Netherlands II BV
4.38% , 05/09/30 ................... EUR 2,085 2,471,468
4.13% , 06/01/31 ................... 541 636,055
7.88% , 09/15/31 ................... 1,452 2,008,378
Teva Pharmaceutical Finance Netherlands III BV
3.15% , 10/01/26 ................... USD 592 582,010
8.13% , 09/15/31 ................... 8,259 9,453,995
6.00% , 12/01/32 ................... 329 342,571
Teva Pharmaceutical Finance Netherlands IV BV,
5.75%, 12/01/30 .................. 2,205 2,265,858
51,302,885
Professional Services — 0.0%
Amentum Holdings, Inc., 7.25%, 08/01/32
(b)
... 93 96,786
CACI International, Inc., 6.38%, 06/15/33
(b)
... 887 922,232
CoreLogic, Inc., 4.50%, 05/01/28
(b)
........ 2,623 2,533,707
KBR, Inc., 4.75%, 09/30/28
(b)
............ 49 48,172
La Financiere Atalian SAS, 8.50%, (8.50% Cash
or 5.00% PIK), 06/30/28
(c) (j)
........... EUR 1,400 524,993
Science Applications International Corp.
(b)
4.88% , 04/01/28 ................... USD 364 361,184
5.88% , 11/01/33 ................... 431 429,733
4,916,807
Real Estate Management & Development — 0.3%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(j)
.............. EUR 3,372 3,953,269
Alexandrite Lake Lux Holdings SARL, 6.75%,
07/30/30
(c)
...................... 1,102 1,302,471
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(c)
.. USD 740 754,800
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ............ 423 426,062
9.75% , 04/15/30
(b)
.................. 210 228,660
Aroundtown Finance SARL
(a)(c)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.49%), 8.63% ..... GBP 515 703,821
(5-Year EURIBOR ICE Swap Rate + 4.51%),
7.13% ........................ EUR 3,301 4,063,995
(5-Year EURIBOR ICE Swap Rate + 3.43%),
5.25% ........................ 2,961 3,349,013
Aroundtown SA, (5-Year EUR Swap Annual +
2.42%), 1.63%
(a) (c) (k)
................ 500 557,587
BRANICKS Group AG, 2.25%, 09/22/26
(c)
.... 900 835,052
Citycon OYJ, (5-Year EURIBOR ICE Swap Rate
+ 4.18%), 3.63%
(a) (c) (k)
............... 658 691,429
Citycon Treasury BV, 5.38%, 07/08/31
(c)
..... 425 489,848
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
...................... USD 566 606,311
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(c) (d)
................ EUR 1,233 1,337,172
Fantasia Holdings Group Co. Ltd.
(c)(e)(l)
15.00% , 12/18/21 .................. USD 1,735 26,025
11.88% , 06/01/24 .................. 1,500 22,500
7.95% , 07/05/24 ................... 1,650 24,750
9.25% , 07/28/24 ................... 3,540 53,100
12.25% , 10/18/24 .................. 3,269 49,035
9.88% , 10/19/24 ................... 2,640 39,600
10.88% , 01/09/25 .................. 1,345 20,175
11.75% , 04/17/25 .................. 2,039 30,585
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
153 156,369
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Grand City Properties SA, (5-Year EUR Swap
Annual + 2.18%), 1.50%
(a) (c) (k)
.......... EUR 1,700 $ 1,919,693
Heimstaden Bostad AB
(a)(c)(k)
(5-Year EUR Swap Annual + 3.91%), 3.38% 1,124 1,290,128
(5-Year EUR Swap Annual + 3.15%), 2.63% 1,725 1,929,813
Howard Hughes Corp. (The)
(b)
4.13% , 02/01/29 ................... USD 149 143,208
4.38% , 02/01/31 ................... 16 15,085
MAF Global Securities Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.54%), 6.38%
(a) (c) (k)
................ 544 543,899
Modernland Overseas Pte. Ltd., 6.00%, (6.00%
Cash or 6.00% PIK), 04/30/27
(c) (j)
........ 1,075 357,280
NE Property BV, 3.88%, 09/30/33
(c)
........ EUR 550 638,338
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30
(c)
. USD 634 635,135
Vivion Investments SARL, 8.25%, (8.25% Cash
or 8.50% PIK), 08/31/28
(c) (j)
........... EUR 2,765 3,175,429
Vonovia SE, Series B, 0.88%, 05/20/32
(c) (m)
... 800 912,609
31,282,246
Residential REITs — 0.0%
American Homes 4 Rent LP
5.50% , 02/01/34 ................... USD 320 330,422
5.50% , 07/15/34 ................... 903 931,855
5.25% , 03/15/35 ................... 187 189,785
AvalonBay Communities, Inc., 5.00%, 02/15/33 493 504,446
Invitation Homes Operating Partnership LP
4.15% , 04/15/32 ................... 561 542,771
5.50% , 08/15/33 ................... 860 895,580
4.88% , 02/01/35 ................... 584 578,128
3,972,987
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
709 698,404
Realty Income Corp.
4.70% , 12/15/28 ................... 400 406,969
5.13% , 02/15/34 ................... 1,237 1,267,333
5.13% , 04/15/35 ................... 410 416,788
Regency Centers LP
5.25% , 01/15/34 ................... 775 798,163
5.10% , 01/15/35 ................... 873 884,152
4,471,809
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 5.88%, 10/01/33
(b)
... 139 141,402
ams-OSRAM AG, 10.50%, 03/30/29
(c)
...... EUR 595 731,785
Analog Devices, Inc., 2.10%, 10/01/31 ...... USD 742 655,209
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $727,000), 6.50%, 03/20/45
(f) (i)
...... 727 780,653
Applied Materials, Inc., 4.60%, 01/15/36 ..... 1,190 1,176,963
Broadcom, Inc.
4.60% , 07/15/30 ................... 2,125 2,156,371
4.20% , 10/15/30 ................... 395 394,257
4.15% , 11/15/30 ................... 2,071 2,060,494
2.45% , 02/15/31 ................... 1,500 1,366,993
4.15% , 04/15/32
(b)
.................. 2,564 2,510,315
3.42% , 04/15/33 ................... 3,526 3,287,913
Foundry JV Holdco LLC
(b)
5.50% , 01/25/31 ................... 420 435,590
5.90% , 01/25/33 ................... 1,520 1,599,961
6.20% , 01/25/37 ................... 1,278 1,359,076
Kioxia Holdings Corp., 6.63%, 07/24/33
(b)
.... 200 208,622
Lam Research Corp.
4.00% , 03/15/29 ................... 200 199,785
1.90% , 06/15/30 ................... 122 110,508
Micron Technology, Inc., 6.05%, 11/01/35 .... 3,953 4,235,153
MKS, Inc., 1.25%, 06/01/30
(m)
........... 681 817,200

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp., 2.85%, 04/01/30 .......... USD 3,121 $ 2,984,398
ON Semiconductor Corp., 0.50%, 03/01/29
(m)
.. 394 365,632
QUALCOMM, Inc., 5.00%, 05/20/35 ....... 2,517 2,567,467
30,145,747
Software — 0.7%
AppLovin Corp., 5.50%, 12/01/34 ......... 4,903 5,035,974
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
.. 7,491 7,333,414
Camelot Finance SA, 4.50%, 11/01/26
(b)
..... 94 93,627
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
... 2,312 2,358,800
Central Parent LLC, 8.00%, 06/15/29
(b)
...... 195 163,232
Central Parent, Inc., 7.25%, 06/15/29
(b)
...... 244 200,427
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 ................... 1,753 1,688,236
4.88% , 07/01/29 ................... 1,672 1,559,782
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 ................... 4,517 4,551,094
9.00% , 09/30/29 ................... 6,903 7,140,049
8.25% , 06/30/32 ................... 3,048 3,202,881
Elastic NV, 4.13%, 07/15/29
(b)
........... 613 590,884
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
.... 1,707 1,727,598
Fair Isaac Corp.
(b)
4.00% , 06/15/28 ................... 259 253,832
6.00% , 05/15/33 ................... 2,312 2,353,376
IPD 3 BV
5.50% , 06/15/31
(c)
.................. EUR 1,524 1,790,134
McAfee Corp., 7.38%, 02/15/30
(b)
......... USD 458 419,272
Oracle Corp.
4.20% , 09/27/29 ................... 920 912,529
2.95% , 04/01/30 ................... 5,387 5,041,777
4.45% , 09/26/30 ................... 2,200 2,181,830
4.80% , 09/26/32 ................... 3,190 3,157,157
SS&C Technologies, Inc., 6.50%, 06/01/32
(b)
.. 963 998,373
Stripe, Inc., (Acquired 09/26/25, cost
$3,500,000), 5.04%, 09/26/30
(f) (i)
........ 3,500 3,513,300
Synopsys, Inc., 5.00%, 04/01/32 .......... 4,598 4,694,739
TeamSystem SpA
(a)(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.53% , 07/31/31 ................. EUR 918 1,061,653
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.28% , 07/01/32 ................. 514 593,944
UKG, Inc., 6.88%, 02/01/31
(b)
............ USD 5,167 5,318,693
VMware LLC, 2.20%, 08/15/31 ........... 2,522 2,230,121
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
706 665,923
70,832,651
Specialized REITs — 0.2%
American Tower Corp.
5.50% , 03/15/28 ................... 1,539 1,583,115
5.80% , 11/15/28 ................... 163 169,940
2.30% , 09/15/31 ................... 883 781,884
5.55% , 07/15/33 ................... 1,300 1,361,092
5.40% , 01/31/35 ................... 3,146 3,240,589
Crown Castle, Inc.
3.65% , 09/01/27 ................... 1,844 1,824,956
5.00% , 01/11/28 ................... 97 98,320
3.80% , 02/15/28 ................... 622 615,140
4.80% , 09/01/28 ................... 41 41,496
5.60% , 06/01/29 ................... 201 208,840
3.10% , 11/15/29 ................... 404 384,256
2.25% , 01/15/31 ................... 43 38,312
5.10% , 05/01/33 ................... 390 394,987
5.80% , 03/01/34 ................... 124 130,596
Equinix, Inc., 3.20%, 11/18/29 ........... 781 748,812
Extra Space Storage LP
4.95% , 01/15/33 ................... 1,865 1,875,222
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
5.40% , 02/01/34 ................... USD 799 $ 821,289
Iron Mountain, Inc.
5.25% , 07/15/30
(b)
.................. 26 25,879
5.63% , 07/15/32
(b)
.................. 1,104 1,103,607
6.25% , 01/15/33
(b)
.................. 258 263,864
4.75% , 01/15/34
(c)
.................. EUR 1,325 1,532,989
4.75% , 01/15/34
(b)
.................. 385 445,434
Millrose Properties, Inc.
(b)
6.38% , 08/01/30 ................... USD 742 751,676
6.25% , 09/15/32 ................... 506 508,419
SBA Communications Corp., 3.13%, 02/01/29 . 251 237,268
19,187,982
Specialty Retail — 0.2%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(b)
.. 258 260,318
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ................... 123 121,989
4.75% , 03/01/30 ................... 89 86,990
5.00% , 02/15/32
(b)
.................. 68 65,480
Bubbles Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.25% , 09/30/31
(a)
................ EUR 686 793,743
6.50% , 09/30/31 ................... 609 722,116
Carvana Co.
(b)(j)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ...................... USD 1,381 1,442,761
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 2,483 2,763,469
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
... GBP 1,759 2,415,124
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
. USD 221 235,538
Dufry One BV
4.50% , 05/23/32
(c)
.................. EUR 640 758,228
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 6.15%, 07/15/31
(a) (c)
...... 1,451 1,679,028
EG Global Finance plc, 12.00%, 11/30/28
(b)
... USD 612 670,331
Global Auto Holdings Ltd., 11.50%, 08/15/29
(b)
. 200 205,069
Goldstory SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.02% , 02/01/30
(a)
................ EUR 396 461,212
6.75% , 02/01/30 ................... 611 729,025
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
.. USD 144 146,881
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
. 212 207,752
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 ................... 137 133,368
8.25% , 08/01/31 ................... 670 704,932
Lithia Motors, Inc., 5.50%, 10/01/30
(b)
....... 317 317,552
Park River Holdings, Inc., 8.00%, 03/15/31
(b)
.. 302 310,892
Staples, Inc., 10.75%, 09/01/29
(b)
......... 199 192,847
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.... 4,890 4,890,047
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(b)
...................... 2,776 2,808,070
23,122,762
Technology Hardware, Storage & Peripherals — 0.0%
Dell International LLC, 4.75%, 10/06/32 ..... 1,920 1,914,524
Hewlett Packard Enterprise Co., 5.00%, 10/15/34 966 955,810
Seagate Data Storage Technology Pte. Ltd.
(b)
8.25% , 12/15/29 ................... 241 256,052
5.88% , 07/15/30 ................... 208 213,107
8.50% , 07/15/31 ................... 926 985,600
4,325,093
Textiles, Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC
5.25% , 07/15/32
(b)
.................. EUR 686 812,702
5.25% , 07/15/32
(c)
.................. 777 920,510

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
10.00% , ( 10.00 % Cash or 10.75 % PIK),
07/15/33
(b) (j)
.................... USD 1,491 $ 1,552,306
Crocs, Inc.
(b)
4.25% , 03/15/29 ................... 415 399,543
4.13% , 08/15/31 ................... 40 36,726
Hanesbrands, Inc., 9.00%, 02/15/31
(b)
...... 43 45,337
Levi Strauss & Co., 4.00%, 08/15/30
(b)
...... EUR 190 222,484
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.78% , 07/01/29
(a) (c)
............... 1,838 2,129,961
SMCP SA, Series SMCP, 4.00%, 10/14/24
(c) (e) (l) (m)
1,300 1,195,610
VF Corp., 4.25%, 03/07/29 ............. 896 1,027,572
8,342,751
Tobacco — 0.2%
Altria Group, Inc., 2.45%, 02/04/32 ........ USD 5,089 4,472,047
BAT Capital Corp.
4.91% , 04/02/30 ................... 388 395,700
6.34% , 08/02/30 ................... 770 829,791
5.83% , 02/20/31 ................... 605 639,975
6.42% , 08/02/33 ................... 1,508 1,658,709
6.00% , 02/20/34 ................... 539 575,337
BAT International Finance plc, 5.93%, 02/02/29 2,086 2,188,965
Philip Morris International, Inc.
4.13% , 04/28/28 ................... 1,410 1,412,670
5.63% , 11/17/29 ................... 1,030 1,080,707
4.38% , 04/30/30 ................... 2,836 2,846,831
4.75% , 11/01/31 ................... 4,143 4,215,308
20,316,040
Trading Companies & Distributors — 0.2%
Aviation Capital Group LLC
(b)
1.95% , 09/20/26 ................... 2,394 2,343,504
4.80% , 10/24/30 ................... 5,245 5,239,844
FTAI Aviation Investors LLC
(b)
5.50% , 05/01/28 ................... 570 570,421
7.88% , 12/01/30 ................... 538 571,754
7.00% , 05/01/31 ................... 2,324 2,435,441
7.00% , 06/15/32 ................... 1,139 1,192,952
5.88% , 04/15/33 ................... 2,122 2,140,391
GATX Corp., 3.50%, 03/15/28 ........... 225 220,621
Herc Holdings, Inc.
(b)
7.00% , 06/15/30 ................... 603 631,147
7.25% , 06/15/33 ................... 1,345 1,418,038
Imola Merger Corp., 4.75%, 05/15/29
(b)
...... 333 328,240
QXO Building Products, Inc., 6.75%, 04/30/32
(b)
1,713 1,773,388
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
...................... 1,242 1,274,739
WESCO Distribution, Inc.
(b)
6.63% , 03/15/32 ................... 70 73,164
6.38% , 03/15/33 ................... 466 486,797
20,700,441
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 3.63%, 04/22/29 ... 1,257 1,228,988
Connect Finco SARL, 9.00%, 09/15/29
(b)
..... 428 453,215
Digicel International Finance Ltd., 8.63%,
08/01/32
(b)
...................... 2,021 2,015,948
Eutelsat SA
(c)
1.50% , 10/13/28 ................... EUR 400 433,479
9.75% , 04/13/29 ................... 1,226 1,513,416
Maya SAS
7.00% , 10/15/28
(b)
.................. USD 369 374,499
5.38% , 04/15/30
(c)
.................. EUR 1,409 1,671,940
6.88% , 04/15/31
(c)
.................. 2,322 2,866,786
8.50% , 04/15/31
(b)
.................. USD 953 1,022,822
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Rogers Communications, Inc.
3.80% , 03/15/32 ................... USD 793 $ 747,343
Series NC5 , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.65%),
7.00% , 04/15/55
(a)
................ 612 639,882
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%), 7.13% ,
04/15/55
(a)
..................... 337 360,696
SoftBank Group Corp.
(c)
5.00% , 04/15/28 ................... EUR 247 291,885
5.38% , 01/08/29 ................... 1,714 2,051,474
5.25% , 10/10/29 ................... 613 731,998
6.88% , 01/10/31 ................... USD 620 632,400
5.88% , 07/10/31 ................... EUR 1,007 1,226,032
5.75% , 07/08/32 ................... 2,164 2,605,653
6.38% , 07/10/33 ................... 1,189 1,460,414
Telefonica Europe BV
(a)(c)(k)
(7-Year EUR Swap Annual + 3.35%), 6.14% 1,200 1,493,359
(EUAMDB08 + 3.12%), 5.75% ......... 700 860,588
T-Mobile USA, Inc.
3.75% , 04/15/27 ................... USD 5 4,972
3.88% , 04/15/30 ................... 2,084 2,041,276
2.55% , 02/15/31 ................... 500 454,752
6.70% , 12/15/33 ................... 543 607,403
Veon Midco BV, 3.38%, 11/25/27
(b)
........ 662 620,686
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(c)
.................. GBP 500 623,474
4.25% , 01/31/31
(b)
.................. USD 800 730,398
4.50% , 07/15/31
(c)
.................. GBP 2,011 2,390,853
4.75% , 07/15/31
(b)
.................. USD 400 370,198
5.63% , 04/15/32
(c)
.................. EUR 1,401 1,644,324
5.63% , 04/15/32
(c)
.................. 100 117,368
7.75% , 04/15/32
(b)
.................. USD 558 578,465
6.75% , 01/15/33
(b)
.................. 463 464,138
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a) (b) (j) (m)
........... 849 752,297
WOM Mobile SA, 12.50%, (12.50% Cash or
12.50% PIK), 04/01/31
(a) (b) (j)
........... 35 33,294
Zegona Finance plc
6.75% , 07/15/29
(c)
.................. EUR 2,492 3,032,822
39,149,537
Total Corporate Bonds — 19 .9%
(Cost: $ 2,067,194,402 ) ............................ 2,100,545,385
Equity-Linked Notes
Aerospace & Defense — 0.1%
(b)(c)
Barclays Bank plc ( AAR Corp. ) ,
16.57% , 11/24/25 .................. 11 2,562,234
Goldman Sachs International ( L3Harris
Technologies, Inc. ) , 17.19% , 12/15/25 ..... USD 11 3,318,418
Morgan Stanley & Co. LLC ( Boeing Co. (The) ) ,
23.43% , 11/10/25 .................. 16 3,215,152
Nomura Holdings, Inc. ( Lockheed Martin Corp. ) ,
21.50% , 12/04/25 .................. 3 1,588,669
Societe Generale SA ( RTX Corp. ) ,
23.21% , 11/13/25 .................. 22 3,605,852
14,290,325
Automobile Components — 0.0%
(b)(c)
Morgan Stanley & Co. LLC ( Aptiv plc ) ,
24.25% , 11/10/25 .................. 31 2,512,025
Royal Bank of Canada ( Lear Corp. ) ,
33.23% , 11/10/25 .................. 13 1,365,735
3,877,760

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles — 0.2%
(b)(c)
Citigroup, Inc. ( Tesla, Inc. ) , 34.69% , 12/17/25 .. USD 19 $ 8,890,141
Mizuho Markets Cayman LP ( General Motors
Co. ) , 24.02% , 12/08/25 ............... 38 2,343,915
Morgan Stanley & Co. LLC ( Tesla, Inc. ) ,
35.33% , 12/05/25 .................. 20 9,063,151
20,297,207
Banks — 0.7%
(b)(c)
Barclays Bank plc ( Banco Santander SA ) ,
17.96% , 12/11/25 .................. EUR 56 5,618,786
BMO Capital Markets Corp. ( BMO Capital
Markets Corp. ) , 26.60% , 11/20/25 ....... USD 55 1,796,787
BNP Paribas SA ( Wells Fargo & Co. ) ,
22.40% , 11/28/25
(a)
................. 94 7,836,707
JPMorgan Structured Products BV ( Bank of
America Corp. ) , 20.72% , 12/10/25 ....... 169 8,955,660
JPMorgan Structured Products BV ( Citigroup,
Inc. ) , 24.16% , 12/10/25 ............... 87 8,810,593
Morgan Stanley & Co. LLC ( Bank of America
Corp. ) , 13.40% , 12/03/25 ............. 170 8,904,278
Nomura Holdings, Inc. ( Citigroup, Inc. ) ,
23.40% , 12/03/25 .................. 89 8,864,107
Royal Bank of Canada ( Citigroup, Inc. ) ,
25.51% , 12/01/25 .................. 86 8,658,133
Societe Generale SA ( Flagstar Bank NA ) ,
29.69% , 11/13/25 .................. 160 1,832,909
Toronto-Dominion Bank (The) ( First Citizens
BancShares, Inc. ) , 19.62% , 12/18/25 ..... 4 7,661,218
68,939,178
Beverages — 0.1%
(b)(c)
JPMorgan Structured Products BV ( Keurig Dr
Pepper, Inc. ) , 21.92% , 12/04/25 ......... 74 2,016,221
Societe Generale SA ( Molson Coors Beverage
Co. ) , 14.08% , 11/07/25 ............... 64 2,804,148
4,820,369
Broadline Retail — 0.2%
(b)(c)
BNP Paribas SA (Amazon.com, Inc.)
21.54% , 11/03/25 .................. 43 9,680,816
20.13% , 12/17/25 .................. 13 2,949,539
JPMorgan Structured Products BV ( PDD
Holdings, Inc. ) , 24.58% , 11/10/25 ........ 14 1,880,325
Societe Generale SA ( Amazon.com, Inc. ) ,
24.04% , 12/22/25 .................. 38 8,535,538
23,046,218
Building Products — 0.1%
(b)(c)
JPMorgan Structured Products BV ( Johnson
Controls International plc ) , 11.38% , 11/06/25 17 1,916,576
Morgan Stanley & Co. LLC ( Fortune Brands
Innovations, Inc. ) , 30.45% , 11/10/25 ...... 76 3,873,017
Societe Generale SA ( Owens Corning ) ,
25.19% , 11/06/25 .................. 25 3,218,317
9,007,910
Capital Markets — 0.3%
(b)(c)
Barclays Bank plc ( Coinbase Global, Inc. ) ,
22.68% , 12/01/25 .................. 2 798,646
Barclays Bank plc ( Robinhood Markets, Inc. ) ,
43.69% , 12/01/25 .................. 8 1,213,557
Morgan Stanley & Co. LLC ( State Street Corp. ) ,
16.91% , 12/17/25 .................. 60 6,894,827
Nomura Holdings, Inc. ( Carlyle Group, Inc.
(The) ) , 30.51% , 12/04/25 ............. 40 2,176,887
Nomura Holdings, Inc. ( MSCI, Inc. ) ,
16.37% , 12/17/25 .................. 7 4,286,113
Royal Bank of Canada ( Intercontinental
Exchange, Inc. ) , 19.39% , 11/24/25 ....... 25 3,751,576
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Royal Bank of Canada ( State Street Corp. ) ,
15.53% , 12/09/25 .................. USD 60 $ 6,930,953
Toronto-Dominion Bank (The) ( Charles Schwab
Corp. (The) ) , 24.35% , 11/13/25 ......... 25 2,324,309
28,376,868
Chemicals — 0.1%
(b)(c)
Citigroup, Inc. ( PPG Industries, Inc. ) ,
22.30% , 12/18/25 .................. 30 2,941,426
Goldman Sachs International ( Axalta Coating
Systems Ltd. ) , 17.94% , 12/18/25 ........ 48 1,366,011
Nomura Holdings, Inc. ( CF Industries Holdings,
Inc. ) , 16.79% , 11/05/25 ............... 28 2,357,649
Royal Bank of Canada ( Air Products and
Chemicals, Inc. ) , 24.36% , 11/20/25 ....... 8 2,041,745
Societe Generale SA ( DuPont de Nemours, Inc. ) ,
16.09% , 11/05/25 .................. 40 3,171,538
11,878,369
Commercial Services & Supplies — 0.2%
(b)(c)
JPMorgan Structured Products BV ( Rentokil
Initial plc ) , 13.22% , 12/11/25 ........... GBP 766 4,199,026
JPMorgan Structured Products BV ( Waste
Management, Inc. ) , 13.20% , 12/16/25 ..... USD 23 4,535,644
Morgan Stanley & Co. LLC ( Cintas Corp. ) ,
10.37% , 12/19/25 .................. 18 3,323,041
Morgan Stanley & Co. LLC ( Rollins, Inc. ) ,
15.57% , 12/09/25 .................. 88 5,020,623
Nomura Holdings, Inc. ( Rollins, Inc. ) ,
16.16% , 12/16/25 .................. 87 4,931,960
22,010,294
Communications Equipment — 0.2%
(b)(c)
Barclays Bank plc ( Arista Networks, Inc. ) ,
32.87% , 11/07/25 .................. 58 8,827,498
JPMorgan Structured Products BV ( Cisco
Systems, Inc. ) , 0.00% , 12/22/25 ......... 64 4,629,385
Royal Bank of Canada ( Cisco Systems, Inc. ) ,
19.13% , 11/26/25 .................. 45 3,211,207
Societe Generale SA ( Cisco Systems, Inc. ) ,
21.14% , 11/03/25 .................. 65 4,469,603
21,137,693
Consumer Finance — 0.3%
(b)(c)
Barclays Bank plc ( Capital One Financial Corp. ) ,
24.54% , 12/03/25 .................. 44 9,630,969
Citigroup, Inc. ( Capital One Financial Corp. ) ,
22.63% , 12/10/25 .................. 44 9,704,376
Morgan Stanley & Co. LLC ( Capital One
Financial Corp. ) , 22.20% , 12/03/25 ....... 43 9,485,694
28,821,039
Consumer Staples Distribution & Retail — 0.7%
(b)(c)
BNP Paribas SA ( Costco Wholesale Corp. ) ,
12.66% , 12/01/25 .................. 9 8,613,637
BNP Paribas SA ( Dollar Tree, Inc. ) ,
29.00% , 11/03/25 .................. 25 2,443,492
JPMorgan Structured Products BV ( Costco
Wholesale Corp. ) , 9.72% , 12/12/25 ....... 16 14,651,795
JPMorgan Structured Products BV (Walmart,
Inc.)
13.13% , 12/03/25 .................. 88 9,011,095
15.51% , 12/10/25 .................. 117 11,892,721
Nomura Holdings, Inc. ( Sysco Corp. ) ,
13.36% , 12/08/25 .................. 20 1,481,991
Nomura Holdings, Inc. ( US Foods Holding Corp. ) ,
8.38% , 11/07/25 ................... 38 2,794,007
Royal Bank of Canada ( Dollar General Corp. ) ,
24.58% , 11/17/25 .................. 45 4,515,246

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Royal Bank of Canada ( Walmart, Inc. ) ,
6.97% , 11/20/25 ................... USD 118 $ 11,906,024
Societe Generale SA ( Target Corp. ) ,
30.77% , 11/19/25 .................. 105 9,508,659
76,818,667
Containers & Packaging — 0.3%
(b)(c)
BNP Paribas SA ( Sealed Air Corp. ) ,
21.46% , 11/28/25
(a)
................. 75 2,519,761
JPMorgan Structured Products BV ( Crown
Holdings, Inc. ) , 14.50% , 12/15/25 ........ 18 1,705,055
JPMorgan Structured Products BV ( Smurfit
WestRock plc ) , 18.81% , 12/11/25 ........ EUR 26 1,490,895
Morgan Stanley & Co. LLC ( Amcor plc ) ,
30.40% , 12/16/25 .................. USD 1,268 9,925,742
Nomura Holdings, Inc. ( Sealed Air Corp. ) ,
30.24% , 11/24/25 .................. 34 1,152,901
Toronto-Dominion Bank (The) ( Amcor plc ) ,
26.06% , 12/01/25 .................. 1,272 9,963,107
26,757,461
Distributors — 0.0%
Societe Generale SA ( Genuine Parts Co. ) ,
16.45% , 12/10/25
(b) (c)
................ 7 952,108
Diversified Consumer Services — 0.0%
Barclays Bank plc ( Bright Horizons Family
Solutions, Inc. ) , 20.51% , 11/05/25
(b) (c)
..... 28 3,042,839
Diversified Telecommunication Services — 0.0%
BNP Paribas SA ( Verizon Communications, Inc. ) ,
23.75% , 11/28/25
(a) (b) (c)
............... 67 2,703,319
Electric Utilities — 0.3%
(b)(c)
Morgan Stanley & Co. LLC ( American Electric
Power Co., Inc. ) , 15.38% , 11/10/25 ....... 15 1,635,889
Morgan Stanley & Co. LLC ( Evergy, Inc. ) ,
18.43% , 11/14/25 .................. 32 2,382,941
Nomura Holdings, Inc. ( Exelon Corp. ) ,
19.86% , 12/04/25 .................. 88 4,069,046
Nomura Holdings, Inc. (FirstEnergy Corp.)
22.47% , 11/26/25 .................. 193 8,890,058
19.79% , 12/05/25 .................. 191 8,803,540
Royal Bank of Canada ( American Electric Power
Co., Inc. ) , 8.05% , 11/06/25 ............ 45 5,089,239
Toronto-Dominion Bank (The) ( PG&E Corp. ) ,
19.21% , 12/15/25 .................. 86 1,374,982
32,245,695
Electrical Equipment — 0.1%
(b)(c)
BNP Paribas SA ( GE Vernova, Inc. ) ,
30.41% , 12/19/25 .................. 3 1,747,229
Nomura Holdings, Inc. ( Regal Rexnord Corp. ) ,
17.78% , 11/05/25 .................. 20 2,798,475
Royal Bank of Canada ( Emerson Electric Co. ) ,
15.69% , 11/05/25 .................. 37 5,048,024
9,593,728
Electronic Equipment, Instruments & Components — 0.1%
(b)(c)
BNP Paribas SA ( TE Connectivity plc ) ,
0.74% , 12/24/25 ................... 3 773,135
Royal Bank of Canada ( Keysight Technologies,
Inc. ) , 19.95% , 12/03/25 ............... 4 639,353
UBS AG ( Amphenol Corp. ) , 19.10% , 12/17/25 . 13 1,855,491
UBS AG ( CDW Corp. ) , 21.20% , 11/24/25 ..... 15 2,412,676
5,680,655
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.2%
(b)(c)
JPMorgan Structured Products BV ( Baker
Hughes Co. ) , 24.43% , 12/10/25 ......... USD 208 $ 10,035,680
Morgan Stanley & Co. LLC ( Baker Hughes Co. ) ,
23.76% , 12/03/25 .................. 215 10,300,073
20,335,753
Entertainment — 0.1%
(b)(c)
BNP Paribas SA ( Netflix, Inc. ) , 0.64% , 12/24/25 1 935,302
JPMorgan Structured Products BV ( Walt Disney
Co. (The) ) , 25.28% , 12/04/25 ........... 7 780,122
Royal Bank of Canada ( Walt Disney Co. (The) ) ,
12.59% , 11/14/25 .................. 42 4,763,280
6,478,704
Financial Services — 0.6%
(b)(c)
Barclays Bank plc ( Voya Financial, Inc. ) ,
24.29% , 11/20/25 .................. 48 3,546,761
BNP Paribas SA ( Apollo Global Management,
Inc. ) , 24.77% , 11/26/25 ............... 6 680,447
BNP Paribas SA ( Visa, Inc. ) , 13.41% , 12/23/25 . 18 6,136,031
JPMorgan Structured Products BV ( Mastercard,
Inc. ) , 14.59% , 12/10/25 ............... 9 4,984,705
JPMorgan Structured Products BV ( Visa, Inc. ) ,
13.09% , 12/16/25 .................. 18 6,288,069
Nomura Bank International plc ( Mastercard, Inc. ) ,
12.25% , 12/19/25 .................. 9 4,889,993
Royal Bank of Canada ( Berkshire Hathaway,
Inc. ) , 9.95% , 12/01/25 ............... 23 11,165,476
Societe Generale SA ( Fidelity National
Information Services, Inc. ) , 30.07% , 11/17/25 98 6,108,297
Societe Generale SA (Global Payments, Inc.)
30.42% , 11/03/25 .................. 18 1,387,054
41.25% , 12/22/25 .................. 16 1,243,302
UBS AG ( Berkshire Hathaway, Inc. ) ,
7.80% , 12/09/25 ................... 23 11,068,464
57,498,599
Food Products — 0.1%
(b)(c)
BNP Paribas SA ( Archer-Daniels-Midland Co. ) ,
15.96% , 11/05/25 .................. 50 3,040,160
Royal Bank of Canada ( Campbell's Co. (The) ) ,
29.23% , 11/20/25 .................. 73 2,238,210
Toronto-Dominion Bank (The) ( Kraft Heinz Co.
(The) ) , 26.72% , 12/15/25 ............. 87 2,163,607
UBS AG ( Lamb Weston Holdings, Inc. ) ,
25.60% , 12/08/25 .................. 42 2,659,235
10,101,212
Ground Transportation — 0.1%
(b)(c)
Barclays Bank plc ( Lyft, Inc. ) , 43.57% , 11/06/25 305 6,247,859
Morgan Stanley & Co. LLC ( CSX Corp. ) ,
24.14% , 11/14/25 .................. 27 926,689
Royal Bank of Canada ( Uber Technologies, Inc. ) ,
21.88% , 12/23/25 .................. 23 2,194,045
Royal Bank of Canada ( Union Pacific Corp. ) ,
13.54% , 11/20/25 .................. 6 1,243,196
10,611,789
Health Care Equipment & Supplies — 0.4%
(b)(c)
JPMorgan Structured Products BV ( Medtronic
plc ) , 9.45% , 11/19/25 ................ 129 11,791,463
Mizuho Markets Cayman LP ( Baxter
International, Inc. ) , 24.52% , 11/28/25 ..... 243 4,577,452
Nomura Holdings, Inc. ( Medtronic plc ) ,
16.18% , 12/08/25 .................. 69 6,300,106
Societe Generale SA (Becton Dickinson & Co.)
22.67% , 11/03/25 .................. 30 5,297,010
13.19% , 11/06/25 .................. 12 2,231,504

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
14.02% , 11/06/25 .................. USD 26 $ 4,695,217
20.81% , 12/22/25 .................. 32 5,700,341
40,593,093
Health Care Providers & Services — 1.3%
(b)(c)
Barclays Bank plc ( Cardinal Health, Inc. ) ,
19.63% , 12/09/25 .................. 42 7,061,942
Barclays Bank plc ( Universal Health Services,
Inc. ) , 19.20% , 12/16/25 ............... 31 6,836,201
BNP Paribas SA ( Labcorp Holdings, Inc. ) ,
16.37% , 11/28/25
(a)
................. 6 1,620,553
Citigroup, Inc. ( HCA Healthcare, Inc. ) ,
14.46% , 12/16/25 .................. 19 8,808,090
Citigroup, Inc. ( Humana, Inc. ) , 33.29% , 11/05/25 40 11,169,950
JPMorgan Structured Products BV ( Cardinal
Health, Inc. ) , 0.00% , 12/22/25 .......... 31 5,776,121
JPMorgan Structured Products BV ( Humana,
Inc. ) , 21.65% , 11/05/25 ............... 9 2,391,250
Mizuho Markets Cayman LP ( Elevance Health,
Inc. ) , 23.90% , 12/15/25 ............... 12 3,973,886
Morgan Stanley & Co. LLC ( Cencora, Inc. ) ,
17.67% , 12/05/25 .................. 29 9,595,820
Morgan Stanley & Co. LLC ( HCA Healthcare,
Inc. ) , 16.77% , 12/05/25 ............... 19 8,559,971
Morgan Stanley & Co. LLC ( Universal Health
Services, Inc. ) , 20.51% , 12/09/25 ........ 31 6,794,401
Nomura Bank International plc ( Cardinal Health,
Inc. ) , 13.08% , 12/19/25 ............... 37 6,987,885
Nomura Holdings, Inc. ( Cardinal Health, Inc. ) ,
23.74% , 11/03/25 .................. 33 5,096,721
Nomura Holdings, Inc. (McKesson Corp.)
10.80% , 11/06/25 .................. 3 1,883,631
18.42% , 12/10/25 .................. 8 6,241,530
Nomura Holdings, Inc. ( UnitedHealth Group,
Inc. ) , 25.42% , 12/16/25 ............... 16 5,534,284
Nomura Holdings, Inc. ( Universal Health
Services, Inc. ) , 17.38% , 12/23/25 ........ 30 6,688,543
Royal Bank of Canada ( CVS Health Corp. ) ,
30.68% , 11/24/25 .................. 112 8,789,336
Royal Bank of Canada ( UnitedHealth Group,
Inc. ) , 26.18% , 12/23/25 ............... 16 5,643,573
Societe Generale SA ( Cencora, Inc. ) ,
19.86% , 11/26/25 .................. 29 9,578,337
Toronto-Dominion Bank (The) ( Centene Corp. ) ,
42.46% , 11/24/25 .................. 20 735,453
UBS AG ( Cencora, Inc. ) , 16.30% , 12/16/25 ... 28 9,523,446
139,290,924
Health Care REITs — 0.0%
UBS AG ( Healthcare Realty Trust, Inc. ) ,
29.90% , 11/20/25
(b) (c)
................ 112 1,977,285
Hotels, Restaurants & Leisure — 0.2%
(b)(c)
Barclays Bank plc ( DoorDash, Inc. ) , % , 12/24/25 4 1,016,470
Barclays Bank plc ( Dutch Bros, Inc. ) ,
32.15% , 11/06/25 .................. 52 2,853,477
BNP Paribas SA ( Domino's Pizza, Inc. ) ,
14.10% , 12/09/25 .................. 16 6,358,049
JPMorgan Structured Products BV ( Carnival
Corp. ) , 39.88% , 11/06/25 ............. 105 3,023,554
Nomura Holdings, Inc. ( Papa John's
International, Inc. ) , 30.00% , 11/07/25 ..... 54 2,682,376
Royal Bank of Canada ( Domino's Pizza, Inc. ) ,
16.65% , 12/19/25 .................. 15 6,152,344
Societe Generale SA ( Yum! Brands, Inc. ) ,
10.40% , 11/05/25 .................. 25 3,391,854
25,478,124
Security
Par (000)
Par (000) Value
Household Durables — 0.0%
JPMorgan Structured Products BV ( Toll Brothers,
Inc. ) , 16.93% , 12/09/25
(b) (c)
............ USD 27 $ 3,620,468
Household Products — 0.0%
HSBC Bank plc ( Henkel AG & Co. KGaA ) ,
17.00% , 11/06/25
(b) (c)
................ EUR 50 4,082,354
Industrial REITs — 0.1%
(b)(c)
JPMorgan Structured Products BV ( STAG
Industrial, Inc. ) , 18.77% , 12/08/25 ....... USD 50 1,885,189
UBS AG ( Rexford Industrial Realty, Inc. ) ,
19.70% , 11/20/25 .................. 70 2,906,532
4,791,721
Insurance — 0.3%
(b)(c)
Goldman Sachs International ( Willis Towers
Watson plc ) , 14.62% , 12/15/25 ......... 10 3,085,061
Nomura Holdings, Inc. ( Fidelity National
Financial, Inc. ) , 19.31% , 11/20/25 ........ 26 1,474,321
Nomura Holdings, Inc. (Hartford Insurance
Group, Inc. (The))
15.41% , 12/05/25 .................. 71 8,839,512
15.92% , 12/17/25 .................. 70 8,630,721
Royal Bank of Canada ( American International
Group, Inc. ) , 15.43% , 11/17/25 .......... 32 2,480,193
Royal Bank of Canada ( Fidelity National
Financial, Inc. ) , 22.26% , 11/24/25 ........ 45 2,513,799
Toronto-Dominion Bank (The) ( Allstate Corp.
(The) ) , 9.18% , 11/05/25 .............. 33 6,403,384
Toronto-Dominion Bank (The) ( Genworth
Financial, Inc. ) , 17.34% , 11/06/25 ........ 281 2,373,187
35,800,178
Interactive Media & Services — 0.7%
(b)(c)
Barclays Bank plc ( Alphabet, Inc. ) ,
23.06% , 12/09/25 .................. 56 15,546,253
Barclays Bank plc ( Match Group, Inc. ) ,
28.32% , 11/06/25 .................. 193 6,271,864
BMO Capital Markets Corp. ( Meta Platforms,
Inc. ) , 20.68% , 11/20/25 ............... 4 2,621,773
BNP Paribas SA ( Meta Platforms, Inc. ) ,
19.16% , 12/23/25 .................. 18 11,520,374
JPMorgan Structured Products BV ( Meta
Platforms, Inc. ) , 20.75% , 12/16/25 ....... 16 10,602,973
Morgan Stanley & Co. LLC (Alphabet, Inc.)
26.90% , 11/14/25 .................. 27 7,087,782
22.86% , 12/17/25 .................. 56 15,813,324
69,464,343
IT Services — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Gartner, Inc. ) ,
19.80% , 11/05/25 .................. 15 3,649,433
Morgan Stanley & Co. LLC ( Accenture plc ) ,
0.00% , 12/19/25 ................... 7 1,696,271
Morgan Stanley & Co. LLC ( Cognizant
Technology Solutions Corp. ) ,
19.85% , 11/10/25 .................. 36 2,554,008
Morgan Stanley & Co. LLC ( International
Business Machines Corp. ) , 28.89% , 12/05/25 10 3,029,771
Royal Bank of Canada ( International Business
Machines Corp. ) , 17.48% , 12/24/25 ...... 10 3,104,821
14,034,304
Leisure Products — 0.0%
Societe Generale SA ( Hasbro, Inc. ) ,
24.50% , 11/17/25
(b) (c)
................ 31 2,384,041

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.2%
(b)(c)
BNP Paribas SA ( Charles River Laboratories
International, Inc. ) , 22.57% , 11/06/25 ..... USD 23 $ 3,925,191
Societe Generale SA ( IQVIA Holdings, Inc. ) ,
25.63% , 11/26/25 .................. 26 5,602,554
UBS AG ( IQVIA Holdings, Inc. ) ,
21.00% , 12/19/25 .................. 26 5,598,687
15,126,432
Machinery — 0.4%
(b)(c)
BNP Paribas SA ( Nordson Corp. ) ,
15.84% , 12/05/25 .................. 18 4,152,321
Morgan Stanley & Co. LLC ( Nordson Corp. ) ,
12.64% , 12/05/25 .................. 15 3,526,487
Nomura Bank International plc ( Otis Worldwide
Corp. ) , 12.31% , 12/19/25 ............. 64 5,892,186
Nomura Holdings, Inc. ( Fortive Corp. ) ,
16.88% , 11/28/25 .................. 39 1,977,256
Royal Bank of Canada ( Nordson Corp. ) ,
14.35% , 11/26/25 .................. 15 3,474,647
Societe Generale SA ( Cummins, Inc. ) ,
14.75% , 11/05/25 .................. 9 3,784,062
Societe Generale SA ( Middleby Corp. (The) ) ,
28.34% , 11/17/25 .................. 14 1,770,048
Societe Generale SA ( Parker-Hannifin Corp. ) ,
16.88% , 11/06/25 .................. 6 4,351,187
UBS AG ( CNH Industrial NV ) , 18.50% , 12/04/25 118 1,227,659
UBS AG ( IDEX Corp. ) , 12.40% , 12/19/25 ..... 11 1,906,066
UBS AG (Nordson Corp.)
13.80% , 12/16/25 .................. 15 3,420,778
14.70% , 12/23/25 .................. 15 3,360,712
UBS AG ( Otis Worldwide Corp. ) ,
19.60% , 12/09/25 .................. 64 5,992,025
44,835,434
Media — 0.3%
(b)(c)
Morgan Stanley & Co. LLC ( Charter
Communications, Inc. ) , 39.22% , 12/03/25 .. 9 2,232,903
Morgan Stanley & Co. LLC ( Comcast Corp. ) ,
22.80% , 11/10/25 .................. 136 3,798,140
Morgan Stanley & Co. LLC ( Omnicom Group,
Inc. ) , 23.24% , 12/17/25 ............... 111 8,352,904
Royal Bank of Canada ( Omnicom Group, Inc. ) ,
16.01% , 12/01/25 .................. 113 8,549,734
Toronto-Dominion Bank (The) ( Omnicom Group,
Inc. ) , 18.19% , 12/05/25 ............... 107 8,163,088
31,096,769
Multi-Utilities — 0.0%
Royal Bank of Canada ( Dominion Energy, Inc. ) ,
14.71% , 11/20/25
(b) (c)
................ 47 2,767,230
Oil, Gas & Consumable Fuels — 0.3%
(b)(c)
Barclays Bank plc ( BP plc ) , 23.11% , 12/11/25 .. GBP 1,169 6,617,138
Barclays Bank plc ( Shell plc ) , 19.06% , 11/24/25 162 5,887,242
BNP Paribas SA ( Exxon Mobil Corp. ) ,
8.47% , 11/03/25 ................... USD 86 9,847,777
Royal Bank of Canada ( Exxon Mobil Corp. ) ,
16.55% , 12/23/25 .................. 64 7,350,130
29,702,287
Pharmaceuticals — 0.1%
(b)(c)
JPMorgan Structured Products BV ( Bayer AG ) ,
27.40% , 11/06/25 .................. EUR 94 2,921,412
UBS AG ( Bristol-Myers Squibb Co. ) ,
38.90% , 11/20/25 .................. USD 51 2,354,586
5,275,998
Security
Par (000)
Par (000) Value
Professional Services — 0.1%
(b)(c)
Barclays Bank plc ( Automatic Data Processing,
Inc. ) , % , 12/23/25 .................. USD 4 $ 1,165,493
Goldman Sachs International ( Maximus, Inc. ) ,
18.77% , 12/15/25 .................. 24 1,976,381
Royal Bank of Canada ( Leidos Holdings, Inc. ) ,
24.09% , 11/20/25 .................. 13 2,352,055
Societe Generale SA ( SS&C Technologies
Holdings, Inc. ) , 16.67% , 11/17/25 ........ 19 1,598,049
UBS AG ( SS&C Technologies Holdings, Inc. ) ,
16.80% , 11/24/25 .................. 68 5,784,787
12,876,765
Real Estate Management & Development — 0.0%
Societe Generale SA ( Zillow Group, Inc. ) ,
23.04% , 11/06/25
(b) (c)
................ 36 2,605,067
Residential REITs — 0.2%
(b)(c)
BNP Paribas SA ( Essex Property Trust, Inc. ) ,
0.63% , 12/24/25 ................... 7 1,655,807
Morgan Stanley & Co. LLC ( Invitation Homes,
Inc. ) , 16.61% , 12/03/25 ............... 231 6,556,761
Societe Generale SA ( AvalonBay Communities,
Inc. ) , 21.56% , 11/13/25 ............... 13 2,209,308
UBS AG ( Invitation Homes, Inc. ) ,
14.40% , 12/10/25 .................. 228 6,477,911
16,899,787
Semiconductors & Semiconductor Equipment — 1.6%
(b)(c)
Barclays Bank plc ( Broadcom, Inc. ) ,
24.81% , 12/17/25 .................. 33 12,199,613
Barclays Bank plc ( Intel Corp. ) , 41.04% , 12/09/25 43 1,720,711
Barclays Bank plc (NVIDIA Corp.)
25.35% , 12/05/25 .................. 135 26,048,748
26.39% , 12/12/25 .................. 130 25,680,169
Barclays Bank plc ( NXP Semiconductors NV ) ,
23.76% , 12/03/25 .................. 3 584,879
BNP Paribas SA ( Lam Research Corp. ) ,
33.49% , 12/19/25 .................. 13 1,988,921
BNP Paribas SA ( Micron Technology, Inc. ) ,
43.18% , 12/17/25 .................. 11 2,480,917
BNP Paribas SA ( Texas Instruments, Inc. ) ,
0.76% , 12/24/25 ................... 10 1,596,535
Citigroup, Inc. ( Advanced Micro Devices, Inc. ) ,
39.25% , 12/17/25 .................. 16 4,328,677
Citigroup, Inc. ( STMicroelectronics NV ) ,
24.20% , 12/18/25 .................. 34 846,959
JPMorgan Structured Products BV ( NXP
Semiconductors NV ) , 23.93% , 12/01/25 ... 3 603,785
Mizuho Markets Cayman LP ( NVIDIA Corp. ) ,
31.87% , 12/08/25 .................. 6 1,153,450
Morgan Stanley & Co. LLC ( Broadcom, Inc. ) ,
26.89% , 12/09/25 .................. 35 12,322,043
Morgan Stanley & Co. LLC ( KLA Corp. ) ,
0.00% , 12/24/25 ................... 1 1,617,769
Morgan Stanley & Co. LLC ( NVIDIA Corp. ) ,
26.52% , 12/19/25 .................. 125 25,520,634
Royal Bank of Canada ( Applied Materials, Inc. ) ,
25.48% , 12/17/25 .................. 8 1,884,402
Royal Bank of Canada ( NVIDIA Corp. ) ,
26.64% , 11/26/25 .................. 137 26,963,661
Royal Bank of Canada ( QUALCOMM, Inc. ) ,
30.87% , 12/23/25 .................. 12 2,079,674
Societe Generale SA ( Analog Devices, Inc. ) ,
15.74% , 11/26/25 .................. 38 8,852,464
Societe Generale SA ( Broadcom, Inc. ) ,
29.36% , 11/26/25 .................. 31 11,555,353
170,029,364

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software — 1.2%
(b)(c)
Barclays Bank plc ( Autodesk, Inc. ) ,
18.21% , 11/26/25 .................. USD 2 $ 712,040
Barclays Bank plc ( Cadence Design Systems,
Inc. ) , % , 12/23/25 .................. 3 1,009,705
Barclays Bank plc ( Fortinet, Inc. ) ,
24.56% , 11/07/25 .................. 36 3,066,784
BNP Paribas SA ( Oracle Corp. ) ,
30.18% , 12/01/25 .................. 19 4,993,139
Citigroup, Inc. (Microsoft Corp.)
17.47% , 12/16/25 .................. 40 21,044,688
19.50% , 12/18/25 .................. 11 5,843,969
JPMorgan Structured Products BV ( Intuit, Inc. ) ,
9.89% , 11/24/25 ................... 14 9,602,273
JPMorgan Structured Products BV ( Palantir
Technologies, Inc. ) , 29.42% , 12/16/25 ..... 24 4,759,409
JPMorgan Structured Products BV ( Salesforce,
Inc. ) , 22.79% , 12/01/25 ............... 11 2,719,872
JPMorgan Structured Products BV ( Workday,
Inc. ) , 23.08% , 12/15/25 ............... 13 3,085,942
Morgan Stanley & Co. LLC ( Microsoft Corp. ) ,
16.58% , 12/05/25 .................. 42 21,620,252
Royal Bank of Canada ( Adobe, Inc. ) ,
23.09% , 12/23/25 .................. 5 1,557,665
Royal Bank of Canada ( Crowdstrike Holdings,
Inc. ) , 26.21% , 12/24/25 ............... 3 1,440,147
Royal Bank of Canada ( Microsoft Corp. ) ,
12.09% , 12/24/25 .................. 42 21,644,334
Royal Bank of Canada ( Palantir Technologies,
Inc. ) , 40.17% , 12/23/25 ............... 24 4,826,584
Royal Bank of Canada ( ServiceNow, Inc. ) ,
25.67% , 12/19/25 .................. 2 2,060,214
Societe Generale SA ( AppLovin Corp. ) ,
36.33% , 11/06/25 .................. 8 4,871,523
Societe Generale SA ( Palo Alto Networks, Inc. ) ,
15.52% , 11/20/25 .................. 67 14,439,611
129,298,151
Specialized REITs — 0.0%
UBS AG ( Crown Castle, Inc. ) ,
17.40% , 12/04/25
(b) (c)
................ 16 1,427,365
Specialty Retail — 0.8%
(b)(c)
BNP Paribas SA ( AutoZone, Inc. ) ,
16.69% , 11/26/25 .................. 2 7,951,804
BNP Paribas SA ( Home Depot, Inc. (The) ) ,
19.34% , 12/10/25 .................. 29 11,012,073
BNP Paribas SA ( O'Reilly Automotive, Inc. ) ,
13.99% , 12/01/25 .................. 88 8,414,118
JPMorgan Structured Products BV ( Home Depot,
Inc. (The) ) , 19.73% , 12/03/25 .......... 29 11,226,704
Morgan Stanley & Co. LLC ( O'Reilly Automotive,
Inc. ) , 15.88% , 12/05/25 ............... 87 8,335,569
Royal Bank of Canada ( AutoZone, Inc. ) ,
10.24% , 12/10/25 .................. 3 10,663,039
Societe Generale SA ( Home Depot, Inc. (The) ) ,
10.66% , 11/19/25 .................. 30 11,506,325
Societe Generale SA ( Lowe's Cos., Inc. ) ,
15.97% , 11/19/25 .................. 24 5,843,901
Societe Generale SA ( TJX Cos., Inc. (The) ) ,
9.13% , 11/19/25 ................... 55 7,727,516
82,681,049
Technology Hardware, Storage & Peripherals — 0.9%
(b)(c)
Barclays Bank plc ( Apple, Inc. ) ,
15.81% , 12/03/25 .................. 79 21,097,808
BNP Paribas SA ( Apple, Inc. ) , 14.16% , 12/10/25 80 21,657,910
Citigroup, Inc. ( Apple, Inc. ) , 14.55% , 12/17/25 . 80 21,505,092
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
Goldman Sachs International ( Western Digital
Corp. ) , 43.49% , 12/18/25 ............. USD 46 $ 6,221,088
HSBC Bank plc ( Hewlett Packard Enterprise
Co. ) , 26.00% , 11/20/25 ............... 113 2,772,700
Royal Bank of Canada ( Apple, Inc. ) ,
20.62% , 11/26/25 .................. 84 21,715,995
UBS AG ( HP, Inc. ) , 23.50% , 12/04/25 ....... 159 4,433,274
99,403,867
Textiles, Apparel & Luxury Goods — 0.0%
(b)(c)
Barclays Bank plc ( Swatch Group AG (The) ) ,
26.54% , 11/24/25 .................. CHF 16 3,127,314
BMO Capital Markets Corp. ( NIKE, Inc. ) ,
29.40% , 11/03/25 .................. USD 11 708,494
3,835,808
Tobacco — 0.0%
Royal Bank of Canada ( British American Tobacco
plc ) , 25.51% , 11/06/25
(b) (c)
............. GBP 62 3,211,578
Trading Companies & Distributors — 0.2%
(b)(c)
Barclays Bank plc ( WESCO International, Inc. ) ,
30.04% , 11/20/25 .................. USD 12 2,603,209
Toronto-Dominion Bank (The) ( Fastenal Co. ) ,
17.68% , 12/01/25 .................. 279 11,589,202
UBS AG ( Fastenal Co. ) , 18.50% , 12/09/25 .... 277 11,494,666
25,687,077
Wireless Telecommunication Services — 0.0%
Goldman Sachs International ( Rogers
Communications, Inc. ) , 18.36% , 12/15/25
(b) (c)
19 729,934
Total Equity-Linked Notes — 14 .5%
(Cost: $ 1,551,456,772 ) ............................ 1,538,330,556
Fixed Rate Loan Interests
Financial Services — 0.3%
(f)
AS HC LP - Note A - Assignment, 1st Lien Term
Loan , 5.75%
,
05/09/30 ............... 17,889 16,758,308
Aspen Owner LLC, 1st Lien Term Loan ,
7.27%
,
02/09/27 ................... 13,200 13,308,565
Houston Center, 1st Lien Term Loan ,
(12-mo. CME Term SOFR + 0.00%),
0.00%
,
09/13/32
(a) (p)
................. 25,237 2
30,066,875
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... 1,736 1,701,423
IT Services — 0.0%
X Corp., 1st Lien Term Loan B3 , 9.50%
,
10/26/29 265 265,620
Software — 0.0%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 ................... 2,515 2,516,945
Total Fixed Rate Loan Interests — 0 .3%
(Cost: $ 34,348,481 ) ............................... 34,550,863

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 6.68%
,
06/24/30 ............. USD 1,501 $ 1,505,366
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.37%
,
05/25/29 ............. 4,564 2,599,971
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.37% 05/25/29 .............. 613 348,991
Bleriot US Bidco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.50%
,
10/31/30 ................... 1,768 1,771,112
Cobham Ultra US Co-Borrower LLC, Facility 1st
Lien Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 8.37%
,
08/03/29 ... 2,004 2,009,001
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.96%
,
10/31/31 ............. 4,791 4,797,176
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.96%
,
10/31/31 ............. 1,822 1,824,564
Goat Holdco LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.71%
,
01/27/32 ................... 680 678,735
Kaman Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 2.50% Floor + 0.50%;
6-mo. CME Term SOFR at 2.50% Floor +
0.50% at 0.50% Floor + 0.00%), 6.54% -
6.70%
,
02/26/32 ................... 1,029 1,031,911
Kaman Corp., Delayed Draw 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.43%
,
02/26/32 ............. 9 9,346
Peraton Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.69%
,
02/01/28 ................... 2,817 2,423,946
Propulsion BC Newco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.74%
,
09/14/29 ............. 276 276,640
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.75%
,
11/06/28 ........ 417 417,908
TransDigm, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.50%
,
08/19/32 ................... 4,942 4,943,087
TransDigm, Inc., 1st Lien Term Loan J , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.50%
,
02/28/31 ................... 10,820 10,831,570
TransDigm, Inc., 1st Lien Term Loan K , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.25%
,
03/22/30 ................... 1,125 1,126,302
TransDigm, Inc., 1st Lien Term Loan L , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.50%
,
01/19/32 ................... 1,201 1,201,530
37,797,156
Automobile Components — 0.2%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.95%
,
02/06/29 ............. 229 211,207
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.46% , 05/06/30 ........... 6,076 6,072,192
Security
Par (000)
Par (000) Value
Automobile Components (continued)
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.71% , 01/28/32 ........... USD 3,005 $ 3,011,581
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 6.31%
,
01/30/32 ............ 933 932,292
Gates Corp., 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.71%
,
06/04/31 ................... 3,742 3,738,379
Gates Global LLC, 1st Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.71%
,
11/16/29 ................... 520 519,402
RealTruck Group, Inc., 1st Lien Term Loan
(q)
01/31/28 ........................ 317 277,657
01/31/28 ........................ 919 810,143
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 9.10% -
9.30%
,
11/17/28 ................... 2,437 2,394,596
17,967,449
Automobiles — 0.0%
(a)
Bombardier Recreational Products, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.21%
,
01/22/31 ........ 892 890,427
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.96%
,
07/02/31
(f)
............. 1,794 1,778,285
2,668,712
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.35% , 01/24/29 ........... 1,324 999,393
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.50% , 01/24/29 ........... 2,554 2,567,457
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 5.10% , 01/24/30 ........... 952 397,179
Sazerac Co., Inc., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.58%
,
06/25/32 ................... 1,762 1,769,982
5,734,011
Biotechnology — 0.0%
Phoenix Newco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.46%
,
11/15/28
(a)
.................. 3,731 3,739,667
Broadline Retail — 0.0%
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.71%
,
03/15/30
(a)
............ 3,643 3,638,601
Building Products — 0.1%
(a)
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
5.71%
,
05/14/29 ................... 226 226,833
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.16%
,
09/08/32 ................... 4,823 4,835,274
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.21%
,
07/08/30 ............. 1,671 1,644,682
CP Iris Holdco I, Inc., 1st Lien Term Loan ,
10/17/32
(q)
....................... 2,252 2,232,228

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.25%
,
08/05/31 ................... USD 4,932 $ 4,762,006
13,701,023
Capital Markets — 0.4%
(a)
AllSpring Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.81%
,
11/01/30 ................... 943 944,046
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , 02/18/31
(q)
.............. 3,663 3,649,199
Aretec Group, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.46%
,
08/09/30 ............. 969 972,139
Ascensus Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.96%
,
08/02/28 ............. 3,098 3,100,007
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.75%
,
12/20/29 ................... 2,962 2,964,589
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.96%
,
11/25/31 .............. 1,993 1,997,988
Chicago US MidCo III LP, 1st Lien Term Loan ,
10/08/32
(f) (q)
....................... 2,710 2,706,913
Citadel Securities Global Holdings LLC, Facility
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 6.16%
,
10/31/31 .. 2,982 2,991,052
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.96%
,
04/07/28 .. 2,478 2,485,889
Focus Financial Partners LLC, 1st Lien Term
Loan B , 09/15/31
(q)
.................. 3,658 3,666,402
Goodarz Holding Co. SARL, Delayed Draw 1st
Lien Term Loan , (1-mo. EURIBOR + 0.00%),
5.13%
,
11/19/30
(f)
.................. EUR 4,033 4,646,046
GTCR Everest Borrower LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.75%
,
09/05/31 ............ USD 759 761,117
Hudson River Trading LLC, 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.78%
,
03/18/30 ............. 730 730,708
ION Platform Finance US, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.75%), 7.69%
,
09/30/32 ............ 5,432 5,314,614
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.96% - 6.20%
,
12/15/31 ........ 4,966 4,916,789
Osaic Holdings, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.16%
,
08/02/32 ................... 3,266 3,270,082
45,117,580
Chemicals — 0.3%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 8.06%
,
11/24/27 ............ 1,749 1,631,004
Chemours Co. LLC, 1st Lien Term Loan B4 ,
10/15/32
(q)
....................... 3,757 3,690,581
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.05%
,
11/01/30 ................... 2,766 2,762,389
Discovery Purchaser Corp., 1st Lien Term Loan ,
10/04/29
(q)
....................... 750 741,858
Security
Par (000)
Par (000) Value
Chemicals (continued)
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.71%
,
12/18/30 ............. USD 2,354 $ 2,366,917
Fortis 333, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.50%
,
03/29/32 ................... 973 937,550
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.71%
,
02/15/30 ................... 1,788 1,793,320
INEOS US Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.21%
,
02/18/30 ............. 627 537,163
INEOS US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.21%
,
10/07/31 ............. 736 588,856
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.03%
,
07/03/28 ............. 2,167 1,921,445
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.97%
,
11/26/31
(f)
............. 1,993 1,992,940
Nouryon Finance BV, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.04%
,
04/03/28 ............. 1,916 1,911,140
Olympus Water US Holding Corp., 1st Lien Term
Loan B , 07/23/32
(q)
.................. 2,456 2,443,720
Olympus Water US Holding Corp., 1st Lien Term
Loan B6 , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.00%
,
06/23/31 ........ 4,108 4,063,419
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 4.25%), 8.29%
,
04/08/31 .. 1,585 1,410,158
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.24%
,
10/09/31 ............. 683 681,546
Solstice Advanced Materials, Inc., 1st Lien Term
Loan B , 10/29/32
(q)
.................. 2,072 2,074,155
Sparta US HoldCo LLC, 1st Lien Term Loan ,
08/02/30
(q)
....................... 3,276 3,154,620
WR Grace Holding LLC, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.00%
,
08/19/32 ............. 1,292 1,283,525
35,986,306
Commercial Services & Supplies — 0.4%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.25%
,
10/24/30 ........ 1,041 1,040,895
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.31%
,
08/20/32 ............. 7,967 7,994,771
Anticimex Global AB, 1st Lien Term Loan B6 ,
(1-day SOFR at 0.50% Floor + 3.40%),
7.76%
,
11/16/28 ................... 1,000 1,003,378
Aramark Services, Inc., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36% - 6.20%
,
06/24/30 ........ 3,863 3,866,205
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.81%
,
09/06/27 ............. 2,098 2,097,896
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.00%
,
04/01/32 ............ 1,322 1,321,869

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.50%),
5.26%
,
09/24/32 ................... USD 1,147 $ 1,150,407
Deep Blue Operating I LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.88%
,
10/01/32 ............. 478 478,899
Garda World Security Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.05%
,
02/01/29 ............. 3,100 3,097,077
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.46%
,
06/02/31 ............ 1,795 1,788,140
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 7.75%
,
10/17/30 ............ 739 740,045
LABL, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
8.94%
,
10/30/28 ................... 2,750 2,064,824
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.75%
,
03/11/32 ................... 4,024 4,032,351
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (6-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.13%
,
10/15/30 ... 745 743,654
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , 03/08/32
(q)
............. 4,445 4,416,777
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.25%
,
06/28/30 ............. 1,565 1,548,854
Reworld Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.27%
,
01/15/31 ............. 615 612,952
Reworld Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.28%
,
11/30/28 .............. 2,178 2,177,889
Reworld Holding Corp., 1st Lien Term Loan C ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.28%
,
11/30/28 .............. 169 168,585
Ryan LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
7.46%
,
11/14/30 ................... 109 108,788
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 9.26%
,
02/15/29 ... 434 409,584
TruGreen LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.06%
,
11/02/27 ................... 536 524,797
41,388,637
Communications Equipment — 0.0%
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.78%
,
10/24/30
(a)
.................. 2,104 2,106,158
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.80%
,
08/01/30 ........ 4,003 3,529,567
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.46%
,
11/03/31 .............. 598 599,226
Legence Holdings LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.16% , 12/15/28 ........... 554 554,070
12/18/31
(q)
....................... 291 291,787
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Pike Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.08%
,
01/21/28 ................... USD 1,963 $ 1,975,067
6,949,717
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.71%
,
01/31/31 ................... 2,987 2,997,302
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
9.96%
,
03/08/29 ................... 568 533,674
Potters Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
6.96%
,
12/14/27 ................... 604 605,500
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.21%
,
04/14/31 ............. 2,295 2,297,724
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.21%
,
03/19/29 ............. 2,036 2,038,026
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.21%
,
02/10/32 ............. 1,995 1,996,751
Standard Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.75%
,
09/22/28 ............. 572 573,029
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , 10/19/29
(q)
.............. 6,274 6,286,105
17,328,111
Consumer Staples Distribution & Retail — 0.0%
(a)
EG America LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.70%
,
02/07/28 ................... 448 450,815
US Foods, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91% , 11/22/28 ............ 826 830,062
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.71% , 10/03/31 ........... 1,064 1,071,610
2,352,487
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 2.75%), 6.80%
,
11/29/30 ............ 5,450 5,468,796
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
3.18%), 7.14% , 04/13/29 ........... 310 309,758
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.21% , 04/01/32 ........... 2,724 2,716,265
Colossus Acquireco LLC, 1st Lien Term Loan ,
(1-day SOFR at 0.00% Floor + 1.75%),
5.87%
,
07/30/32 ................... 2,616 2,602,920
Mauser Packaging Solutions Holding Co., Facility
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.13%
,
04/15/27 .. 1,538 1,538,191
Pregis Topco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.96%
,
02/01/29 ................... 1,218 1,224,975
ProAmpac PG Borrower LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.90% - 8.19%
,
09/15/28 ........ 297 296,705

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Reynolds Consumer Products LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.71%
,
03/04/32 ............ USD 415 $ 415,295
Ring Container Technologies Group LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.50%), 6.46%
,
09/15/32 ... 825 825,000
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.75%
,
09/15/28 ............. 1,701 1,658,907
17,056,812
Distributors — 0.0%
Pai HoldCo, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.71%
,
10/28/27
(a)
.................. 753 626,153
Diversified Consumer Services — 0.1%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.50% Floor + 1.75%), 5.71%
,
08/23/32 ... 2,127 2,133,170
KUEHG Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.75%
,
06/12/30 ................... 729 725,708
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 7.86% -
8.23%
,
08/11/28 ................... 235 230,514
OMNIA Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.36%
,
07/25/30 ............. 1,391 1,391,459
PG Polaris BidCo SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.71%
,
03/26/31 ............. 1,091 1,094,030
Planet US Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.20%
,
02/07/31 ............. 1,163 1,168,316
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.46%
,
01/30/31 ................... 3,107 3,097,813
9,841,010
Diversified REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 2.00% - 6.33%
,
05/18/30
(a)
....... 1,795 1,792,952
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, 1st Lien Term Loan ,
(US Prime Rate at 0.00% Floor + 1.75%),
9.00%
,
01/30/26
(f)
.................. 448 432,274
Level 3 Financing, Inc., 1st Lien Term Loan B4 ,
03/29/32
(q)
....................... 5,534 5,524,316
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 9.96%
,
06/01/28 ............. 394 399,302
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.63%
,
04/16/29 ............. 1,570 1,559,982
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.63%
,
04/15/30 ............. 2,449 2,433,429
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 4.25% Floor + 0.75%;
3-mo. CME Term SOFR at 4.25% Floor +
0.75% at 0.75% Floor + 0.04%), 8.33% -
8.71%
,
09/01/28
(f)
.................. USD 897 $ 829,900
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.58%
,
09/25/29 ................... 4,128 3,214,321
Sunrise Financing Partnership, Facility 1st Lien
Term Loan AAA1 , (12-mo. CME Term SOFR
at 0.00% Floor + 2.50%), 6.26%
,
02/17/32 .. 731 729,172
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.40%
,
01/31/29 ........ 795 793,179
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
03/11/30
(q)
....................... 6,326 6,039,841
21,955,716
Electric Utilities — 0.1%
(a)
NRG Energy, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.03% - 5.73%
,
04/16/31 ............. 5,149 5,159,263
Vistra Operations Co. LLC, 1st Lien Term Loan ,
12/20/30
(q)
....................... 2,607 2,610,599
7,769,862
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 2.00% Floor
+ 6.00%), 9.86%
,
12/21/29
(a)
........... 197 200,088
Electronic Equipment, Instruments & Components — 0.1%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.74%
,
06/20/31
(f)
.................. 2,483 2,492,403
Coherent Corp., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.71%
,
07/02/29 ................... 1,456 1,456,823
CoorsTek, Inc., 1st Lien Term Loan B ,
10/12/32
(f) (q)
....................... 846 841,770
Sanmina Corp., 1st Lien Term Loan B ,
08/06/32
(f) (q)
....................... 1,569 1,569,000
6,359,996
Energy Equipment & Services — 0.0%
(a)
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.71%
,
02/26/32 ................... 638 638,802
Stakeholder Midstream LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.04%
,
01/02/31 ............. 1,039 1,048,091
1,686,893
Entertainment — 0.3%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.58%
,
07/22/30 ............. 2,046 2,041,596
Creative Artists Agency LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.46%
,
10/01/31 ............. 5,231 5,235,735
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
09/30/31
(q)
....................... 5,017 5,018,060
Live Nation Entertainment, Inc., 1st Lien Term
Loan B , (12-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.76%
,
10/21/32
(f)
....... 2,646 2,642,693

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.50%
,
11/13/29 .............. USD 3,264 $ 2,818,087
TKO Worldwide Holdings LLC, 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.04%
,
11/21/31 ........ 5,838 5,849,596
WMG Acquisition Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.95%
,
01/24/31 ............. 5,271 5,267,967
28,873,734
Financial Services — 0.7%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.21%
,
12/21/28 ........ 2,077 2,074,144
ABG Intermediate Holdings 2 LLC, Delayed Draw
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.25%), 6.21%
,
02/13/32 .. 1,038 1,035,484
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.71%
,
07/30/31 ............ 622 622,743
Apex Group Treasury LLC, 1st Lien Term Loan B ,
02/27/32
(q)
....................... 2,643 2,467,558
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.71%
,
01/03/29 ................... 4,337 4,339,750
Belron Finance 2019 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.74%
,
10/16/31 ............. 5,966 5,990,903
Boost Newco Borrower LLC, 1st Lien Term Loan
B2 , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.00%
,
01/31/31 ............. 7,510 7,526,176
Clover Holdings SPV III LLC, 1st Lien Term
Loan , (12-mo. CME Term SOFR + 0.00%),
15.00%
,
12/09/27 .................. 26 26,506
CPI Holdco B LLC, 1st Lien Term Loan
05/19/31
(q)
....................... 1,557 1,555,755
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.96% , 05/19/31 ........... 4,635 4,631,364
CTP-02 Propco LLC, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
7.43%
,
12/06/29
(f)
.................. 5,084 5,081,607
EOC BORROWER LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.96%
,
03/24/32 ............. 5,851 5,873,278
Gryphon Debt Merger Sub, Inc., 1st Lien Term
Loan , (6-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.88%
,
09/13/32 ............ 1,219 1,224,339
Guardian US Holdco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.50%
,
01/31/30 ............. 521 521,021
Hilton Garden Inn, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 0.00%),
7.66%
,
05/31/29
(f)
.................. 8,500 8,402,679
HP LQ Investment LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
0.00%), 7.16%
,
12/09/26
(f)
............. 10,600 10,600,000
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.71%
,
02/17/31 ............. 3,598 3,602,871
Hyperion Refinance SARL, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.46%
,
04/18/30 ............. 282 282,671
Security
Par (000)
Par (000) Value
Financial Services (continued)
Orion US Finco, Inc., 1st Lien Term Loan ,
10/08/32
(q)
....................... USD 1,532 $ 1,538,710
Sotera Health Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.34%
,
05/30/31 ............. 3,797 3,806,194
Summit Acquisition, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.46%
,
10/16/31 ............. 236 235,804
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.71%
,
04/03/28 ................... 432 430,244
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.71%
,
03/05/32 ................... 900 897,098
72,766,899
Food Products — 0.2%
(a)
Chobani LLC, 1st Lien Term Loan B , 10/22/32
(q)
7,144 7,157,431
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.24%
,
09/30/31 ........ 5,218 5,174,217
Froneri US, Inc., Facility 1st Lien Term Loan B6 ,
08/02/32
(q)
....................... 1,510 1,508,883
MP Midco Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.34%
,
03/29/30 ............. 182 183,634
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4 , 11/13/29
(q)
................. 774 772,876
Primo Brands Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.25%
,
03/31/28 ................... 1,597 1,600,813
Utz Quality Foods LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.50%
,
01/29/32 ............. 2,090 2,086,754
Wellness Pet LLC, 1st Lien Term Loan A , (3-mo.
CME Term SOFR at 0.00% Floor + 3.95%),
7.95%
,
12/31/29 ................... 326 256,158
Wellness Pet LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.01%
,
12/31/29 ................... 182 64,841
18,805,607
Gas Utilities — 0.0%
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.46%
,
04/01/32
(a)
........... 899 900,264
Ground Transportation — 0.2%
(a)
CML Project Cold, 1st Lien Term Loan ,
09/01/31
(q)
....................... GBP 2,003 2,630,967
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.75%
,
04/10/31 ............. USD 6,470 6,452,975
Hertz Corp. (The), 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.58%
,
06/30/28 ................... 1,717 1,420,679
Hertz Corp. (The), 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.58%
,
06/30/28 ................... 338 279,627
One Frio HoldCo B.V  - Term Loan (EUR) -
Assignment, 1st Lien Term Loan , 09/01/31
(q)
. EUR 6,594 7,600,358
18,384,606

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.96% , 09/29/28 ........... USD 1,483 $ 1,485,615
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.21% , 01/15/31 ........... 3,090 3,106,512
QuidelOrtho Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.00%
,
08/20/32 ................... 1,184 1,175,487
5,767,614
Health Care Providers & Services — 0.3%
(a)
ACP Tara Holdings, Inc., 1st Lien Term Loan B ,
09/17/32
(f) (q)
....................... 410 411,025
AHP Health Partners, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.21%
,
09/20/32 ............. 292 292,937
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.75% Floor
+ 0.50%; 3-mo. CME Term SOFR at 2.75%
Floor + 0.50% at 0.50% Floor + 0.00%),
6.91% - 7.05%
,
09/29/28 ............. 1,791 1,796,062
CNT Holdings I Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
6.56%
,
11/08/32 ................... 2,413 2,415,912
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.96%
,
07/28/31 ........ 1,003 1,004,624
Ensemble RCM LLC, 1st Lien Term Loan B ,
08/01/29
(q)
....................... 2,404 2,413,003
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.71%
,
11/01/28 .............. 2,921 2,932,197
EyeCare Partners LLC, 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 9.62%
,
08/31/28 ............. 499 501,928
EyeCare Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.00%), 4.87%
,
11/30/28 .............. 897 521,370
EyeCare Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 10.72%
,
11/30/28
(e) (f) (l)
.......... 54 11,441
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07% - 7.78%
,
05/19/31 ........ 1,762 1,761,667
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.44%
,
11/01/28 ............ 981 296,856
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 10.94%
,
11/01/29 ........... 404 82,820
Medline Borrower LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.96% , 10/23/28 ........... 12,100 12,109,910
10/23/30
(q)
....................... 1,044 1,043,993
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.71%
,
09/16/32 ............. 3,326 3,331,933
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.96%
,
11/19/31 ............ 1,003 1,003,146
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.46%
,
12/19/30 ............ 2,586 2,591,969
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Team Health Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.34%
,
06/30/28 ............. USD 726 $ 726,783
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.71%
,
08/01/31 ................... 556 556,249
35,805,825
Health Care Technology — 0.1%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.71%
,
02/15/29 ............. 4,216 4,194,683
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.88%
,
05/01/31 ................... 4,804 4,620,012
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.10%
,
10/01/27 ............. 1,263 1,250,231
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.75%
,
11/03/31 ............ 1,266 1,267,353
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
8.10%
,
06/02/28 ................... 2,478 2,366,428
Waystar Technologies, Inc., 1st Lien Term Loan ,
10/22/29
(q)
....................... 1,043 1,042,331
14,741,038
Hotels, Restaurants & Leisure — 0.7%
(a)
1011778 BC ULC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.71%
,
09/20/30 ................... 3,404 3,392,084
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.65% , 03/11/30 ............ 291 289,585
(1-mo. CME Term SOFR at 1.00% Floor +
7.61%), 11.65% , 03/11/30 ........... 268 263,558
Alterra Mountain Co., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.46%
,
05/31/30 ............. 1,574 1,576,949
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.37%
,
10/02/28 ............. 1,034 953,053
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.21%
,
02/06/30 ............. 1,421 1,407,818
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.21%
,
02/06/31 ............. 6,222 6,156,661
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.63%
,
12/02/31 ............. 1,541 1,536,421
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.86%
,
03/04/32 ............. 3,139 3,123,633
Entain Holdings (Gibraltar) Ltd., 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.25%
,
07/30/32 ........ 549 546,401
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.21%
,
01/29/29 ............. 6,806 6,797,421
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.75% , 12/02/30 ........... 4,991 4,963,292

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.00% , 06/04/32 ........... USD 1,577 $ 1,567,040
Four Seasons Hotels Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.71%
,
09/22/32 ............. 4,473 4,473,171
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.75%
,
11/01/29 ........ 1,308 1,298,185
Herschend Entertainment Co. LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.21%
,
05/27/32 ............ 1,427 1,432,775
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.74%
,
11/08/30 .... 3,163 3,169,419
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.46%
,
12/15/27 ................... 2,486 2,489,434
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.29%
,
04/16/29 ........ 2,189 2,191,460
Long Point Development LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 4.35%), 8.63%
,
01/01/28
(f)
........... 5,600 5,600,000
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.24%
,
08/01/30 ............. 752 703,729
Packers Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.09%
,
03/02/28 ............. 1,091 354,559
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.46%
,
05/03/29 ............. 1,570 1,572,265
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 6.93%
,
04/04/29 ............ 1,151 1,136,578
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 5.96%
,
12/04/31 ... 792 788,807
Six Flags Entertainment Corp., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.96%
,
05/01/31 ........ 625 621,052
Sodalite Tahoe Hotel LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.90%), 7.34%
,
10/25/26
(f)
............. 7,532 7,315,434
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.96%
,
03/14/31 ............. 3,983 3,983,568
Turquoise Topco Ltd., 1st Lien Term Loan B ,
08/13/32
(q)
....................... 1,222 1,203,670
Voyager Parent LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.75%
,
07/01/32 ............. 1,872 1,869,903
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.46%
,
08/03/28 ................... 1,250 1,252,153
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.71%
,
05/24/30 ............ 1,722 1,724,815
75,754,893
Security
Par (000)
Par (000) Value
Household Durables — 0.0%
(a)
Madison Safety & Flow LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.47%
,
09/26/31 ............. USD 833 $ 836,617
Serta Simmons Bedding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 7.50%), 11.62%
,
06/29/28 ........... 651 608,555
Somnigroup International, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.31%
,
10/24/31 ........ 722 725,703
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.66%
,
12/19/29 ............. 311 310,193
SWF Holdings I Corp., 1st Lien Term Loan A2 ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 8.28%
,
10/06/28 ............. 880 694,942
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.74%
,
10/01/32 ........ 2,479 2,470,745
5,646,755
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.16%
,
07/19/30 ........ 2,279 2,280,923
Calpine Corp., Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.71%
,
01/31/31 ............. 1,041 1,039,607
Exgen Renewables IV LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
2.25%), 6.45%
,
12/15/27 ............. 1,568 1,565,384
Talen Energy Supply LLC, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.73% , 12/11/31 ............ 1,293 1,293,835
10/12/32
(q)
....................... 1,264 1,262,951
7,442,700
Industrial Conglomerates — 0.1%
(a)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.31%
,
09/13/32 ............. 523 525,395
EMRLD Borrower LP, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.12%
,
08/04/31 ................... 3,642 3,626,756
EMRLD Borrower LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.45%
,
05/31/30 ............. 5,538 5,520,781
INNIO Group Holding GmbH, Facility 1st Lien
Term Loan B2 , 11/02/28
(q)
............. 1,290 1,290,000
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.66%
,
12/02/31 ... 1,146 1,152,213
Pinnacle Buyer LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.49%
,
09/13/32 ............. 1,413 1,418,376
Resideo Funding, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.04%
,
08/13/32 ............. 1,642 1,637,895
15,171,416

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance — 0.4%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.67%
,
09/19/31 ............ USD 11,155 $ 11,140,200
AmWINS Group, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
6.25%
,
01/30/32 ................... 5,232 5,237,902
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.71%
,
12/29/31 ............ 3,508 3,511,223
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B2 , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.55%
,
05/26/31
(f)
.................. 1,505 1,506,790
CRC Insurance Group LLC, 1st Lien Term Loan
B , 05/06/31
(q)
..................... 5,751 5,740,842
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.12%
,
06/20/30 ............. 6,945 6,966,269
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
6.59%
,
03/15/30 ................... 1,496 1,493,390
OneDigital Borrower LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.96% - 7.16%
,
07/02/31 ........ 386 385,860
Ryan Specialty LLC, 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.96%
,
09/15/31 ............. 3,531 3,532,095
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.25%
,
09/27/30 ................... 3,592 3,593,502
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.25%
,
11/21/29 ................... 3,891 3,895,267
47,003,340
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.71%
,
01/31/31
(a)
............ 1,303 1,277,443
IT Services — 0.5%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.33%
,
08/21/28 ................... 2,074 2,080,013
Asurion LLC, 1st Lien Term Loan B12 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.41%
,
09/19/30 ................... 1,384 1,378,230
Asurion LLC, 1st Lien Term Loan B13 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.21%
,
09/19/30 ................... 3,945 3,926,581
Asurion LLC, 2nd Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.33%
,
01/31/28 ................... 1,054 1,031,107
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.33%
,
01/19/29 ................... 618 588,299
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.25%
,
07/06/29 ................... 4,596 3,772,104
Clearwater Analytics LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.46%
,
04/21/32 ............. 1,522 1,522,959
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , 06/12/31
(q)
............... 2,449 2,440,269
Security
Par (000)
Par (000) Value
IT Services (continued)
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.46%
,
05/30/31 ............. USD 4,976 $ 4,984,946
Fortress Intermediate 3, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.11%
,
06/27/31
(f)
............. 900 900,740
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , 05/30/31
(q)
................. 2,095 2,088,684
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.71%
,
11/09/29 ........ 1,488 1,484,338
Iron Mountain, Inc., 1st Lien Term Loan ,
01/31/31
(q)
....................... 520 519,891
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.21%
,
06/17/31 ............. 3,453 3,454,897
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.21%
,
06/07/32 ............. 560 544,880
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.09%
,
07/01/31 ................... 846 825,588
Project Alpha Intermediate Holding, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.25%
,
10/28/30 ........ 1,333 1,332,414
Project Boost Purchaser LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.67%
,
07/16/31 ............ 3,522 3,512,246
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.46%
,
07/31/31 ... 6,445 6,442,141
Shift4 Payments LLC, 1st Lien Term Loan ,
06/30/32
(q)
....................... 936 941,073
X Corp., 1st Lien Term Loan B1 , (6-mo. CME
Term SOFR at 0.50% Floor + 6.50%),
10.45%
,
10/26/29 .................. 4,568 4,449,288
x.AI Corp., 1st Lien Term Loan , (6-mo. CME
Term SOFR at 0.00% Floor + 7.25%),
11.12%
,
06/28/30 .................. 1,622 1,578,483
49,799,171
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.58%
,
05/30/28
(a)
............ 401 401,719
Life Sciences Tools & Services — 0.0%
(a)
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.00%
,
07/03/28 ............. 576 578,096
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.00%
,
07/03/28 ............. 143 144,033
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.00%
,
09/27/30 ................... 1,358 1,360,083
2,082,212
Machinery — 0.5%
(a)
Aggreko Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.21%
,
05/21/31 ............. 2,981 2,994,102
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.13%
,
07/31/28 ............. 3,643 3,649,410

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.48%
,
03/15/30 ................... USD 590 $ 591,673
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.50%
,
05/15/28
(f)
............. 683 682,581
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.71%
,
10/23/28 ............. 4,979 4,996,633
Generac Power Systems, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.88%
,
06/12/31 ............ 805 807,492
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.25%
,
01/16/32 ............. 3,410 3,413,602
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.67%
,
02/15/29 ........ 5,323 5,335,137
Indicor LLC, 1st Lien Term Loan D , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.75%
,
11/22/29 ................... 1,219 1,221,484
INNIO North America Holding, Inc., Facility
1st Lien Term Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%), 6.13% -
6.18%
,
11/02/28 ................... 167 166,522
Madison IAQ LLC, 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.70% , 06/21/28 ........... 4,992 4,997,956
(6-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.45% , 05/06/32 ........... 2,484 2,491,226
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.08%
,
10/04/28 ................... 950 953,049
SPX FLOW, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.71%
,
04/05/29 ................... 4,547 4,569,506
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , 04/30/30
(q)
..................... 5,395 5,425,451
Vertiv Group Corp., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.88%
,
08/12/32 ............. 5,994 6,003,890
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.37%
,
12/18/28
(e) (l)
................. 1,223 209,959
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.38%
,
01/27/31 ............. 3,430 3,436,870
51,946,543
Media — 0.2%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.88%), 10.86%
,
05/30/31 ............. 2,403 2,395,848
Charter Communications Operating LLC, 1st Lien
Term Loan B4 , (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.99%
,
12/09/30 ... 1,191 1,188,693
Charter Communications Operating LLC, 1st Lien
Term Loan B5 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.24%
,
12/15/31 ... 1,191 1,188,282
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.08%
,
08/23/28 ........ 656 656,316
Security
Par (000)
Par (000) Value
Media (continued)
CSC Holdings LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.53%
,
01/18/28 ................... USD 1,190 $ 1,177,747
CSC Holdings LLC, 1st Lien Term Loan B5 ,
04/15/27
(q)
....................... 4,912 4,622,688
DirecTV Financing LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.10%
,
08/02/27 ............. 95 95,386
ECL Entertainment LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.96%
,
08/30/30 ............. 841 837,428
Fleet Midco I Ltd., 1st Lien Term Loan B2 , (6-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.54%
,
02/21/31
(f)
.................. 1,044 1,045,506
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.38%
,
05/23/29 ............. 8 8,395
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 4.50%), 8.66%
,
06/30/28 ............ 1,152 1,159,407
NEP Group, Inc., 1st Lien Term Loan , 10/17/31
(q)
1,149 1,101,604
Outfront Media Capital LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.02%
,
09/24/32 ............. 1,172 1,170,898
Speedster Bidco GmbH, Facility 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.24%
,
11/13/31 ........ 3,125 3,129,160
Telenet Financing USD LLC, Facility 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.15%
,
05/01/28 ........ 525 522,280
Ziggo Financing Partnership, 1st Lien Term Loan
I , (6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.71%
,
04/28/28 ............. 330 329,677
20,629,315
Multi-Utilities — 0.0%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.67%
,
03/03/32
(a)
........... 5,306 5,300,694
Oil, Gas & Consumable Fuels — 0.1%
(a)
Blackfin Pipeline LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.00%
,
10/01/32 ................... 750 749,063
Buckeye Partners LP, 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.72%
,
11/22/32 .............. 1,003 1,002,996
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.12%
,
12/21/28 ........ 3,338 3,341,418
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 5.94%
,
10/04/30 ............ 249 248,484
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.03%
,
02/06/30 ................... 1,293 1,293,319
Meade Pipeline Co LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.00%
,
09/22/32 ............. 431 431,000
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.88%
,
04/07/32 ................... 511 514,618

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 6.23%
,
10/05/28 ... USD 2,477 $ 2,481,441
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.31%
,
06/16/32 ........ 410 410,066
10,472,405
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.13% , 04/20/28 ........... 1,202 1,202,646
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.13% , 05/28/32 ........... 1,064 1,066,846
Air Canada, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
5.96%
,
03/21/31 ................... 2,427 2,427,999
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.69% , 01/29/27 ........... 1,217 1,213,657
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.50% , 02/15/28 ........... 2,097 2,091,564
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.26% , 06/04/29 ........... 1,623 1,617,028
Jetblue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.75%
,
08/13/29 ............. 1,747 1,657,204
Stonepeak Nile Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.16%
,
04/09/32 ............. 837 835,778
United Airlines, Inc., Facility 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.20%
,
02/24/31 ............. 2,070 2,072,688
14,185,410
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.46%
,
08/02/32 ............ 3,447 3,471,405
Boots Group Bidco Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.70%
,
08/30/32 ............. 2,280 2,288,550
Elanco Animal Health, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.73%
,
10/29/32 ............. 768 767,827
Endo Finance Holdings, Inc., 1st Lien Term Loan ,
04/23/31
(q)
....................... 837 831,937
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.21%
,
05/05/28 ............. 3,170 3,176,508
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.24%
,
05/19/31 ................... 838 755,883
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.96%
,
04/20/29 ............. 1,400 1,401,293
12,693,403
Professional Services — 0.3%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.96%
,
08/12/32 ................... 3,858 3,841,038
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.21%
,
09/29/31 ............. 1,875 1,872,387
Security
Par (000)
Par (000) Value
Professional Services (continued)
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.58%
,
06/02/28 ................... USD 3,097 $ 3,094,176
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , 04/28/28
(q)
.......... 3,664 3,661,837
Dayforce, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.84%
,
03/01/31
(f)
.................. 3,490 3,490,344
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.68%),
7.68%
,
06/22/29 ................... 826 830,369
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.31%
,
07/31/30 ............. 818 736,282
Skopima Consilio Parent LLC, 1st Lien Term
Loan , 05/12/28
(q)
................... 1,393 1,195,752
TransUnion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.71%
,
06/24/31 ................... 1,994 1,991,690
TransUnion LLC, 1st Lien Term Loan B9 ,
06/24/31
(q)
....................... 3,154 3,148,131
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.71%
,
09/28/29 ... 1,304 1,282,039
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.41%
,
11/26/31 .............. 3,998 3,958,452
29,102,497
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.75%), 6.71%
,
01/31/30
(a)
.. 431 431,249
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 1.75% Floor + 0.00%;
3-mo. CME Term SOFR at 1.75% Floor +
0.00% at 0.00% Floor + 0.00%), 5.71% -
5.75%
,
07/06/29 ................... 1,199 1,203,556
MKS, Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
5.99%
,
08/17/29 ................... 3,497 3,498,472
Qnity Electronics, Inc., 1st Lien Term Loan B ,
08/12/32
(q)
....................... 3,987 3,984,528
8,686,556
Software — 1.0%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.25%
,
02/24/31 ............. 5,089 5,095,761
Avalara, Inc., 1st Lien Term Loan , 03/26/32
(q)
.. 1,569 1,571,109
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.34%
,
08/15/29 ............. 1,911 1,585,755
Boxer Parent Co., Inc., 1st Lien Term Loan ,
07/30/31
(q)
....................... 5,257 5,218,159
Capstone Borrower, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.75%
,
06/17/30 ............. 1,835 1,830,672
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.96%
,
01/23/32 ............ 6,191 6,194,082

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Cloud Software Group, Inc., 1st Lien Term Loan
B
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.25% , 03/21/31 ........... USD 5,959 $ 5,956,893
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.25% , 08/16/32 ........... 6,095 6,093,444
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.83%
,
12/09/31 ............. 4,161 4,154,564
Dawn Bidco LLC, 1st Lien Term Loan , 10/07/32
(q)
4,730 4,712,263
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.41%
,
06/26/31 ............. 957 946,263
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.71%
,
10/09/29 ............. 5,104 5,108,830
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.71%
,
11/15/32 .............. 703 709,812
Gen Digital, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.71% , 09/12/29 ........... 5,163 5,159,388
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.71% , 04/16/32 ........... 769 767,388
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.66%
,
01/30/32 ............ 8,436 8,330,358
Informatica LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.21%
,
10/27/28 ................... 1,998 2,003,476
Kaseya, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
7.21%
,
03/22/32 ................... 5,169 5,166,551
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.96%
,
03/01/29 ................... 2,748 2,598,872
MH Sub I LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.25% , 05/03/28 ........... 1,047 949,442
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.21% , 12/31/31 ........... 798 636,517
Ping Identity Holding Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.43% - 6.59%
,
11/15/32
(f)
....... 875 875,000
Planview Parent, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.50%
,
12/17/27 ............. 525 511,151
Project Sky Merger Sub, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.01%
,
10/09/28 ............ 921 882,066
Proofpoint, Inc., 1st Lien Term Loan
08/31/28
(q)
....................... 547 548,974
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.96% , 08/31/28 ........... 4,966 4,983,483
QXO Building Products, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.16%
,
04/30/32 ............. 720 720,527
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.26%
,
04/24/28 ................... 2,715 2,708,073
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.58% , 12/17/27 ........... 272 257,684
Security
Par (000)
Par (000) Value
Software (continued)
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.06% , 11/15/29 ........... USD 803 $ 742,948
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.58% , 12/17/27 ........... 89 84,358
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.06% , 06/30/28 ........... 38 34,897
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.06% , 11/15/29
(f)
.......... 379 348,935
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.16%
,
05/09/31 ............. 6,131 6,142,599
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.34%
,
02/10/31 ................... 6,489 6,484,030
VS Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.09%
,
04/14/31 ................... 4,781 4,732,928
104,847,252
Specialty Retail — 0.1%
(a)
Lavender Dutch Borrower Co. BV, 1st Lien Term
Loan B , 09/27/32
(q)
.................. 1,383 1,383,000
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 2.50%
Floor + 0.00%; 3-mo. CME Term SOFR
at 2.50% Floor + 0.00% at 0.00% Floor +
0.00%), 6.46% - 6.70%
,
04/23/31 ........ 1,503 1,493,835
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.75% Floor + 3.00%), 7.20%
,
05/04/28 ... 5,082 5,089,302
Peer Holding III BV, Facility 1st Lien Term Loan
B8 , 09/29/32
(q)
..................... 564 564,000
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.58% , 10/20/28 ........... 535 519,254
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.31% , 10/20/28 ........... 416 405,730
Spectris, 1st Lien Term Loan , 09/24/32
(f) (q)
.... 388 388,485
9,843,606
Technology Hardware, Storage & Peripherals — 0.1%
Finastra USA, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.04%
,
09/15/32
(a)
.................. 6,251 6,171,737
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, 1st Lien Term Loan D , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.99%
,
07/27/28 ................... 3,354 3,352,840
Core & Main LP, 1st Lien Term Loan E , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.99%
,
02/10/31 ................... 2,135 2,130,359
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.00%
,
06/17/31 ................... 635 627,880
Herc Holdings, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.11%
,
06/02/32 ................... 454 455,512
TMK Hawk Parent Corp., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 1.00% Floor
+ 2.00%), 5.96% ( 5.96 % Cash or 3.25%
PIK), 06/29/29
(j)
.................... 1,450 529,114
7,095,705

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.46%
,
09/23/31 ................... USD 5,074 $ 5,085,828
Brown Group Holding LLC, 1st Lien Term Loan ,
07/01/31
(q)
....................... 2,080 2,085,075
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.75% Floor
+ 0.50%; 3-mo. CME Term SOFR at 2.75%
Floor + 0.50% at 0.50% Floor + 0.03%),
6.59% - 6.95%
,
07/01/31 ............. 1,763 1,769,896
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.31%
,
12/15/26
(f)
................. 1,237 1,227,708
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.00%
,
03/18/30 ................... 2,071 2,026,829
12,195,336
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 5.25%), 9.49%
,
08/09/32 ............ 1,040 1,020,760
Gogo Intermediate Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 3.75%), 7.71%
,
05/01/28 ............ 1,106 1,085,154
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.72%
,
01/27/31 ............. 3,014 3,019,802
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.96%
,
10/06/32
(f)
............. 2,077 2,051,038
7,176,754
Total Floating Rate Loan Interests — 9 .5%
(Cost: $ 1,012,797,265 ) ............................ 1,005,168,795
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile
3.63% , 08/01/27
(c)
.................. 500 494,095
3.75% , 01/15/31
(b)
.................. 491 469,212
6.44% , 01/26/36
(c)
.................. 394 428,820
Empresa Nacional del Petroleo
(b)
6.15% , 05/10/33 ................... 656 693,923
5.95% , 07/30/34 ................... 430 452,403
2,538,453
Colombia — 0.0%
Ecopetrol SA , 8.88% , 01/13/33 ............ 1,100 1,192,455
Denmark — 0.0%
Orsted A/S
(a)(c)
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 2.14%), 2.50% , 02/18/3021 .. GBP 886 870,044
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13% , 03/14/3024 ............... EUR 400 471,628
1,341,672
France — 0.1%
Electricite de France SA
(a)(c)(k)
(BPISDS15 + 3.32%), 5.88% ........... GBP 1,400 1,827,685
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13% ........................ EUR 200 238,180
(5-Year EUR Swap Annual + 3.97%), 3.38% . 5,200 5,750,429
Security
Par (000)
Par (000) Value
France (continued)
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ........................ EUR 200 $ 242,070
8,058,364
Hungary — 0.1%
Magyar Export-Import Bank Zrt. , 6.13% ,
12/04/27
(b)
....................... USD 1,201 1,242,290
MVM Energetika Zrt.
(c)
7.50% , 06/09/28 ................... 529 560,576
6.50% , 03/13/31 ................... 935 991,100
2,793,966
Indonesia — 0.0%
Pertamina Persero PT , 3.10% , 08/27/30
(c)
.... 1,275 1,196,906
Mexico — 0.1%
Petroleos Mexicanos
6.50% , 01/23/29 ................... 3,681 3,755,319
8.75% , 06/02/29 ................... 1,255 1,355,797
5.95% , 01/28/31 ................... 882 863,214
6.70% , 02/16/32 ................... 2,408 2,405,592
8,379,922
Morocco — 0.0%
OCP SA , 7.50% , 05/02/54
(b)
.............. 1,221 1,361,476
Nigeria — 0.0%
Africa Finance Corp. , 5.55% , 10/08/29
(b)
..... 1,203 1,226,049
Peru — 0.0%
Corp. Financiera de Desarrollo SA , 5.50% ,
05/06/30
(b)
....................... 595 610,649
Poland — 0.0%
Bank Gospodarstwa Krajowego
(b)
6.25% , 10/31/28 ................... 466 495,242
5.75% , 07/09/34 ................... 1,140 1,205,390
1,700,632
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S , 8.25% ,
02/14/29
(c)
....................... 429 456,242
Saudi Arabia — 0.0%
Saudi Arabian Oil Co. , 5.88% , 07/17/64
(b)
..... 798 795,805
SRC Sukuk Ltd. , 4.88% , 10/02/35
(c)
......... 835 837,860
1,633,665
Total Foreign Agency Obligations — 0 .3%
(Cost: $ 31,175,383 ) ............................... 32,490,451
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic (The) , 0.75% , 07/09/30
(d)
.. 480 392,880
Armenia — 0.0%
Republic of Armenia , 6.75% , 03/12/35
(b)
...... 519 540,019
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38% , 05/14/30 ................... 572 617,224
5.45% , 09/16/32 ................... 480 469,440
1,086,664
Barbados — 0.0%
Barbados Government Bond , 8.00% , 06/26/35
(b)
815 851,675
Benin — 0.0%
Benin Government Bond , 7.96% , 02/13/38
(b)
... 649 674,960

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00% , 03/05/37
(c)
. USD 732 $ 732,095
Chile — 0.0%
Republic of Chile
3.75% , 01/14/32 ................... EUR 558 658,377
3.10% , 05/07/41 ................... USD 1,509 1,169,098
1,827,475
China — 0.0%
People's Republic of China , 1.92% , 07/15/45 .. CNY 8,600 1,166,211
Colombia — 0.1%
Republic of Colombia
11.00% , 08/22/29 .................. COP 3,334,500 862,622
13.25% , 02/09/33 .................. 1,764,000 489,804
8.00% , 04/20/33 ................... USD 1,035 1,137,723
8.00% , 11/14/35 ................... 439 479,059
7.75% , 11/07/36 ................... 1,182 1,260,012
8.75% , 11/14/53 ................... 253 290,950
4,520,170
Costa Rica — 0.0%
Republic of Costa Rica , 6.55% , 04/03/34
(c)
.... 553 595,028
Dominican Republic — 0.0%
Dominican Republic Government Bond
5.50% , 02/22/29
(b)
.................. 557 565,912
5.50% , 02/22/29
(c)
.................. 150 152,400
7.05% , 02/03/31
(b)
.................. 1,301 1,399,707
6.95% , 03/15/37
(b)
.................. 596 637,338
2,755,357
Ecuador — 0.0%
Republic of Ecuador , 6.90% , 07/31/30
(b) (d)
..... 421 383,025
Egypt — 0.1%
Arab Republic of Egypt
5.63% , 04/16/30
(c)
.................. EUR 649 727,356
6.38% , 04/11/31
(b)
.................. 479 544,544
7.63% , 05/29/32
(c)
.................. USD 1,050 1,066,800
9.45% , 02/04/33
(b)
.................. 590 643,666
2,982,366
Guatemala — 0.1%
Republic of Guatemala
5.25% , 08/10/29
(b)
.................. 767 775,268
5.25% , 08/10/29
(c)
.................. 511 516,509
7.05% , 10/04/32
(b)
.................. 1,076 1,183,826
6.60% , 06/13/36
(b)
.................. 544 586,432
6.25% , 08/15/36
(b)
.................. 618 652,182
3,714,217
Hungary — 0.1%
Hungary Government Bond
5.25% , 06/16/29
(b)
.................. 1,125 1,145,641
5.38% , 09/12/33
(c)
.................. EUR 1,109 1,398,550
5.50% , 03/26/36
(b)
.................. USD 575 579,492
6.75% , 09/23/55
(b)
.................. 620 671,847
3,795,530
Indonesia — 0.0%
Republic of Indonesia , 3.88% , 01/15/33 ...... EUR 550 644,855
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(c)
.................. USD 443 449,838
5.88% , 10/17/31
(c)
.................. EUR 1,300 1,504,813
8.08% , 04/01/36
(b)
.................. USD 412 432,703
8.25% , 01/30/37
(b)
.................. 403 427,760
2,815,114
Security
Par (000)
Par (000) Value
Jordan — 0.0%
Hashemite Kingdom of Jordan , 7.50% ,
01/13/29
(b)
....................... USD 580 $ 612,625
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond , 7.75% ,
06/03/30
(b)
....................... 480 482,400
Latvia — 0.0%
Latvia Government Bond , 5.13% , 07/30/34
(b)
.. 1,209 1,249,804
Mexico — 0.1%
Eagle Funding Luxco SARL , 5.50% , 08/17/30
(b)
. 1,240 1,258,736
Mex Bonos Desarr Fix Rt
8.50% , 02/28/30 ................... MXN 265 1,445,101
5.38% , 03/22/33 ................... USD 980 980,980
8.00% , 02/21/36 ................... MXN 315 1,596,533
6.63% , 01/29/38 ................... USD 535 565,228
5.13% , 03/19/38 ................... EUR 475 557,298
8.50% , 11/18/38 ................... MXN 195 998,154
6.34% , 05/04/53 ................... USD 628 623,604
8,025,634
Morocco — 0.0%
Kingdom of Morocco
2.38% , 12/15/27
(c)
.................. 566 542,299
5.95% , 03/08/28
(b)
.................. 412 425,806
4.75% , 04/02/35
(b)
.................. EUR 1,115 1,327,616
2,295,721
Nigeria — 0.0%
Federal Republic of Nigeria
10.38% , 12/09/34
(b)
................. USD 688 772,452
7.63% , 11/28/47
(c)
.................. 690 612,375
1,384,827
North Macedonia — 0.0%
Republic of North Macedonia , 6.96% , 03/13/27
(c)
EUR 498 597,520
Oman — 0.0%
Oman Government Bond , 6.50% , 03/08/47
(c)
.. USD 953 1,045,022
Panama — 0.0%
Republic of Panama
7.50% , 03/01/31 ................... 1,068 1,186,014
6.40% , 02/14/35 ................... 928 977,648
4.50% , 04/01/56 ................... 804 613,719
2,777,381
Paraguay — 0.0%
Republic of Paraguay
(c)
5.00% , 04/15/26 ................... 70 70,007
2.74% , 01/29/33 ................... 526 465,778
5.60% , 03/13/48 ................... 423 404,027
939,812
Peru — 0.0%
Bonos de la Tesoreria , 7.60% , 08/12/39
(b) (c)
.... PEN 1,910 618,488
Poland — 0.0%
Republic of Poland
5.75% , 11/16/32 ................... USD 867 930,456
5.50% , 04/04/53 ................... 562 551,653
1,482,109
Republic of Turkiye — 0.0%
Republic of Turkiye (The) , 7.13% , 02/12/32 ... 1,181 1,227,059
Romania — 0.1%
Romania Government Bond
5.25% , 11/25/27
(b)
.................. 698 706,725
2.12% , 07/16/31
(c)
.................. EUR 1,229 1,237,321

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Romania (continued)
6.25% , 09/10/34
(b)
.................. EUR 1,136 $ 1,367,535
6.75% , 07/11/39
(b)
.................. 509 609,375
6.50% , 10/07/45
(b)
.................. 711 812,158
4,733,114
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
3.25% , 11/17/51
(c)
.................. USD 1,818 1,242,011
5.00% , 01/18/53
(b)
.................. 1,520 1,391,918
2,633,929
Serbia — 0.0%
Republic of Serbia
2.13% , 12/01/30
(b)
.................. 1,099 961,827
6.50% , 09/26/33
(c)
.................. 555 603,940
6.00% , 06/12/34
(b)
.................. 712 747,600
2,313,367
South Africa — 0.1%
Republic of South Africa
7.10% , 11/19/36
(b)
.................. 923 991,994
8.50% , 01/31/37 ................... ZAR 57,295 3,111,738
5.75% , 09/30/49 ................... USD 1,166 983,521
7.95% , 11/19/54
(b)
.................. 888 946,635
6,033,888
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago , 6.40% , 06/26/34
(b)
815 805,220
United Arab Emirates — 0.0%
United Arab Emirates Government Bond , 3.90% ,
09/09/50
(c)
....................... 826 631,510
Uruguay — 0.0%
Oriental Republic of Uruguay
8.00% , 10/29/35 ................... UYU 15,791 397,764
5.25% , 09/10/60 ................... USD 1,002 960,417
1,358,181
Uzbekistan — 0.0%
Republic of Uzbekistan
(b)
5.38% , 05/29/27 ................... EUR 667 790,552
7.85% , 10/12/28 ................... USD 522 561,700
1,352,252
Total Foreign Government Obligations — 0 .7%
(Cost: $ 68,433,865 ) ............................... 72,077,504
Shares
Shares
Investment Companies
(r)
iShares 1-5 Year Investment Grade Corporate
Bond ETF ........................ 583,713 30,942,626
iShares 5-10 Year Investment Grade Corporate
Bond ETF
(g)
...................... 4,122,960 222,928,447
iShares Core Dividend Growth ETF ........ 227,620 15,498,646
iShares Core MSCI Emerging Markets ETF ... 3,168,850 216,337,390
iShares iBoxx $ High Yield Corporate Bond
ETF
(g)
.......................... 2,650,738 214,179,630
Total Investment Companies — 6 .6%
(Cost: $ 678,140,648 ) .............................. 699,886,739
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.3%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 5.12%, 11/25/35 . USD 972 $ 859,273
Series 2005-8, Class 7A2, (1-mo. CME Term
SOFR at 0.56% Floor and 11.00% Cap +
0.67%), 4.67%, 11/25/35 ............ 111 110,511
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 5.75%,
06/25/35
(a)
..................... 316 305,191
Series 2005-36, Class 2A1A, (1-mo. CME
Term SOFR at 0.62% Floor and 11.00%
Cap + 0.73%), 4.73%, 08/25/35
(a)
...... 742 695,596
Series 2005-61, Class 1A1, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.63%,
12/25/35
(a)
..................... 141 132,345
Series 2005-63, Class 3A3, 4.81%, 11/25/35
(a)
1,233 1,152,450
Series 2005-63, Class 5A1, 4.87%, 12/25/35
(a)
22 22,020
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ...................... 35 30,881
Series 2005-76, Class 2A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.00% Floor + 1.00%), 5.11%,
02/25/36
(a)
..................... 2,887 2,663,896
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ...................... 562 304,863
Series 2006-15CB, Class A1, 6.50%, 06/25/36 955 439,323
Series 2006-20CB, Class A9, 6.00%, 07/25/36 425 165,695
Series 2006-2CB, Class A6, 5.50%, 03/25/36 668 274,978
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ...................... 2,648 983,072
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ...................... 1,726 932,784
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ...................... 742 380,216
Series 2006-9T1, Class A7, 6.00%, 05/25/36 303 118,483
Series 2006-J7, Class 2A1, (1-mo. SOFR at
1.50% Floor + 1.61%), 2.72%, 11/20/46
(a)
2,669 2,379,194
Series 2006-J8, Class A5, 6.00%, 02/25/37 . 1,177 444,425
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.73% Floor and 2.00% Cap
+ 1.73%), 5.84%, 11/25/46
(a)
......... 3,998 3,376,447
Series 2006-OA14, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.49%, 11/25/46
(a)
................ 1,333 1,209,360
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.85% Floor + 0.85%),
4.96%, 11/25/46
(a)
................ 5,186 4,750,544
Series 2006-OA16, Class A2, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.49%, 10/25/46
(a)
................ 230 217,918
Series 2006-OA2, Class A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.57%,
05/20/46
(a)
..................... 1,017 921,234
Series 2006-OA3, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
4.53%, 05/25/36
(a)
................ 4,064 3,869,282
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.49%, 07/25/46
(a)
................ 7,134 6,555,727
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ...................... 1,706 720,399

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-12T1, Class A5, 6.00%, 06/25/37 USD 379 $ 166,361
Series 2007-15CB, Class A7, 6.00%, 07/25/37 216 126,109
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ...................... 195 115,102
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,116 519,239
Series 2007-19, Class 1A8, 6.00%, 08/25/37 543 252,630
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,048 1,340,127
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37 440 202,272
Series 2007-9T1, Class 2A1, 6.00%, 05/25/37 3,122 1,284,457
Series 2007-9T1, Class 2A2, 6.00%, 05/25/37 536 220,481
Series 2007-AL1, Class A1, (1-mo. CME Term
SOFR at 0.50% Floor + 0.61%), 4.61%,
06/25/37
(a)
..................... 4,711 4,011,713
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,484 551,813
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.38% Floor + 1.38%),
5.49%, 11/25/47
(a)
................ 982 884,157
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.39%, 04/25/47
(a)
................ 6,818 6,386,525
Series 2007-OA4, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%), 4.45%,
05/25/47
(a)
..................... 2,499 2,282,071
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.47%, 06/25/47
(a)
................ 5,437 4,409,772
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .... 879 476,154
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 5.08%,
10/25/46
(a)
..................... 6,804 5,580,047
Series 2006-3, Class 2A11, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.94% Floor + 0.94%), 5.05%,
10/25/46
(a)
..................... 4,030 2,669,729
Series 2007-3, Class 22A1, 6.75%, 06/25/37
(d)
403 364,144
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 225 204,783
Series 2006-D, Class 6A1, 4.02%, 05/20/36 . 227 192,645
Series 2007-D, Class 1A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.57%,
06/20/47 ...................... 702 583,125
Barclays Mortgage Loan Trust
(b)
Series 2024-NQM4, Class A1, 4.79%,
12/26/64
(d)
..................... 12,176 12,129,864
Series 2024-NQM4, Class A2, 5.10%,
12/26/64
(d)
..................... 1,145 1,140,196
Series 2024-NQM4, Class A3, 5.25%,
12/26/64
(d)
..................... 1,283 1,279,016
Series 2024-NQM4, Class B1, 6.96%,
12/26/64
(a)
..................... 576 578,265
Series 2024-NQM4, Class B2, 7.56%,
12/26/64
(a)
..................... 440 438,831
Series 2024-NQM4, Class B3, 7.56%,
12/26/64
(a)
..................... 1,006 964,598
Series 2024-NQM4, Class M1, 6.31%,
12/26/64
(a)
..................... 948 956,522
Series 2024-NQM4, Class SA, 0.00%,
12/26/64
(a)
..................... 2 1,713
Series 2024-NQM4, Class XS, 0.00%,
12/26/64
(a)
..................... 17,574 715,856
Series 2025-NQM1, Class A1, 5.66%,
01/25/65
(d)
..................... 11,982 12,061,846
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-NQM1, Class A2, 5.87%,
01/25/65
(d)
..................... USD 1,093 $ 1,101,839
Series 2025-NQM1, Class A3, 5.97%,
01/25/65
(d)
..................... 1,041 1,049,353
Series 2025-NQM1, Class B1, 6.94%,
01/25/65
(a)
..................... 660 663,804
Series 2025-NQM1, Class B2, 7.80%,
01/25/65
(a)
..................... 574 575,721
Series 2025-NQM1, Class B3, 7.80%,
01/25/65
(a)
..................... 1,273 1,231,540
Series 2025-NQM1, Class M1, 6.49%,
01/25/65
(a)
..................... 1,062 1,077,788
Series 2025-NQM1, Class SA, 0.00%,
01/25/65
(a)
..................... 2 1,962
Series 2025-NQM2, Class A1, 5.75%,
05/25/65
(d)
..................... 13,223 13,396,081
Series 2025-NQM2, Class A2, 5.94%,
05/25/65
(d)
..................... 1,047 1,060,747
Series 2025-NQM2, Class A3, 6.04%,
05/25/65
(d)
..................... 2,057 2,083,930
Series 2025-NQM2, Class B1, 7.68%,
05/25/65
(a)
..................... 662 679,080
Series 2025-NQM2, Class B2, 7.68%,
05/25/65
(a)
..................... 263 261,756
Series 2025-NQM2, Class B3, 7.68%,
05/25/65
(a)
..................... 49 43,771
Series 2025-NQM2, Class M1, 6.71%,
05/25/65
(a)
..................... 1,342 1,378,565
Series 2025-NQM2, Class SA, 0.00%,
05/25/65
(a)
..................... —
(o)
273
Series 2025-NQM3, Class B1, 7.61%,
05/25/65
(a)
..................... 2,000 2,033,256
Series 2025-NQM4, Class PT2, 0.00%,
07/25/65
(a)
..................... 19,174 19,701,486
Series 2025-NQM5, Class PT2, 0.00%,
10/25/55
(a)
..................... 19,152 19,691,849
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (1-mo. CME Term SOFR at 0.44% Floor
and 11.50% Cap + 0.55%), 4.55%, 04/25/36
(a)
2,929 2,659,539
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%, 12/25/35 554 547,982
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ...................... 582 609,474
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor and 10.50% Cap +
0.45%), 4.45%, 03/25/37 ........... 853 784,011
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor and 10.50%
Cap + 0.39%), 4.39%, 03/25/37 ....... 1,250 1,190,647
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 4.51%, 09/25/47 ....... 1,386 1,289,457
BRAVO Residential Funding Trust
(a)(b)
Series 2025-NQM2, Class B1, 7.31%,
11/25/64 ...................... 1,000 1,017,228
Series 2025-NQM2, Class B2, 7.31%,
11/25/64 ...................... 1,000 993,177
CAFL Issuer LLC, Series 2024-RTL1, Class A1,
6.75%, 11/28/31
(b) (d)
................. 2,000 2,024,223
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. CME Term
SOFR at 0.27% Floor and 10.50% Cap +
0.38%), 4.38%, 04/25/35
(a)
.......... 558 537,024

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2005-9, Class 1A1, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 4.71%,
05/25/35
(a)
..................... USD 1,799 $ 1,611,299
Series 2006-OA4, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.96% Floor + 0.96%), 5.07%,
04/25/46
(a)
..................... 2,560 705,835
Series 2007-21, Class 1A1, 6.25%, 02/25/38 127 55,055
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 607 200,844
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 927 306,691
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 3.76%, 03/25/67
(a) (b)
.............. 6,201 6,095,183
CIM Trust, Series 2025-I1, Class B1B, 7.54%,
10/25/69
(a) (b)
...................... 4,918 5,005,230
CitiMortgage Alternative Loan Trust, Series 2007-
A1, Class 1A5, 6.00%, 01/25/37 ......... 49 44,911
COLT Mortgage Loan Trust
(a)(b)
Series 2022-5, Class A1, 4.55%, 04/25/67 .. 3,263 3,262,659
Series 2025-6, Class B1, 7.21%, 08/25/70 .. 357 360,580
Series 2025-9, Class B1, 6.82%, 09/25/70 .. 2,000 2,002,832
Cross Mortgage Trust
(a)(b)
Series 2025-H2, Class B1B, 7.66%, 03/25/70 894 897,752
Series 2025-H6, Class B1B, 7.59%, 07/25/70 1,227 1,215,285
Series 2025-H7, Class B1B, 7.53%, 09/25/70 822 815,976
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%, 07/25/37 249 216,430
Series 2011-4R, Class 1A2, (1-mo. CME Term
SOFR at 1.50% Floor + 1.61%), 5.89%,
09/27/37
(a)
..................... 2,379 1,993,203
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
..................... 1,120 1,116,437
Series 2022-ATH3, Class B1, 7.10%,
08/25/67
(a)
..................... 4,695 4,677,190
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%), 4.49%,
08/25/47
(a)
....................... 9,390 8,244,717
Easy Street Mortgage Loan Trust, Series 2025-
RTL2, Class A1, 5.61%, 10/25/40
(b) (d)
...... 3,788 3,787,615
Ellington Financial Mortgage Trust
(a)(b)
Series 2021-2, Class A1, 0.93%, 06/25/66 .. 1,627 1,371,318
Series 2023-1, Class B1, 6.69%, 02/25/68 .. 2,000 1,992,341
Series 2025-INV1, Class B1, 7.18%, 03/25/70 529 534,221
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 4.43%,
02/25/37
(a)
....................... 757 407,796
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a) (b)
................. 12,155 12,112,186
GMACM Mortgage Loan Trust, Series 2005-AR2,
Class 4A, 4.01%, 05/25/35
(a)
........... 14 12,838
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo. CME
Term SOFR at 0.17% Floor + 0.28%),
4.28%, 02/25/36 ................. 1,687 1,567,048
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 2.00% Floor and 10.50%
Cap + 2.00%), 6.11%, 03/25/36 ....... 844 776,554
GS Mortgage-Backed Securities Trust
(b)
Series 2025-DSC1, Class B1, 6.74%,
06/25/65
(a)
..................... 1,873 1,863,840
Series 2025-NQM2, Class B1, 7.38%,
06/25/65
(a)
..................... 280 286,823
Series 2025-NQM3, Class B1, 6.87%,
11/25/65 ...................... 843 842,112
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-NQM3, Class B2, 7.49%,
11/25/65
(a)
..................... USD 896 $ 880,444
HOMES Trust
(a)(b)
Series 2025-NQM1, Class B1, 7.27%,
01/25/70 ...................... 2,355 2,375,217
Series 2025-NQM4, Class B1, 6.90%,
08/25/70 ...................... 1,456 1,458,115
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. CME Term SOFR at 0.50% Floor and
11.00% Cap + 0.61%), 4.61%, 10/25/35
(a)
.. 929 856,331
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 547 380,769
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,239 679,040
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 4.25%,
08/25/37 ...................... 85 58,511
Series 2007-AR15, Class 2A1, 3.38%,
08/25/37 ...................... 414 289,376
J.P. Morgan Mortgage Trust
(a)(b)
Series 2025-DSC2, Class B1, 6.92%,
10/25/65 ...................... 2,000 1,997,965
Series 2025-VIS2, Class B1, 7.25%, 12/25/55 2,000 2,021,025
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 5.74%, 12/25/35 195 186,927
Series 2006-1, Class 2A1, 5.60%, 02/25/36 . 155 152,312
MFA Trust
(b)
Series 2022-CHM1, Class M1, 4.57%,
09/25/56
(a)
..................... 4,000 3,600,484
Series 2023-NQM2, Class A1, 4.40%,
03/25/68
(d)
..................... 9,605 9,511,931
Series 2025-NQM3, Class B1, 6.93%,
08/25/70
(a)
..................... 1,500 1,503,265
Series 2025-NQM3, Class M1, 6.13%,
08/25/70
(a)
..................... 632 635,632
Mill City Mortgage Loan Trust, Series 2023-
NQM1, Class A1, 6.05%, 10/25/67
(b) (d)
..... 3,753 3,752,762
New Residential Mortgage Loan Trust, Series
2025-NQM1, Class B2, 7.03%, 01/25/65
(a) (b)
. 1,577 1,531,993
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
............... 205 190,095
PRPM LLC
(b)(d)
Series 2025-RCF4, Class A3, 4.50%,
08/25/55 ...................... 583 562,370
Series 2025-RCF4, Class M1A, 4.50%,
08/25/55 ...................... 700 665,670
Series 2025-RCF4, Class M2, 4.50%,
08/25/55 ...................... 667 612,140
PRPM Trust, Series 2025-NQM3, Class B1,
6.94%, 05/25/70
(a) (b)
................. 3,012 3,013,776
Rain City Mortgage Trust, Series 2024-RTL1,
Class A1, 6.53%, 09/25/29
(a) (b)
.......... 5,000 5,053,834
RALI Trust, Series 2007-QS4, Class 3A2, 6.00%,
03/25/37 ........................ 103 85,925
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .... 308 105,584
RFMSI Trust, Series 2007-S7, Class A20, 6.00%,
07/25/37 ........................ 29 23,537
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM3, Class B1, 7.24%,
05/25/65
(a) (b)
...................... 2,001 2,012,857
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b) (d)
..... 12,587 12,514,300
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3, Class 3A1, 4.82%, 04/25/47
(a)
180 67,337

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Structured Asset Mortgage Investments II Trust
(a)
Series 2006-AR2, Class A1, (1-mo. CME Term
SOFR at 0.46% Floor and 10.50% Cap +
0.57%), 4.57%, 02/25/36 ........... USD 332 $ 312,281
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.49%, 06/25/36 ....... 6,103 5,446,148
Series 2006-AR6, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.49%, 07/25/46 ....... 7,654 5,453,826
Series 2007-AR4, Class GA4B, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.47%, 09/25/47 ................. 1,421 1,324,500
Verus Securitization Trust
(b)
Series 2022-3, Class A1, 4.13%, 02/25/67
(d)
. 8,362 8,072,945
Series 2023-2, Class B1, 7.44%, 03/25/68
(a)
. 1,000 1,003,862
Series 2025-4, Class B2, 7.44%, 05/25/70
(a)
. 500 496,877
Series 2025-7, Class B1, 6.62%, 08/25/70
(a)
. 1,000 997,013
Series 2025-7, Class B2, 7.51%, 08/25/70
(a)
. 707 703,830
Series 2025-8, Class B1, 6.48%, 09/25/70 .. 1,338 1,346,782
Series 2025-8, Class B2, 7.52%, 09/25/70
(a)
. 1,967 1,974,995
Series 2025-INV1, Class B2, 7.31%,
02/25/70
(a)
..................... 2,094 2,075,398
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a) (b)
.......... 2,800 2,799,263
Washington Mutual Mortgage Pass-Through
Certificates Trust
Series 2006-8, Class A5, 4.12%, 10/25/36
(d)
. 962 320,965
Series 2006-AR5, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.98% Floor + 0.98%), 5.09%,
06/25/46
(a)
..................... 2,635 2,160,317
Series 2006-AR8, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.85% Floor + 0.85%), 4.96%,
10/25/46
(a)
..................... 3,977 3,519,709
Series 2007-OA5, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.75% Floor + 0.75%), 4.86%,
06/25/47
(a)
..................... 4,318 3,664,476
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.84% Floor + 0.84%),
4.95%, 05/25/47
(a)
................ 2,000 1,753,991
Series 2007-OA6, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.81% Floor + 0.81%), 4.92%,
07/25/47
(a)
..................... 2,280 1,948,255
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust, Series 2007-OA1,
Class 2A, (Federal Reserve US 12 Month
Cumulative Average 1 Year CMT at 0.72%
Floor + 0.72%), 4.83%, 12/25/46
(a)
....... 3,368 2,788,681
344,118,272
Commercial Mortgage-Backed Securities — 6.1%
1301 Trust, Series 2025-1301, Class A, 5.06%,
08/11/42
(a) (b)
...................... 4,683 4,752,068
1345T, Series 2025-AOA, Class E, (1-mo. CME
Term SOFR at 4.50% Floor + 4.50%), 8.53%,
06/15/42
(a) (b)
...................... 1,767 1,780,818
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 6.50%, 09/15/34
(a) (b)
. 1,564 1,524,900
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
ARES Commercial Mortgage Trust, Series 2024-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 5.72%, 07/15/41
(a) (b)
. USD 1,270 $ 1,272,381
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.48%,
10/15/34
(a) (b)
...................... 13,280 13,288,300
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 6.31%, 04/15/35
(a) (b)
...... 3,467 3,421,496
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.25%),
6.28%, 12/15/36 ................. 3,624 3,442,800
Series 2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.68%, 08/15/42 ................. 2,377 2,382,111
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 5.97%, 12/10/41 15,300 15,825,229
Series 2024-MAR, Class C, 7.52%, 12/10/41 4,470 4,658,846
BAMLL Trust
(a)(b)
Series 2024-BHP, Class A, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.38%,
08/15/39 ...................... 17,580 17,613,219
Series 2025-ASHF, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.88%,
02/15/42 ...................... 8,893 8,904,116
BANK, Series 2020-BN26, Class AS, 2.69%,
03/15/63 ........................ 2,091 1,873,493
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.83%, 05/15/35
(a) (b)
........... 1,900 1,903,310
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.11% Cap +
0.58%), 4.57%, 08/25/35 ........... 1,680 1,636,297
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.80% Cap +
0.59%), 4.59%, 11/25/35 ............ 410 399,469
Series 2007-1, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.44%), 4.44%,
03/25/37 ...................... 1,243 1,191,023
Series 2007-3, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.55%), 4.54%,
07/25/37 ...................... 2,005 1,901,574
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 4.78%,
09/25/37 ...................... 488 462,624
Series 2007-6A, Class A4A, (1-mo. CME Term
SOFR at 0.00% Floor + 2.36%), 6.36%,
12/25/37 ...................... 1,111 992,971
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(a) (b)
........... 1,140 979,854
BFLD Commercial Mortgage Trust
(a)(b)
Series 2025-5MW, Class A, 4.67%, 10/10/42 3,203 3,200,675
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.46%,
11/15/42 ...................... 6,704 6,712,380
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 5.92%, 07/15/41
(a) (b)
........... 2,830 2,839,728
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
7.85%, 10/15/35
(a) (b)
................. 2,433 30,391
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 5.88%, 08/15/42
(a) (b)
. 4,747 4,758,868

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 5.40%,
06/15/41
(a) (b)
...................... USD 4,710 $ 4,712,944
BOCA Commercial Mortgage Trust, Series 2024-
BOCA, Class A, (1-mo. CME Term SOFR at
1.92% Floor + 1.92%), 5.95%, 08/15/41
(a) (b)
. 5,905 5,923,453
BPR Trust
(a)(b)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 5.20%,
09/15/38 ...................... 1,900 1,899,110
Series 2021-TY, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 7.75%,
09/15/38 ...................... 4,495 4,444,671
BWAY Mortgage Trust, Series 2013-1515, Class
D, 3.63%, 03/10/33
(b)
................ 3,600 3,222,647
BX Commercial Mortgage Trust
(a)(b)
Series 2021-NWM, Class A, (1-mo. CME Term
SOFR at 0.91% Floor + 1.02%), 5.06%,
02/15/33 ...................... 12,383 12,344,956
Series 2021-NWM, Class B, (1-mo. CME Term
SOFR at 2.15% Floor + 2.26%), 6.30%,
02/15/33 ...................... 7,261 7,243,375
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
8.40%, 02/15/33 ................. 4,795 4,790,068
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 6.39%,
10/15/38 ...................... 6,300 6,292,125
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 5.79%,
12/09/40 ...................... 2,950 2,952,722
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.53%,
10/15/41 ...................... 8,920 8,931,526
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.72%,
08/15/39 ...................... 18,059 18,081,780
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
6.91%, 10/15/41 ................. 7,280 7,298,200
Series 2024-BRBK, Class C, (1-mo. CME
Term SOFR at 4.87% Floor + 4.87%),
8.91%, 10/15/41 ................. 1,424 1,424,760
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.32%, 12/15/39 ................. 3,885 3,889,700
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.67%, 05/15/41 ................. 2,484 2,485,068
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.47%,
02/15/39 ...................... 4,170 4,173,097
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.57%, 06/15/37 ................. 3,254 3,255,869
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.42%, 11/15/41 . CAD 4,518 3,229,032
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.47%,
02/15/39 ...................... USD 8,875 8,885,735
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.42%,
03/15/41 ...................... 4,537 4,539,882
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.48%, 04/15/40 ................. 7,641 7,641,228
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-SPOT, Class B, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%),
5.78%, 04/15/40 ................. USD 1,997 $ 1,999,158
BX Trust
(a)(b)
Series 2021-ARIA, Class A, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 5.05%,
10/15/36 ...................... 1,890 1,887,047
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
4.95%, 02/15/36 ................. 1,880 1,878,892
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.15%, 02/15/36 ................. 1,765 1,764,985
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.15%, 02/15/36 ................. 5,638 5,638,652
Series 2022-LBA6, Class A, (1-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 5.03%,
01/15/39 ...................... 6,710 6,701,662
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
4.88%, 01/15/39 ................. 2,180 2,177,275
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
6.72%, 05/15/38 ................. 8,500 8,505,313
Series 2024-PAT, Class C, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.47%,
03/15/41 ...................... 2,615 2,624,668
Series 2024-PAT, Class D, (1-mo. CME Term
SOFR at 5.39% Floor + 5.39%), 9.42%,
03/15/41 ...................... 1,200 1,207,884
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.52%,
06/15/41 ...................... 7,780 7,779,992
Series 2025-LIFE, Class A, 5.88%, 06/13/47 2,852 2,935,881
Series 2025-OMG, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.50%,
10/15/27 ...................... 1,779 1,780,113
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.48%,
03/15/42 ...................... 3,798 3,796,813
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37 . 2,800 2,310,061
Series 2021-601L, Class D, 2.78%, 01/15/44 3,863 3,117,707
CFSP Mortgage Trust, Series 2024-AHP1, Class
A, 6.50%, 04/15/37 ................. 4,262 4,131,034
Citigroup Commercial Mortgage Trust, Series
2016-C1, Class C, 4.95%, 05/10/49
(a)
..... 2,870 2,827,038
COAST Commercial Mortgage Trust
(a)(b)
Series 2023-2HTL, Class A, (1-mo. CME Term
SOFR at 2.59% Floor + 2.59%), 6.62%,
08/15/36 ...................... 1,750 1,748,911
Series 2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.47%,
08/15/36 ...................... 8,900 8,894,457
Commercial Mortgage Trust
(b)
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)
..................... 1,321 982,381
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
5.87%, 06/15/41
(a)
................ 4,380 4,363,575
Series 2025-167G, Class A, 5.50%, 08/10/40 2,531 2,541,380
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.67%, 08/15/41
(a) (b)
................. 1,900 1,897,625

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CSMC Trust, Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor + 3.44%),
7.47%, 02/15/27
(a) (b) (f)
................ USD 8,800 $ 8,742,885
DBC Mortgage Trust
(a)(b)
Series 2025-DBC, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.40%,
06/15/38 ...................... 4,792 4,797,990
Series 2025-DBC, Class C, (1-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 6.10%,
06/15/38 ...................... 4,162 4,169,804
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 5.92%,
08/15/34
(a) (b)
...................... 12,500 12,500,000
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.77%, 04/15/37
(a) (b)
........... 3,040 3,036,200
DGWD Trust, Series 2025-INFL, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.63%, 08/15/35
(a) (b)
................. 5,197 5,219,433
DK Trust, Series 2025-LXP, Class A, (1-mo. CME
Term SOFR at 1.59% Floor + 1.59%), 5.62%,
08/15/37
(a) (b)
...................... 1,214 1,215,138
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a) (b)
...................... 9,400 9,615,511
Extended Stay America Trust, Series 2025-ESH,
Class A, (1-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.45%, 10/15/42
(a) (b)
...... 7,158 7,171,421
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.48%,
12/15/39
(a) (b)
...................... 10,700 10,713,254
FS Trust, Series 2024-HULA, Class A, (1-mo.
CME Term SOFR at 1.81% Floor + 1.81%),
5.84%, 08/15/39
(a) (b)
................. 1,750 1,754,922
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 5.72%, 05/15/41 .. 7,190 7,203,481
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.57%, 03/15/39 ................. 5,660 5,670,613
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2023-FUN, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 6.12%,
03/15/28 ...................... 8,480 8,506,500
Series 2023-SHIP, Class E, 7.43%, 09/10/38 8,600 8,626,191
GSMS Trust, Series 2024-FAIR, Class A, 5.88%,
07/15/29
(a) (b)
...................... 2,253 2,317,030
Harvest Commercial Capital Loan Trust, Series
2019-1, Class M4, 4.64%, 09/25/46
(a) (b)
.... 3,150 3,072,877
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
5.87%, 10/15/41
(a) (b)
................. 2,473 2,480,715
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.57%, 05/15/37
(a) (b)
. 1,525 1,525,953
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.30%, 10/15/36
(a) (b)
........... 8,500 8,415,000
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(a) (b)
........... 6,550 6,802,317
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A, 5.47%, 01/13/40
(a) (b)
...... 8,310 8,603,253
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, 2.85%, 09/06/38 4,787 4,696,434
Series 2022-OPO, Class D, 3.45%, 01/05/39 2,409 1,943,265
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-OMNI, Class A, 5.80%, 10/05/39 USD 4,710 $ 4,792,469
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.65%, 06/15/39
(a) (b)
. 8,750 8,760,938
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.57%, 12/15/39
(a) (b)
. 11,195 11,187,565
KSL Trust,   (1-mo. CME Term SOFR + 4.09%),
8.12%, 06/15/30
(a) (b)
................. 2,000 2,007,059
LBA Trust, Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor + 1.59%),
5.62%, 06/15/39
(a) (b)
................. 15,172 15,181,431
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.42%, 08/17/42
(a) (b)
...... 8,940 8,933,571
MHP Commercial Mortgage Trust
(a)(b)
Series 2021-STOR, Class J, (1-mo. CME
Term SOFR at 3.95% Floor + 4.06%),
8.10%, 07/15/38 ................. 1,277 1,268,061
Series 2025-MHIL2, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.53%, 09/15/40 ................. 5,928 5,920,164
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 4.86%, 07/15/51 . 1,440 1,342,819
Series 2018-MP, Class E, 4.28%, 07/11/40
(b)
2,112 1,593,497
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(b)
..................... 3,534 3,474,883
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.54%, 10/15/40
(a) (b)
. 7,744 7,746,420
NYC Commercial Mortgage Trust, Series 2025-
3BP, Class A, (1-mo. CME Term SOFR at
1.21% Floor + 1.21%), 5.25%, 02/15/42
(a) (b)
. 3,197 3,177,019
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.02%, 08/15/29
(a) (b)
................. 6,179 6,198,784
Olympic Tower Mortgage Trust, Series 2017-OT,
Class E, 3.95%, 05/10/39
(a) (b)
........... 4,300 3,673,360
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.52%, 12/15/39
(a) (b)
................. 8,630 8,638,091
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.34%, 08/10/42
(a) (b)
........ 4,662 4,739,369
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
5.92%, 06/15/39
(a) (b)
................. 2,850 2,852,672
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class G, (1-mo. CME Term SOFR at
4.35% Floor + 4.46%), 8.50%, 07/15/38
(a) (b)
. 1,400 249,868
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.77%, 04/15/41
(a) (b)
........... 1,830 1,828,859
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
5.98%, 10/15/41
(a) (b)
................. 6,600 6,604,125
SHRN Trust, Series 2025-MF18, Class A, (1-mo.
CME Term SOFR at 1.20% Floor + 1.20%),
5.30%, 10/15/40
(a) (b)
................. 7,200 7,200,000
SREIT Trust, Series 2021-MFP2, Class A, (1-mo.
CME Term SOFR at 0.82% Floor + 0.94%),
4.97%, 11/15/36
(a) (b)
................. 4,710 4,704,175
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.28%, 12/15/39
(a) (b)
. 10,900 10,900,000
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
....................... 2,410 2,439,227

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust
(b)
Series 2022-1, Class M4, 5.20%, 02/25/52
(a)
USD 4,748 $ 4,070,239
Series 2023-1, Class M5, 9.64%, 01/25/53
(a)
2,084 1,995,214
Series 2023-3, Class M2, 8.27%, 08/25/53
(a)
1,048 1,051,458
Series 2023-3, Class M3, 9.32%, 08/25/53
(a)
833 853,940
Series 2024-5, Class M3, 6.76%, 10/25/54
(a)
3,034 3,039,363
Series 2024-5, Class M4, 9.53%, 10/25/54
(a)
4,056 4,093,209
Series 2025-1, Class M3, 7.33%, 02/25/55
(a)
3,995 4,054,069
Series 2025-1, Class M4, 10.15%, 02/25/55
(a)
1,383 1,402,163
Series 2025-3, Class M3, 7.38%, 06/25/55
(a)
623 638,500
Series 2025-4, Class M2, 6.17%, 09/25/55
(a)
1,243 1,239,204
Series 2025-4, Class M3, 6.31%, 09/25/55
(a)
723 720,440
Series 2025-4, Class M4, 9.35%, 09/25/55
(a)
994 990,531
Series 2025-4, Class M5, 10.06%, 09/25/55
(a)
830 757,007
Series 2025-RTL1, Class A1, 6.80%,
03/25/30
(d)
..................... 3,000 3,032,684
VTR Commercial Mortgage Trust, Series 2025-
STEM, Class A, 5.20%, 10/13/39
(a) (b)
...... 5,413 5,433,347
Wells Fargo Commercial Mortgage Trust
(a)
Series 2016-C37, Class C, 4.46%, 12/15/49 . 2,803 2,698,570
Series 2016-LC25, Class C, 4.33%, 12/15/59 8,320 7,999,201
Series 2016-NXS5, Class B, 4.91%, 01/15/59 1,875 1,827,949
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 6.82%,
11/15/27
(a) (b)
...................... 3,005 3,027,530
642,042,624
Interest Only Collateralized Mortgage Obligations — 0.0%
Barclays Mortgage Loan Trust
(a)(b)
Series 2025-NQM1, Class XS, 0.00%,
01/25/65 ...................... 17,686 670,872
Series 2025-NQM2, Class XS2, 0.00%,
05/25/65 ...................... 18,642 500,189
1,171,061
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.83%,
08/10/35 ...................... 65,792 691,203
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 ...................... 35,000 103,005
Commercial Mortgage Trust, Series 2014-UBS5,
Class XB2, 0.81%, 09/10/47
(b)
.......... 12,675 94,586
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 0.40%, 09/15/47 361 4
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class XC, 0.75%, 12/15/49
(b)
40,477 227,906
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.87%, 03/10/50
(b)
...... 30,747 213,541
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.06%,
10/15/48
(b)
....................... 12,675 123,217
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.53%, 03/15/49
(b)
...... 13,600 276,187
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.20%, 04/10/37 40,610 116,096
Series 2017-75B, Class XB, 0.03%, 04/10/37 27,000 19,540
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.23%,
08/15/49
(b)
..................... 11,784 108,545
Series 2016-LC25, Class XA, 0.81%,
12/15/59 ...................... 16,704 91,574
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust, Series
2014-C20, Class XB, 0.32%, 05/15/47 .... USD 41,355 $ 11,075
2,076,479
Total Non-Agency Mortgage-Backed Securities — 9 .4%
(Cost: $ 996,147,687 ) .............................. 989,408,436
Preferred Securities
Capital Trusts — 0.1%
Banks — 0.0%
PNC Financial Services Group, Inc. (The) , Series
W , (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25%
(a) (k)
. 162 166,222
Consumer Finance — 0.0%
General Motors Financial Co., Inc. , Series C ,
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.00%), 5.70%
(a) (k)
.... 1,079 1,082,446
Electric Utilities — 0.1%
(a)(k)
Edison International , Series A , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38% ............. 4,708 4,661,284
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
.................. 1,535 1,684,652
6,345,936
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (k)
....................... 1,725 1,742,098
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a) (k)
........... 1,048 1,052,406
Total Capital Trusts — 0 .1%
(Cost: $ 10,044,791 ) ............................... 10,389,108
Shares
Shares
Preferred Stocks — 0.1%
Chemicals — 0.0%
FUCHS SE (Preference) ................ 9,040 404,672
Household Products — 0.1%
Henkel AG & Co. KGaA (Preference) ........ 68,193 5,524,512
IT Services — 0.0%
(e)(f)
Veritas Newco ....................... 2,876 67,590
Veritas Newco, Series G-1 ............... 1,987 46,685
114,275
Machinery — 0.0%
Jungheinrich AG (Preference) ............ 25,005 893,633
Total Preferred Stocks — 0 .1%
(Cost: $ 6,972,751 ) ............................... 6,937,092
Total Preferred Securities — 0 .2%
(Cost: $ 17,017,542 ) ............................... 17,326,200

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class CFX ,
3.66% , 04/25/28
(a) (b)
................. USD 4,627 $ 4,316,670
Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association ,
2.02% , 05/01/30 ................... 3,831 3,498,954
Total U.S. Government Sponsored Agency Securities — 0 .1%
(Cost: $ 8,048,212 ) ............................... 7,815,624
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(e) (f)
1,841 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 96.0%
(Cost: $ 9,740,398,279 ) ............................ 10,138,786,344
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Foreign Government Obligations — 0.0%
Brazil — 0.0%
Letras do Tesouro Nacional Treasury Bills 0.00% ,
04/01/26
(s)
....................... BRL 24 $ 4,218,811
Total Foreign Government Obligations — 0.0%
(Cost: $ 4,221,482 ) ............................... 4,218,811
Shares
Shares
Money Market Funds — 12.1%
(r)(t)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(u)
................... 318,298,936 318,458,085
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.94% ..................... 957,265,039 957,265,039
Total Money Market Funds — 12 .1%
(Cost: $ 1,275,707,816 ) ............................ 1,275,723,124
Total Short-Term Securities — 12.1%
(Cost: $ 1,279,929,298 ) ............................ 1,279,941,935
Total Investments — 108 .1%
(Cost: $ 11,020,327,577 ) ............................ 11,418,728,279
Liabilities in Excess of Other Assets — (8.1) % ............. (854,351,520)
Net Assets — 100.0% ...............................
$ 10,564,376,759
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
All or a portion of this security is on loan.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $13,241,304, representing 0.13% of its net assets as of period end, and an original cost of $12,335,640.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Rounds to less than 1,000.
(p)
All or a portion of the security is held by a wholly-owned subsidiary.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Affiliate of the Fund.
(s)
Rates are discount rates or a range of discount rates as of period end.
(t)
Annualized 7-day yield as of period end.
(u)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 256,829,462 $ 61,595,254
(a)
$ — $ 32,811 $ 558 $ 318,458,085 318,298,936 $ 184,462
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 652,613,416 304,651,623
(a)
— — — 957,265,039 957,265,039 5,844,871 —
iShares 1-5 Year Investment
Grade Corporate Bond ETF 199,780,796 — (169,475,392) 1,606,829 (969,607) 30,942,626 583,713 970,657 —
iShares 5-10 Year Investment
Grade Corporate Bond ETF 219,135,324 — — — 3,793,123 222,928,447 4,122,960 2,595,964 —
iShares Core 1-5 Year USD
Bond ETF
(c)
.......... 55,124,727 — (55,212,225) 393,634 (306,136) — — 193,198 —
iShares Core Dividend Growth
ETF ................ 304,953,227 — (300,060,633) 21,843,738 (11,237,686) 15,498,646 227,620 205,274 —
iShares Core MSCI Emerging
Markets ETF .......... — 213,010,346 — — 3,327,044 216,337,390 3,168,850 — —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 213,066,320 — — — 1,113,310 214,179,630 2,650,738 3,098,996 —
$ 23,877,012 $ (4,279,394) $ 1,975,609,863 $ 13,093,422 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 4,232 12/08/25 $ 631,166 $ 7,381,221
JPY Currency ............................................................ 4,038 12/15/25 328,920 (16,480,434)
MSCI Emerging Markets Index ................................................. 46 12/19/25 3,237 140,995
S&P 500 E-Mini Index ....................................................... 67 12/19/25 23,028 (65,676)
U.S. Treasury Ultra Bond ..................................................... 1,470 12/19/25 178,467 6,436,898
U.S. Treasury 5-Year Note .................................................... 15,086 12/31/25 1,648,263 232,164
(2,354,832)
Short Contracts
U.S. Treasury 10-Year Note ................................................... 1,564 12/19/25 176,317 989,042
U.S. Treasury 10-Year Ultra Note ............................................... 107 12/19/25 12,365 (2,237)
U.S. Treasury Long Bond ..................................................... 55 12/19/25 6,459 29,097
U.S. Treasury Ultra Bond ..................................................... 20 12/19/25 2,428 (63,271)
952,631
$ (1,402,201)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,034,104 CHF 2,430,000 Deutsche Bank AG 11/13/25 $ 11,050
USD 315,007 EUR 270,000 Bank of America NA 11/13/25 3,618
USD 386,394,013 EUR 333,160,000 Deutsche Bank AG 11/13/25 2,162,743
USD 581,724 EUR 500,000 UBS AG 11/13/25 5,076
USD 66,180,656 GBP 49,620,000 Citibank NA 11/13/25 993,445
USD 239,259 GBP 180,000 UBS AG 11/13/25 2,788
CLP 503,162,660 USD 533,000 JPMorgan Chase Bank NA 11/26/25 920
COP 2,078,843,910 USD 533,000 HSBC Bank plc 11/26/25 4,543
PEN 905,863 USD 266,000 JPMorgan Chase Bank NA 11/26/25 2,895
USD 3,135,272 CAD 4,321,000 Bank of New York Mellon 12/17/25 47,432
USD 175,657 CAD 242,287 Toronto Dominion Bank 12/17/25 2,516
USD 1,176,869 CNY 8,353,503 State Street Bank and Trust Co. 12/17/25 644
USD 6,637,633 EUR 5,613,000 JPMorgan Chase Bank NA 12/17/25 151,698
USD 232,847 EUR 197,594 Societe Generale SA 12/17/25 4,523
USD 22,688,652 EUR 19,212,000 Toronto Dominion Bank 12/17/25 488,791
USD 340,959 GBP 251,477 Goldman Sachs International 12/17/25 10,576
USD 1,780,063 GBP 1,321,000 Toronto Dominion Bank 12/17/25 44,572
USD 4,109,223 MXN 76,651,484 State Street Bank and Trust Co. 12/17/25 2,314
USD 3,188,841 ZAR 55,302,532 Morgan Stanley & Co. International plc 12/17/25 8,679
AUD 2,090,000 USD 1,357,565 Deutsche Bank AG 01/15/26 10,879
AUD 1,193,000 USD 774,196 UBS AG 01/15/26 6,930
CAD 598,000 USD 427,644 Deutsche Bank AG 01/15/26 341
GBP 3,000 USD 3,932 Bank of New York Mellon 01/15/26 8
HKD 263,000 USD 33,858 Bank of New York Mellon 01/15/26 20
HKD 675,000 USD 86,942 UBS AG 01/15/26 8
USD 505,282 CAD 704,000 Deutsche Bank AG 01/15/26 1,433
USD 238,151 EUR 203,000 Barclays Bank plc 01/15/26 3,193
USD 62,968 EUR 54,000 Citibank NA 01/15/26 467
USD 8,044,794 EUR 6,887,000 Deutsche Bank AG 01/15/26 73,578
USD 59,998 GBP 45,000 Barclays Bank plc 01/15/26 880
USD 35,857 GBP 27,000 Citibank NA 01/15/26 386
USD 2,000,635 GBP 1,501,000 UBS AG 01/15/26 28,722
USD 90,690 HKD 704,000 Bank of New York Mellon 01/15/26 5
USD 559,766 JPY 83,756,000 Deutsche Bank AG 01/15/26 12,235
USD 121,276 JPY 18,286,000 UBS AG 01/15/26 1,737
USD 769,596 KRW 1,091,505,000 Bank of New York Mellon 01/15/26 3,344

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 7,753,745 EUR 6,634,047 Barclays Bank plc 01/16/26 $ 74,913
USD 655,487 EUR 561,952 Citibank NA 01/16/26 5,034
USD 330,061 EUR 281,821 Standard Chartered Bank 01/16/26 3,856
USD 5,254,099 EUR 4,495,458 State Street Bank and Trust Co. 01/16/26 50,657
4,227,449
EUR 213,000 USD 247,327 Barclays Bank plc 11/10/25 (1,718)
EUR 2,140,000 USD 2,502,384 Goldman Sachs International 11/13/25 (34,335)
MXN 49,515,975 USD 2,664,000 JPMorgan Chase Bank NA 11/26/25 (4,991)
ZAR 55,369,888 USD 3,197,000 Bank of America NA 11/26/25 (8,271)
BRL 14,429,742 USD 2,664,000 HSBC Bank plc 12/02/25 (1,194)
USD 1,406,851 COP 5,464,772,626 JPMorgan Chase Bank NA 12/17/25 (2,268)
USD 620,478 PEN 2,115,830 JPMorgan Chase Bank NA 12/17/25 (7,176)
CAD 14,000 USD 10,038 Barclays Bank plc 01/15/26 (18)
CAD 5,295,000 USD 3,797,768 UBS AG 01/15/26 (8,166)
CHF 2,066,000 USD 2,606,098 Deutsche Bank AG 01/15/26 (16,485)
EUR 532,000 USD 618,600 Bank of America NA 01/15/26 (2,848)
EUR 420,000 USD 490,782 Bank of New York Mellon 01/15/26 (4,662)
EUR 364,000 USD 425,498 Bank of New York Mellon 01/15/26 (4,194)
EUR 930,000 USD 1,086,382 Barclays Bank plc 01/15/26 (9,973)
HKD 3,957,000 USD 509,738 UBS AG 01/15/26 (19)
JPY 108,194,000 USD 718,886 Bank of New York Mellon 01/15/26 (11,599)
NZD 3,636,000 USD 2,091,500 UBS AG 01/15/26 (4,212)
SGD 435,000 USD 337,473 Bank of America NA 01/15/26 (1,435)
USD 534,978 HKD 4,157,000 Bank of New York Mellon 01/15/26 (504)
USD 4,300,428 BRL 24,000,000 Deutsche Bank AG 04/02/26 (8,794)
(132,862)
$ 4,094,587
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 45.V1 ..................... 5 .00 % Quarterly 12/20/30 USD 4,290 $ (335,551) $ (316,406) $ (19,145)
Markit CDX North American Investment Grade
Index Series 45.V1 ................ 1 .00 Quarterly 12/20/30 USD 27,609 (640,055) (620,603) (19,452)
$ (975,606) $ (937,009) $ (38,597)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Verizon Communications,
Inc. ............. 1 .00 % Quarterly 06/20/29 BBB+ USD 7,197 $ 141,142 $ 102,717 $ 38,425
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.17% At Termination N/A 01/03/28 BRL 7,319 $ 1,501 $ — $ 1,501
1-week
CNREPOFIX_
CFXS Quarterly 1.52% Quarterly 12/17/25
(a)
12/17/28 CNY 15,557 — — —
$ 1,501 $ — $ 1,501
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Toll Brothers Finance Corp. ... 1 .00 % Quarterly Bank of America NA 06/20/30 USD 128 $ (1,407) $ 53 $ (1,460)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 190 (2,089) 156 (2,245)
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 344 (4,165) (4,146) (19)
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 344 (4,170) (3,838) (332)
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 861 (10,424) (9,983) (441)
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 335 (4,056) (3,400) (656)
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 335 (4,056) (3,400) (656)
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 1,664 (20,146) (19,250) (896)
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 704 (8,523) (7,467) (1,056)
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 2,865 (34,687) (31,940) (2,747)
Markit CDX North American High
Yield Index Series 45.V1 ... 5 .00 Quarterly Goldman Sachs International 12/20/30 USD 4,352 (653,637) (653,428) (209)
Markit CDX North American High
Yield Index Series 45.V1 ... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 16,964 (2,547,845) (2,548,704) 859
$ – $ – $ –
$ (3,295,205) $ (3,285,347) $ (9,858)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 360 $ 4,637 $ 6,010 $ (1,373)
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 800 15,437 (7,649) 23,086
Prudential Financial, Inc. . 1 .00 Quarterly Bank of America NA 06/20/26 A USD 4,810 30,616 23,982 6,634
TK Elevator Holdco GmbH 5 .00 Quarterly
Goldman Sachs
International 12/20/26 NR EUR 476 29,805 5,438 24,367
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 1,090 91,655 87,858 3,797
ADLER Real Estate GmbH 5 .00 Quarterly Bank of America NA 12/20/27 NR EUR 304 20,812 (26,081) 46,893
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 183 12,509 (14,701) 27,210
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 513 35,162 (41,320) 76,482
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 NR EUR 149 10,203 (12,342) 22,545
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 NR EUR 312 21,352 (26,574) 47,926
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 226 15,481 (19,209) 34,690
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,883 1,758 1,125
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,883 1,753 1,130

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
AT&T, Inc. ........... 1 .00 % Quarterly Bank of America NA 06/20/29 BBB USD 650 $ 12,491 $ 6,880 $ 5,611
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 303 39,619 34,056 5,563
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 16,998 14,286 2,712
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 144 18,829 16,176 2,653
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 16,997 14,195 2,802
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 216 28,299 23,910 4,389
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 342 44,718 38,214 6,504
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 650 11,683 4,567 7,116
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 137 2,462 920 1,542
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 206 3,703 1,182 2,521
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 136 2,444 1,010 1,434
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 206 3,703 1,668 2,035
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 147 2,642 760 1,882
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 218 3,918 1,619 2,299
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 282 5,751 3,835 1,916
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 393 8,014 5,574 2,440
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 2,140 341,109 243,590 97,519
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 887 141,385 140,315 1,070
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 374 70,562 61,186 9,376
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 371 69,903 48,190 21,713
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 12/20/30 BBB- USD 1,704 29,869 25,708 4,161
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 240 25,462 29,723 (4,261)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 470 49,862 58,422 (8,560)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 470 49,862 58,881 (9,019)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 120 12,731 15,247 (2,516)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 470 49,862 59,604 (9,742)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 280 29,705 35,119 (5,414)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 250 26,523 32,179 (5,656)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 240 25,462 29,856 (4,394)
CCO Holdings LLC .... 5 .00 Quarterly
Goldman Sachs
International 12/20/30 BB- USD 1,760 186,719 214,874 (28,155)
CCO Holdings LLC .... 5 .00 Quarterly
Goldman Sachs
International 12/20/30 BB- USD 630 66,837 77,935 (11,098)
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- USD 230 24,401 28,005 (3,604)
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 2,659 328,097 263,581 64,516
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/30 BB USD 1,124 6,383 129 6,254
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Goldman Sachs
International 12/20/30 BB USD 180 1,022 21 1,001
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB USD 120 681 14 667
$ 2,052,143 $ 1,570,354 $ 481,789
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/25 USD 7,000 $ 162,215 $ (21,033) $ 183,248
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 2,000 45,190 (11,344) 56,534
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 28,000 (40,657) (255,209) 214,552
$ 166,748 $ (287,586) $ 454,334
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .06%
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .20
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .50
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,095,824,358 $ — $ 1,095,824,358
Common Stocks
Aerospace & Defense .................................... 26,957,157 21,458,269 — 48,415,426
Air Freight & Logistics .................................... 3,074,268 — — 3,074,268
Automobile Components .................................. 4,174,257 5,321,211 — 9,495,468
Automobiles .......................................... 4,387,699 21,717,095 — 26,104,794
Banks ............................................... 94,828,287 84,004,977 109 178,833,373

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Beverages ........................................... $ 25,967,512 $ 5,803,987 $ — $ 31,771,499
Broadline Retail ........................................ 36,535,085 — — 36,535,085
Building Products ....................................... 22,169,686 6,399,361 — 28,569,047
Capital Markets ........................................ 61,287,087 3,057,982 — 64,345,069
Chemicals ............................................ 27,298,546 16,141,633 — 43,440,179
Commercial Services & Supplies ............................. 8,593,353 12,232,209 — 20,825,562
Communications Equipment ................................ 6,952,790 3,137,204 — 10,089,994
Construction & Engineering ................................ 4,593,490 23,819,469 — 28,412,959
Construction Materials .................................... — 14,506,825 — 14,506,825
Consumer Finance ...................................... 3,120,314 — — 3,120,314
Consumer Staples Distribution & Retail ........................ 42,458,502 6,902,050 — 49,360,552
Containers & Packaging .................................. 7,875,364 — — 7,875,364
Diversified Consumer Services .............................. 9,722,819 — — 9,722,819
Diversified REITs ....................................... 4,313,806 4,206,070 — 8,519,876
Diversified Telecommunication Services ........................ 13,240,137 19,767,691 — 33,007,828
Electric Utilities ........................................ 135,725,016 20,476,956 — 156,201,972
Electrical Equipment ..................................... 25,757,330 8,563,301 — 34,320,631
Electronic Equipment, Instruments & Components ................. 7,455,533 5,434,293 — 12,889,826
Energy Equipment & Services .............................. 7,800,884 — — 7,800,884
Entertainment ......................................... 1,090,499 — — 1,090,499
Financial Services ...................................... 28,902,296 1,228,110 521,289 30,651,695
Food Products ......................................... 17,017,939 8,959,555 — 25,977,494
Gas Utilities ........................................... 2,280,270 6,402,344 — 8,682,614
Ground Transportation ................................... 56,334,088 5,604,350 — 61,938,438
Health Care Equipment & Supplies ........................... 58,296,229 3,790,502 — 62,086,731
Health Care Providers & Services ............................ 89,189,643 716,251 — 89,905,894
Health Care REITs ...................................... 23,312,495 — — 23,312,495
Hotel & Resort REITs .................................... — 2,195,992 — 2,195,992
Hotels, Restaurants & Leisure .............................. 5,873,938 4,374,741 — 10,248,679
Household Durables ..................................... 1,162,695 8,633,400 — 9,796,095
Household Products ..................................... 12,420,768 6,054,952 — 18,475,720
Independent Power and Renewable Electricity Producers ............ 1,998,539 — — 1,998,539
Industrial Conglomerates .................................. — 6,425,928 — 6,425,928
Industrial REITs ........................................ 23,419,945 19,155,358 — 42,575,303
Insurance ............................................ 30,607,093 32,022,720 — 62,629,813
Interactive Media & Services ............................... 68,656,167 — — 68,656,167
IT Services ........................................... 19,608,656 3,275,847 727,589 23,612,092
Leisure Products ....................................... 3,238,749 — — 3,238,749
Life Sciences Tools & Services .............................. 11,902,665 — — 11,902,665
Machinery ............................................ 56,800,717 27,033,548 — 83,834,265
Media ............................................... 9,921,908 5,695,923 544,110 16,161,941
Metals & Mining ........................................ 10,710,897 3,157,588 75 13,868,560
Multi-Utilities .......................................... 77,195,792 22,511,443 — 99,707,235
Office REITs .......................................... 12,889,985 1,498,613 — 14,388,598
Oil, Gas & Consumable Fuels ............................... 127,631,887 42,607,833 52 170,239,772
Passenger Airlines ...................................... — 1,478,237 — 1,478,237
Personal Care Products .................................. — 6,643,144 — 6,643,144
Pharmaceuticals ....................................... 29,274,098 101,814,072 — 131,088,170
Professional Services .................................... 29,106,758 12,511,934 — 41,618,692
Real Estate Management & Development ....................... — 22,290,119 8 22,290,127
Residential REITs ....................................... 19,201,815 2,797,022 — 21,998,837
Retail REITs .......................................... 23,256,180 2,930,325 — 26,186,505
Semiconductors & Semiconductor Equipment .................... 62,515,234 35,440,782 — 97,956,016
Software ............................................. 70,939,095 10,352,575 — 81,291,670
Specialized REITs ...................................... 62,954,764 7,304,131 — 70,258,895
Specialty Retail ........................................ 11,857,716 15,106,370 — 26,964,086
Technology Hardware, Storage & Peripherals .................... 40,775,514 20,406,930 — 61,182,444
Textiles, Apparel & Luxury Goods ............................ — 4,516,621 — 4,516,621
Tobacco ............................................. — 12,553,238 — 12,553,238
Trading Companies & Distributors ............................ 9,805,043 26,263,393 — 36,068,436
Transportation Infrastructure ............................... — 53,503,629 — 53,503,629
Water Utilities ......................................... 5,361,022 7,065,659 — 12,426,681
Wireless Telecommunication Services ......................... 5,760,011 734,404 3 6,494,418
Corporate Bonds
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Aerospace & Defense .................................... $ — $ 42,392,776 $ — $ 42,392,776
Air Freight & Logistics .................................... — 1,022,303 — 1,022,303
Automobile Components .................................. — 26,700,326 — 26,700,326
Automobiles .......................................... — 16,049,781 — 16,049,781
Banks ............................................... — 254,386,671 — 254,386,671
Beverages ........................................... — 935,887 — 935,887
Biotechnology ......................................... — 6,834,596 — 6,834,596
Broadline Retail ........................................ — 8,067,838 — 8,067,838
Building Products ....................................... — 19,189,923 — 19,189,923
Capital Markets ........................................ — 121,694,976 — 121,694,976
Chemicals ............................................ — 46,903,429 — 46,903,429
Commercial Services & Supplies ............................. — 43,354,115 — 43,354,115
Communications Equipment ................................ — 8,603,088 — 8,603,088
Construction & Engineering ................................ — 8,860,155 — 8,860,155
Construction Materials .................................... — 561,708 — 561,708
Consumer Finance ...................................... — 66,121,145 — 66,121,145
Consumer Staples Distribution & Retail ........................ — 17,831,375 — 17,831,375
Containers & Packaging .................................. — 37,353,578 — 37,353,578
Distributors ........................................... — 1,445,995 — 1,445,995
Diversified Consumer Services .............................. — 8,730,071 — 8,730,071
Diversified REITs ....................................... — 14,690,987 — 14,690,987
Diversified Telecommunication Services ........................ — 65,187,457 — 65,187,457
Electric Utilities ........................................ — 112,343,032 3,084,300 115,427,332
Electrical Equipment ..................................... — 1,945,017 — 1,945,017
Electronic Equipment, Instruments & Components ................. — 3,808,279 — 3,808,279
Energy Equipment & Services .............................. — 14,002,531 — 14,002,531
Entertainment ......................................... — 8,797,407 — 8,797,407
Financial Services ...................................... — 64,161,837 10,714,512 74,876,349
Food Products ......................................... — 20,313,616 — 20,313,616
Gas Utilities ........................................... — 1,920,938 — 1,920,938
Ground Transportation ................................... — 38,191,474 — 38,191,474
Health Care Equipment & Supplies ........................... — 13,708,894 — 13,708,894
Health Care Providers & Services ............................ — 72,239,356 — 72,239,356
Health Care REITs ...................................... — 15,298,409 — 15,298,409
Health Care Technology .................................. — 802,545 — 802,545
Hotel & Resort REITs .................................... — 8,037,436 — 8,037,436
Hotels, Restaurants & Leisure .............................. — 62,333,521 — 62,333,521
Household Durables ..................................... — 7,596,249 — 7,596,249
Household Products ..................................... — 130,148 — 130,148
Independent Power and Renewable Electricity Producers ............ — 14,429,631 — 14,429,631
Industrial Conglomerates .................................. — 13,983,137 — 13,983,137
Industrial REITs ........................................ — 1,574,072 — 1,574,072
Insurance ............................................ — 69,407,175 — 69,407,175
Interactive Media & Services ............................... — 3,960,424 — 3,960,424
IT Services ........................................... — 71,847,756 — 71,847,756
Life Sciences Tools & Services .............................. — 385,341 — 385,341
Machinery ............................................ — 14,521,987 — 14,521,987
Marine Transportation .................................... — 1,903,861 — 1,903,861
Media ............................................... — 83,190,084 — 83,190,084
Metals & Mining ........................................ — 45,195,797 — 45,195,797
Mortgage Real Estate Investment Trusts (REITs) .................. — 2,217,669 — 2,217,669
Multi-Utilities .......................................... — 16,102,491 — 16,102,491
Office REITs .......................................... — 568,429 — 568,429
Oil, Gas & Consumable Fuels ............................... — 134,970,164 — 134,970,164
Paper & Forest Products .................................. — 5,939,996 — 5,939,996
Passenger Airlines ...................................... — 8,523,975 — 8,523,975
Personal Care Products .................................. — 3,405,977 — 3,405,977
Pharmaceuticals ....................................... — 51,302,885 — 51,302,885
Professional Services .................................... — 4,916,807 — 4,916,807
Real Estate Management & Development ....................... — 31,282,246 — 31,282,246
Residential REITs ....................................... — 3,972,987 — 3,972,987
Retail REITs .......................................... — 4,471,809 — 4,471,809
Semiconductors & Semiconductor Equipment .................... — 29,365,094 780,653 30,145,747
Software ............................................. — 67,319,351 3,513,300 70,832,651
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Specialized REITs ...................................... $ — $ 19,187,982 $ — $ 19,187,982
Specialty Retail ........................................ — 23,122,762 — 23,122,762
Technology Hardware, Storage & Peripherals .................... — 4,325,093 — 4,325,093
Textiles, Apparel & Luxury Goods ............................ — 8,342,751 — 8,342,751
Tobacco ............................................. — 20,316,040 — 20,316,040
Trading Companies & Distributors ............................ — 20,700,441 — 20,700,441
Wireless Telecommunication Services ......................... — 39,149,537 — 39,149,537
Equity-Linked Notes ...................................... — 1,538,330,556 — 1,538,330,556
Fixed Rate Loan Interests
Financial Services ...................................... — — 30,066,875 30,066,875
Health Care Technology .................................. — 1,701,423 — 1,701,423
IT Services ........................................... — 265,620 — 265,620
Software ............................................. — 2,516,945 — 2,516,945
Floating Rate Loan Interests
Aerospace & Defense .................................... — 37,797,156 — 37,797,156
Automobile Components .................................. — 17,967,449 — 17,967,449
Automobiles .......................................... — 890,427 1,778,285 2,668,712
Beverages ........................................... — 5,734,011 — 5,734,011
Biotechnology ......................................... — 3,739,667 — 3,739,667
Broadline Retail ........................................ — 3,638,601 — 3,638,601
Building Products ....................................... — 13,701,023 — 13,701,023
Capital Markets ........................................ — 37,764,621 7,352,959 45,117,580
Chemicals ............................................ — 33,993,366 1,992,940 35,986,306
Commercial Services & Supplies ............................. — 41,388,637 — 41,388,637
Communications Equipment ................................ — 2,106,158 — 2,106,158
Construction & Engineering ................................ — 6,949,717 — 6,949,717
Construction Materials .................................... — 17,328,111 — 17,328,111
Consumer Staples Distribution & Retail ........................ — 2,352,487 — 2,352,487
Containers & Packaging .................................. — 17,056,812 — 17,056,812
Distributors ........................................... — 626,153 — 626,153
Diversified Consumer Services .............................. — 9,841,010 — 9,841,010
Diversified REITs ....................................... — 1,792,952 — 1,792,952
Diversified Telecommunication Services ........................ — 20,693,542 1,262,174 21,955,716
Electric Utilities ........................................ — 7,769,862 — 7,769,862
Electrical Equipment ..................................... — 200,088 — 200,088
Electronic Equipment, Instruments & Components ................. — 1,456,823 4,903,173 6,359,996
Energy Equipment & Services .............................. — 1,686,893 — 1,686,893
Entertainment ......................................... — 26,231,041 2,642,693 28,873,734
Financial Services ...................................... — 48,682,613 24,084,286 72,766,899
Food Products ......................................... — 18,805,607 — 18,805,607
Gas Utilities ........................................... — 900,264 — 900,264
Ground Transportation ................................... — 18,384,606 — 18,384,606
Health Care Equipment & Supplies ........................... — 5,767,614 — 5,767,614
Health Care Providers & Services ............................ — 35,383,359 422,466 35,805,825
Health Care Technology .................................. — 14,741,038 — 14,741,038
Hotels, Restaurants & Leisure .............................. — 62,839,459 12,915,434 75,754,893
Household Durables ..................................... — 5,646,755 — 5,646,755
Independent Power and Renewable Electricity Producers ............ — 7,442,700 — 7,442,700
Industrial Conglomerates .................................. — 15,171,416 — 15,171,416
Insurance ............................................ — 45,496,550 1,506,790 47,003,340
Interactive Media & Services ............................... — 1,277,443 — 1,277,443
IT Services ........................................... — 48,898,431 900,740 49,799,171
Leisure Products ....................................... — 401,719 — 401,719
Life Sciences Tools & Services .............................. — 2,082,212 — 2,082,212
Machinery ............................................ — 51,263,962 682,581 51,946,543
Media ............................................... — 19,583,809 1,045,506 20,629,315
Multi-Utilities .......................................... — 5,300,694 — 5,300,694
Oil, Gas & Consumable Fuels ............................... — 10,472,405 — 10,472,405
Passenger Airlines ...................................... — 14,185,410 — 14,185,410
Pharmaceuticals ....................................... — 12,693,403 — 12,693,403
Professional Services .................................... — 25,612,153 3,490,344 29,102,497
Real Estate Management & Development ....................... — 431,249 — 431,249
Semiconductors & Semiconductor Equipment .................... — 8,686,556 — 8,686,556
Software ............................................. — 103,623,317 1,223,935 104,847,252
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Specialty Retail ........................................ $ — $ 9,455,121 $ 388,485 $ 9,843,606
Technology Hardware, Storage & Peripherals .................... — 6,171,737 — 6,171,737
Trading Companies & Distributors ............................ — 7,095,705 — 7,095,705
Transportation Infrastructure ............................... — 10,967,628 1,227,708 12,195,336
Wireless Telecommunication Services ......................... — 5,125,716 2,051,038 7,176,754
Foreign Agency Obligations ................................. — 32,490,451 — 32,490,451
Foreign Government Obligations .............................. — 72,077,504 — 72,077,504
Investment Companies .................................... 699,886,739 — — 699,886,739
Non-Agency Mortgage-Backed Securities ........................ — 980,665,551 8,742,885 989,408,436
Preferred Securities
Banks ............................................... — 166,222 — 166,222
Chemicals ............................................ — 404,672 — 404,672
Consumer Finance ...................................... — 1,082,446 — 1,082,446
Electric Utilities ........................................ — 6,345,936 — 6,345,936
Household Products ..................................... — 5,524,512 — 5,524,512
Independent Power and Renewable Electricity Producers ............ — 1,742,098 — 1,742,098
IT Services ........................................... — — 114,275 114,275
Machinery ............................................ — 893,633 — 893,633
Oil, Gas & Consumable Fuels ............................... — 1,052,406 — 1,052,406
U.S. Government Sponsored Agency Securities .................... — 7,815,624 — 7,815,624
Warrants .............................................. — — — —
Short-Term Securities
Foreign Government Obligations .............................. — 4,218,811 — 4,218,811
Money Market Funds ...................................... 1,275,723,124 — — 1,275,723,124
Unfunded Floating Rate Loan Interests
(a)
........................... — 3,423 150,716 154,139
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (2,288) — (2,288)
$ 3,681,169,895 $ 7,608,877,947 $ 128,832,288 $ 11,418,880,130
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 614,865 $ — $ 614,865
Equity contracts ........................................... 140,995 — — 140,995
Foreign currency exchange contracts ............................ — 4,227,449 — 4,227,449
Interest rate contracts ....................................... 15,068,422 455,835 — 15,524,257
Liabilities
Credit contracts ........................................... — (143,106) — (143,106)
Equity contracts ........................................... (65,676) — — (65,676)
Foreign currency exchange contracts ............................ (16,480,434) (132,862) — (16,613,296)
Interest rate contracts ....................................... (65,508) — — (65,508)
$ (1,402,201) $ 5,022,181 $ — $ 3,619,980
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Multi-Asset Income Portfolio

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2025 ............................ $ 2,749,871 $ 10,554,329 $ 29,961,173 $ 55,354,688 $ 28,645,355 $ 109,413 $ 102,319 $ 127,477,148
Transfers into Level 3 ...................................... — — — 4,495,434 — — — 4,495,434
Transfers out of Level 3 ..................................... — — — (5,842,582) (19,926,612) — — (25,769,194)
Accrued discounts/premiums .................................. — 11,812 — 8,299 6,932 — — 27,043
Net realized gain ......................................... 379,309 — — 154 — — — 379,463
Net change in unrealized appreciation (depreciation)
(a)
................. (198,675) 285,655 105,702 (3,128,083) 17,210 4,862 48,397 (2,864,932)
Purchases .............................................. — 7,240,993 — 28,757,671 — — — 35,998,664
Sales ................................................. (1,137,270) (24) — (9,774,044) — — — (10,911,338)
Closing balance, as of October 31, 2025 ..........................
$ 1,793,235 $ 18,092,765 $ 30,066,875 $ 69,871,537 $ 8,742,885 $ 114,275 $ 150,716 $ 128,832,288
Net change in unrealized appreciation (depreciation) on investments still held at
October 31, 2025
(a)
......................................
$ (198,675) $ 285,655 $ 105,702 $ (247,338) $ 17,210 $ 4,862 $ 48,397 $ 15,813
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NZD New Zealand Dollar
PEN Peruvian Sol
SGD Singapore Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CNREPOFIX_CFXS China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NYRS New York Registered Shares
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate